UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
3/31/2025
Date of reporting period:
9/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Asia 50 ETF
AIA | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$27	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	18.99%	33.51%	6.31%	6.72%
S&P Developed ex US Broad Market Index	9.49	25.40	(0.85)	2.25
S&P Asia 50TM	22.24	36.22	7.31	7.49
Key Fund statistics
Net Assets	$1,418,992,316
Number of Portfolio Holdings	58
Portfolio Turnover Rate	9%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	40.8%
Financials	20.3%
Consumer Discretionary	18.0%
Communication Services	15.4%
Industrials	1.6%
Materials	1.2%
Energy	1.0%
Real Estate	1.0%
Health Care	0.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	39.9%
Taiwan	30.8%
South Korea	17.6%
Hong Kong	6.9%
Singapore	4.8%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Asia 50 ETF
Semi-Annual Shareholder Report — September 30, 2024
AIA-09/24-SAR

iShares Blockchain and Tech ETF
IBLC | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$23	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns		1 Year	Since Fund Inception
Fund NAV	(6.38	) %	85.80%	7.37%
MSCI All Country World Index	9.67		31.76	12.44
NYSE® FactSet® Global Blockchain Technologies Index	(6.17)		85.99	6.90
Key Fund statistics
Net Assets	$26,472,479
Number of Portfolio Holdings	39
Portfolio Turnover Rate	27%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was April 25, 2022.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	74.2%
Financials	21.5%
Communication Services	4.3%
Ten largest holdings
Security	Percent of Total Investments(a)
MARA Holdings Inc.	11.9%
Coinbase Global Inc., Class A	11.9%
Core Scientific Inc.	9.1%
Cleanspark Inc.	8.4%
Iris Energy Ltd.	4.8%
Terawulf Inc.	4.6%
Riot Platforms Inc.	4.3%
Advanced Micro Devices Inc.	4.0%
Nvidia Corp.	3.9%
Tencent Holdings Ltd.	3.8%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Blockchain and Tech ETF
Semi-Annual Shareholder Report — September 30, 2024
IBLC-09/24-SAR

iShares Copper and Metals Mining ETF
ICOP | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$25	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	13.45%	37.32%	23.37%
STOXX Emerging Markets All Cap Index	13.56	25.63	16.80
STOXX Global Copper and Metals Mining Index	14.28	37.88	24.68
Key Fund statistics
Net Assets	$33,594,439
Number of Portfolio Holdings	45
Portfolio Turnover Rate	30%
The Fund has added the STOXX Emerging Markets All Cap Index in response to new regulatory requirements.
The inception date of the Fund was June 21, 2023.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Copper	47.8%
Diversified Metals & Mining	41.2%
Gold	8.2%
Steel	2.8%
Ten largest holdings
Security	Percent of Total Investments(a)
BHP Group Ltd.	8.4%
Freeport-McMoRan Inc.	8.3%
Grupo Mexico SAB de CV, Series B	7.4%
Antofagasta PLC	6.3%
Southern Copper Corp.	6.1%
Amman Mineral Internasional PT	4.7%
Lundin Mining Corp.	4.6%
Ivanhoe Mines Ltd., Class A	4.6%
First Quantum Minerals Ltd.	4.3%
Evolution Mining Ltd.	4.2%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Copper and Metals Mining ETF
Semi-Annual Shareholder Report — September 30, 2024
ICOP-09/24-SAR

iShares Emerging Markets Infrastructure ETF
EMIF | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$31	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	6.76%	15.38%	(1.14	) %	(1.18	) %
S&P Emerging Broad Market Index	16.74	27.57	6.84		4.83
S&P Emerging Markets Infrastructure IndexTM	5.17	13.81	(0.85)		(0.85)
Key Fund statistics
Net Assets	$9,249,182
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%
The Fund has added the S&P Emerging Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	40.4%
Industrials	39.1%
Energy	20.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	38.3%
Brazil	24.4%
Mexico	17.4%
Thailand	10.0%
United Arab Emirates	5.0%
Qatar	4.9%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Infrastructure ETF
Semi-Annual Shareholder Report — September 30, 2024
EMIF-09/24-SAR

iShares Environmental Infrastructure and Industrials ETF
EFRA | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$25	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.99%	32.73%	18.49%
FTSE All World ex-US Index	9.19	25.28	21.40
FTSE Green Revenues Select Infrastructure and Industrials Index	11.15	32.94	18.84
Key Fund statistics
Net Assets	$5,420,406
Number of Portfolio Holdings	63
Portfolio Turnover Rate	20%
The Fund has added the FTSE All World ex-US Index in response to new regulatory requirements.
The inception date of the Fund was November 1, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	52.3%
Utilities	29.7%
Materials	11.6%
Information Technology	6.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Smurfit WestRock PLC	6.5%
Westinghouse Air Brake Technologies Corp.	6.2%
Xylem Inc./New York	5.9%
Veolia Environnement SA	5.8%
American Water Works Co. Inc.	5.7%
Pentair PLC	5.5%
Tetra Tech Inc.	4.3%
Clean Harbors Inc.	4.2%
Advanced Drainage Systems Inc.	3.7%
Essential Utilities Inc.	3.3%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Environmental Infrastructure and Industrials ETF
Semi-Annual Shareholder Report — September 30, 2024
EFRA-09/24-SAR

iShares Europe ETF
IEV | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$31	0.59%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.11%	25.66%	9.02%	5.48%
S&P Developed ex US Broad Market Index	9.49	25.40	(0.85)	2.25
S&P Europe 350TM	7.23	25.43	9.17	5.72
Key Fund statistics
Net Assets	$1,771,221,657
Number of Portfolio Holdings	366
Portfolio Turnover Rate	2%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.9%
Industrials	16.7%
Health Care	15.9%
Consumer Staples	10.7%
Consumer Discretionary	9.7%
Information Technology	7.5%
Materials	6.5%
Energy	4.8%
Utilities	4.2%
Communication Services	3.3%
Real Estate	0.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.4%
France	16.9%
Switzerland	15.1%
Germany	13.6%
Netherlands	7.3%
Sweden	5.2%
Denmark	5.2%
Spain	4.5%
Italy	4.1%
Belgium	1.4%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Europe ETF
Semi-Annual Shareholder Report — September 30, 2024
IEV-09/24-SAR

iShares Future AI & Tech ETF
ARTY | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) (formerly known as iShares Robotics and Artificial Intelligence Multisector ETF) for the period of August 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$8(a)	0.47%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.25%	13.33%	8.19%	6.99%
MSCI All Country World Index	9.67	31.76	12.19	10.62
Underlying Index	0.29	13.43	8.39	7.21
Morningstar® Global Artificial Intelligence Select IndexSM	N/A	N/A	N/A	N/A
NYSE® FactSet® Global Robotics and Artificial Intelligence Index	(1.83)	12.13	8.08	6.94
Key Fund statistics
Net Assets	$609,459,071
Number of Portfolio Holdings	50
Portfolio Turnover Rate	90%
Effective August 12, 2024, the Board of Trustees approved to change the Fund’s fiscal year end from July 31 to March 31. The Fund’s total return is 1.95% for the period from August 1, 2024 to September 30, 2024.
The inception date of the Fund was June 26, 2018.
The performance of the Underlying Index in this report reflects the performance of the NYSE® FactSet® Global Robotics and Artificial Intelligence Index through August 11, 2024 and, beginning on August 12, 2024, the performance of the Morningstar® Global Artificial Intelligence Select IndexSM, which, effective as of August 12, 2024, replaced the NYSE® FactSet® Global Robotics and Artificial Intelligence Index as the underlying index of the Fund.
The inception date of the Morningstar® Global Artificial Intelligence Select IndexSM was May 14, 2024. The cumulative total return for this index for the period May 14, 2024 through September 30, 2024 was 5.35%.
Effective August 30, 2024, the NYSE® FactSet® Global Robotics and Artificial Intelligence Index was discontinued by the index provider. Returns shown are through August 29, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	90.7%
Communication Services	6.4%
Consumer Discretionary	2.9%
Industrials	0.0	% (b)
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	88.5%
France	5.0%
Taiwan	3.9%
Canada	2.2%
South Korea	0.4%
Hong Kong	0.0	% (b)
Japan	0.0	% (b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Morningstar Inc., NYSE Group, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Future AI & Tech ETF
Semi-Annual Shareholder Report — September 30, 2024
ARTY-09/24-SAR

iShares Future Metaverse Tech and Communications ETF
IVRS | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$24	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	4.22%	23.29%	20.19%
MSCI All Country World Index	9.67	31.76	19.87
Morningstar® Global Metaverse & Virtual Interaction Select IndexSM	4.73	24.09	21.03
Key Fund statistics
Net Assets	$6,863,676
Number of Portfolio Holdings	40
Portfolio Turnover Rate	14%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was February 14, 2023.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Software	35.8%
Entertainment	30.3%
Interactive Media & Services	17.7%
Household Durables	7.9%
Technology Hardware, Storage & Peripherals	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Communications Equipment	0.1%
Electronic Equipment, Instruments & Components	0.0	% (b)
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	6.3%
Kuaishou Technology	5.8%
Unity Software Inc.	5.5%
NetEase Inc.	5.1%
Sony Group Corp.	4.5%
Autodesk Inc.	4.5%
PTC Inc.	4.5%
Kakao Games Corp.	4.5%
Krafton Inc.	4.5%
Dassault Systemes SE	4.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Future Metaverse Tech and Communications ETF
Semi-Annual Shareholder Report — September 30, 2024
IVRS-09/24-SAR

iShares Global 100 ETF
IOO | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$21	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.65%	37.07%	16.81%	12.15%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 100TM	11.75	37.05	16.81	12.06
Key Fund statistics
Net Assets	$6,251,710,550
Number of Portfolio Holdings	105
Portfolio Turnover Rate	3%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	43.0%
Health Care	10.6%
Consumer Discretionary	9.7%
Financials	9.1%
Communication Services	7.9%
Consumer Staples	7.8%
Industrials	4.6%
Energy	4.2%
Materials	2.1%
Utilities	0.6%
Real Estate	0.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	80.1%
United Kingdom	4.5%
Switzerland	3.4%
France	3.0%
Germany	2.4%
Japan	2.1%
Netherlands	1.4%
China	1.2%
South Korea	0.8%
Spain	0.6%
Australia	0.5%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global 100 ETF
Semi-Annual Shareholder Report — September 30, 2024
IOO-09/24-SAR

iShares Global Comm Services ETF
IXP | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$21	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.33%	39.52%	11.90%	6.75%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM	12.66	39.77	12.15	6.82
Key Fund statistics
Net Assets	$381,163,502
Number of Portfolio Holdings	70
Portfolio Turnover Rate	12%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM in this report reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM through June 23, 2019 and, beginning on June 24, 2019, the performance of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	54.0%
Diversified Telecommunication Services	17.5%
Entertainment	13.6%
Media	7.7%
Wireless Telecommunication Services	7.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	73.7%
China	6.8%
Japan	6.7%
Germany	2.4%
United Kingdom	1.8%
Canada	1.7%
France	1.3%
Spain	1.1%
Australia	1.1%
Netherlands	0.8%
Other#	2.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Comm Services ETF
Semi-Annual Shareholder Report — September 30, 2024
IXP-09/24-SAR

iShares Global Consumer Discretionary ETF
RXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$21	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.82%	22.93%	9.34%	9.56%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM	7.29	23.34	9.59	9.73
Key Fund statistics
Net Assets	$248,907,495
Number of Portfolio Holdings	141
Portfolio Turnover Rate	5%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM in this report reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM through September 22, 2019 and, beginning on September 23, 2019, the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Discretionary Distribution & Retail	34.5%
Automobiles & Components	25.1%
Consumer Services	22.0%
Consumer Durables & Apparel	18.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.1%
Japan	12.3%
China	8.1%
France	5.8%
Germany	3.1%
United Kingdom	2.5%
Spain	1.6%
Italy	1.6%
Switzerland	1.5%
Australia	1.4%
Other#	4.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Consumer Discretionary ETF
Semi-Annual Shareholder Report — September 30, 2024
RXI-09/24-SAR

iShares Global Consumer Staples ETF
KXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$21	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	8.94%	18.77%	6.25%	6.63%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Consumer Staples (Sector) Capped IndexTM	8.89	18.50	6.15	6.54
Key Fund statistics
Net Assets	$749,925,550
Number of Portfolio Holdings	104
Portfolio Turnover Rate	4%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM in this report reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM through June 23, 2019 and, beginning on June 24, 2019, the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Staples Merchandise Retail	17.2%
Packaged Foods & Meats	16.9%
Household Products	16.1%
Soft Drinks & Non-alcoholic Beverages	11.3%
Personal Care Products	10.6%
Tobacco	9.8%
Food Retail	7.7%
Distillers & Vintners	4.1%
Brewers	4.0%
Agricultural Products & Services	1.1%
Other*	1.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.2%
United Kingdom	12.1%
Japan	5.7%
Switzerland	5.2%
France	4.7%
Canada	2.3%
Netherlands	1.6%
Belgium	1.5%
Australia	1.4%
Mexico	1.1%
Other#	3.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Consumer Staples ETF
Semi-Annual Shareholder Report — September 30, 2024
KXI-09/24-SAR

iShares Global Energy ETF
IXC | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$20	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns		1 Year	5 Years	10 Years
Fund NAV	(3.61	) %	1.95%	10.93%	3.25%
S&P Global Broad Market Index	9.32		30.73	11.62	9.06
S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM	(3.62)		1.50	10.37	2.89
Key Fund statistics
Net Assets	$2,058,538,000
Number of Portfolio Holdings	55
Portfolio Turnover Rate	3%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM in this report reflects the performance of the S&P Global 1200 Energy Sector IndexTM through April 19, 2023 and, beginning on April 20, 2023, the performance of the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	55.9%
Oil & Gas Exploration & Production	18.7%
Oil & Gas Storage & Transportation	12.9%
Oil & Gas Refining & Marketing	6.9%
Oil & Gas Equipment & Services	4.8%
Coal & Consumable Fuels	0.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.2%
Canada	13.1%
United Kingdom	10.9%
France	5.4%
Brazil	2.1%
Australia	2.0%
Italy	1.5%
China	1.2%
Japan	1.1%
Norway	1.0%
Other#	1.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Energy ETF
Semi-Annual Shareholder Report — September 30, 2024
IXC-09/24-SAR

iShares Global Financials ETF
IXG | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$21	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.94%	37.94%	11.11%	8.14%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Financials IndexTM	10.94	37.61	11.09	8.15
Key Fund statistics
Net Assets	$415,763,123
Number of Portfolio Holdings	214
Portfolio Turnover Rate	4%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	38.7%
Insurance	20.2%
Financial Services	19.8%
Capital Markets	18.9%
Consumer Finance	2.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	56.8%
Canada	6.7%
Japan	4.9%
United Kingdom	4.8%
Australia	4.4%
Germany	2.9%
Switzerland	2.8%
China	1.9%
Italy	1.9%
Sweden	1.8%
Other#	11.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Financials ETF
Semi-Annual Shareholder Report — September 30, 2024
IXG-09/24-SAR

iShares Global Healthcare ETF
IXJ | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$21	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.17%	20.79%	11.42%	8.94%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Health Care IndexTM	6.09	20.51	11.40	8.97
Key Fund statistics
Net Assets	$4,288,642,831
Number of Portfolio Holdings	115
Portfolio Turnover Rate	3%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Pharmaceuticals	42.3%
Health Care Equipment & Supplies	19.1%
Health Care Providers & Services	15.8%
Biotechnology	13.9%
Life Sciences Tools & Services	8.8%
Health Care Technology	0.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	71.3%
Switzerland	7.8%
Denmark	5.2%
United Kingdom	4.3%
Japan	4.2%
France	2.6%
Australia	1.6%
Germany	1.5%
Belgium	0.7%
Netherlands	0.3%
Other#	0.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Healthcare ETF
Semi-Annual Shareholder Report — September 30, 2024
IXJ-09/24-SAR

iShares Global Industrials ETF
EXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$21	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.70%	33.96%	12.04%	9.66%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Industrials IndexTM	7.72	33.71	12.09	9.68
Key Fund statistics
Net Assets	$826,106,022
Number of Portfolio Holdings	213
Portfolio Turnover Rate	2%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Capital Goods	69.3%
Transportation	16.3%
Commercial & Professional Services	14.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	56.0%
Japan	13.6%
France	6.8%
United Kingdom	4.9%
Germany	3.9%
Sweden	3.4%
Canada	3.3%
Switzerland	2.5%
Denmark	0.9%
Australia	0.9%
Other#	3.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Industrials ETF
Semi-Annual Shareholder Report — September 30, 2024
EXI-09/24-SAR

iShares Global Infrastructure ETF
IGF | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$22	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	15.86%	30.14%	6.16%	5.59%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global Infrastructure IndexTM	15.82	29.68	5.97	5.38
Key Fund statistics
Net Assets	$4,201,173,017
Number of Portfolio Holdings	81
Portfolio Turnover Rate	8%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Transportation Infrastructure	39.3%
Electric Utilities	26.7%
Oil, Gas & Consumable Fuels	19.8%
Multi-Utilities	11.7%
Independent Power and Renewable Electricity Producers	1.9%
Gas Utilities	0.3%
Water Utilities	0.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	41.0%
Australia	8.8%
Canada	8.2%
Spain	7.9%
Mexico	6.5%
France	5.8%
China	4.6%
New Zealand	3.2%
Italy	2.6%
United Kingdom	2.3%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Infrastructure ETF
Semi-Annual Shareholder Report — September 30, 2024
IGF-09/24-SAR

iShares Global Materials ETF
MXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$20	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.61%	22.34%	11.53%	7.42%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Materials IndexTM	5.94	22.27	11.67	7.54
Key Fund statistics
Net Assets	$247,187,589
Number of Portfolio Holdings	101
Portfolio Turnover Rate	5%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Chemicals	49.3%
Metals & Mining	37.4%
Construction Materials	6.2%
Containers & Packaging	5.4%
Paper & Forest Products	1.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	41.0%
Australia	10.6%
United Kingdom	8.2%
Canada	7.9%
Japan	6.6%
Switzerland	6.0%
France	5.0%
Germany	3.6%
Brazil	1.8%
Netherlands	1.6%
Other#	7.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Materials ETF
Semi-Annual Shareholder Report — September 30, 2024
MXI-09/24-SAR

iShares Global Tech ETF
IXN | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$21	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.45%	43.53%	22.70%	19.46%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM	10.75	43.84	22.91	19.63
Key Fund statistics
Net Assets	$5,221,869,276
Number of Portfolio Holdings	124
Portfolio Turnover Rate	21%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM in this report reflects the performance of the S&P Global 1200 Information Technology Sector IndexTM through April 19, 2023 and, beginning on April 20, 2023, the performance of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	32.8%
Software	31.8%
Technology Hardware, Storage & Peripherals	23.1%
IT Services	5.3%
Electronic Equipment, Instruments & Components	4.0%
Communications Equipment	3.0%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.1%
Taiwan	5.9%
Japan	3.6%
Netherlands	2.4%
South Korea	2.2%
Germany	1.8%
Canada	1.3%
France	0.4%
Sweden	0.3%
China	0.3%
Other#	0.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Tech ETF
Semi-Annual Shareholder Report — September 30, 2024
IXN-09/24-SAR

iShares Global Timber & Forestry ETF
WOOD | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$20	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.80%	18.91%	9.92%	7.67%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global Timber & Forestry IndexTM	4.00	18.54	9.80	7.51
Key Fund statistics
Net Assets	$192,031,918
Number of Portfolio Holdings	32
Portfolio Turnover Rate	55%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Paper Products	49.9%
Timber REITs	17.8%
Paper & Plastic Packaging Products & Materials	17.2%
Forest Products	11.0%
Homebuilding	4.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	30.6%
Japan	13.6%
Brazil	9.8%
Sweden	9.1%
Finland	9.0%
Ireland	5.9%
Canada	5.7%
United Kingdom	4.0%
China	3.7%
Chile	3.2%
Other#	5.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Timber & Forestry ETF
Semi-Annual Shareholder Report — September 30, 2024
WOOD-09/24-SAR

iShares Global Utilities ETF
JXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$22	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	21.50%	35.31%	7.17%	7.55%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Utilities (Sector) Capped IndexTM	21.31	34.59	6.69	7.15
Key Fund statistics
Net Assets	$158,904,705
Number of Portfolio Holdings	68
Portfolio Turnover Rate	4%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	61.6%
Multi-Utilities	27.3%
Independent Power and Renewable Electricity Producers	5.0%
Gas Utilities	3.5%
Water Utilities	2.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	67.3%
United Kingdom	6.7%
Spain	5.8%
Italy	4.6%
Canada	3.6%
Germany	3.2%
France	2.8%
Japan	2.2%
Australia	1.0%
Portugal	0.7%
Other#	2.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Utilities ETF
Semi-Annual Shareholder Report — September 30, 2024
JXI-09/24-SAR

iShares India 50 ETF
INDY | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$47	0.89%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.78%	24.91%	11.46%	8.10%
MSCI Emerging Markets Index	14.16	26.05	5.75	4.02
Nifty 50 IndexTM	16.02	31.80	15.05	10.40
Key Fund statistics
Net Assets	$1,008,100,444
Number of Portfolio Holdings	52
Portfolio Turnover Rate	8%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	33.0%
Information Technology	12.8%
Energy	11.2%
Consumer Discretionary	10.9%
Consumer Staples	8.6%
Materials	6.4%
Industrials	5.9%
Communication Services	4.0%
Health Care	4.0%
Utilities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	11.3%
Reliance Industries Ltd.	8.6%
ICICI Bank Ltd.	7.8%
Infosys Ltd.	5.8%
ITC Ltd.	4.2%
Bharti Airtel Ltd.	4.0%
Tata Consultancy Services Ltd.	3.8%
Larsen & Toubro Ltd.	3.7%
Axis Bank Ltd.	3.0%
State Bank of India	2.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., NSE Indices Ltd., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares India 50 ETF
Semi-Annual Shareholder Report — September 30, 2024
INDY-09/24-SAR

iShares International Developed Small Cap Value Factor ETF
ISVL | Cboe BZX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$16	0.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	9.48%	28.64%	6.26%
FTSE All-World Index	9.78	31.56	8.90
FTSE Developed ex US ex Korea Small Cap Focused Value Index	9.58	28.25	6.44
Key Fund statistics
Net Assets	$201,196,055
Number of Portfolio Holdings	513
Portfolio Turnover Rate	45%
The Fund has added the FTSE All-World Index in response to new regulatory requirements.
The inception date of the Fund was March 23, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.9%
Materials	16.9%
Financials	13.8%
Consumer Discretionary	8.1%
Energy	7.6%
Real Estate	7.5%
Consumer Staples	6.2%
Health Care	4.9%
Information Technology	3.7%
Utilities	3.3%
Communication Services	3.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.9%
Canada	17.6%
United Kingdom	11.4%
Australia	7.6%
Switzerland	7.2%
Sweden	6.2%
Spain	4.2%
Germany	3.3%
Italy	2.7%
Finland	2.7%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Developed Small Cap Value Factor ETF
Semi-Annual Shareholder Report — September 30, 2024
ISVL-09/24-SAR

iShares International Dividend Growth ETF
IGRO | Cboe BZX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	12.14%	28.29%	8.97%	8.08%
MSCI All Country World Index	9.67	31.76	12.19	11.60
Morningstar® Global ex-US Dividend Growth IndexSM	12.48	28.14	8.99	8.08
Key Fund statistics
Net Assets	$897,875,655
Number of Portfolio Holdings	400
Portfolio Turnover Rate	12%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was May 17, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.8%
Health Care	15.2%
Industrials	14.6%
Consumer Staples	10.3%
Utilities	9.6%
Information Technology	8.2%
Materials	5.7%
Energy	3.9%
Consumer Discretionary	3.2%
Communication Services	2.6%
Real Estate	0.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	19.8%
Japan	19.7%
Switzerland	11.4%
United Kingdom	8.3%
China	5.1%
France	4.9%
Germany	4.9%
Italy	3.9%
India	3.4%
Spain	3.2%
Other#	15.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Dividend Growth ETF
Semi-Annual Shareholder Report — September 30, 2024
IGRO-09/24-SAR

iShares JPX-Nikkei 400 ETF
JPXN | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$24	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.53%	23.34%	7.07%	6.20%
MSCI ACWI ex USA Index	9.10	25.35	7.59	5.22
JPX-Nikkei Index 400	3.87	23.12	7.38	6.54
Key Fund statistics
Net Assets	$184,619,481
Number of Portfolio Holdings	393
Portfolio Turnover Rate	15%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The performance of the JPX-Nikkei Index 400 in this report reflects the performance of the S&P/TOPIX 150TM through September 3, 2015 and, beginning on September 4, 2015, the performance of the JPX-Nikkei Index 400.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.2%
Information Technology	15.2%
Consumer Discretionary	15.1%
Financials	11.8%
Health Care	9.3%
Consumer Staples	7.1%
Communication Services	6.9%
Materials	5.3%
Real Estate	2.6%
Utilities	1.3%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Hitachi Ltd.	1.6%
Sony Group Corp.	1.6%
Recruit Holdings Co. Ltd.	1.6%
ITOCHU Corp.	1.6%
Nippon Telegraph & Telephone Corp.	1.5%
Keyence Corp.	1.5%
Hoya Corp.	1.5%
Shin-Etsu Chemical Co. Ltd.	1.5%
Mitsubishi Corp.	1.5%
Mitsubishi Heavy Industries Ltd.	1.5%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., The Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc., or Nikkei, Inc., S&P Dow Jones Indices LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares JPX-Nikkei 400 ETF
Semi-Annual Shareholder Report — September 30, 2024
JPXN-09/24-SAR

iShares Latin America 40 ETF
ILF | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$23	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns		1 Year	5 Years	10 Years
Fund NAV	(6.56	) %	7.13%	2.30%	0.78%
S&P Emerging Broad Market Index	16.74		27.57	6.84	4.83
S&P Latin America 40TM	(6.04)		7.74	2.67	1.19
Key Fund statistics
Net Assets	$1,384,236,136
Number of Portfolio Holdings	44
Portfolio Turnover Rate	9%
The Fund has added the S&P Emerging Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.8%
Materials	20.4%
Energy	13.0%
Consumer Staples	12.3%
Industrials	6.5%
Communication Services	4.4%
Utilities	2.3%
Health Care	1.4%
Consumer Discretionary	1.2%
Real Estate	0.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Brazil	62.6%
Mexico	24.2%
Chile	6.5%
Peru	5.0%
Colombia	1.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Latin America 40 ETF
Semi-Annual Shareholder Report — September 30, 2024
ILF-09/24-SAR

iShares Lithium Miners and Producers ETF
ILIT | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$22	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns		1 Year		Since Fund Inception
Fund NAV	(15.55	) %	(37.18	) %	(45.28	) %
STOXX Emerging Markets All Cap Index	13.56		25.63		16.80
STOXX Global Lithium Miners and Producers Index	(15.71)		(38.21)		(45.89)
Key Fund statistics
Net Assets	$4,551,686
Number of Portfolio Holdings	32
Portfolio Turnover Rate	38%
The Fund has added the STOXX Emerging Markets All Cap Index in response to new regulatory requirements.
The inception date of the Fund was June 21, 2023.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	41.7%
Specialty Chemicals	33.2%
Electrical Components & Equipment	10.5%
Commodity Chemicals	7.4%
Technology Hardware, Storage & Peripherals	4.4%
Industrial Machinery & Supplies & Components	1.0%
Steel	0.9%
IT Consulting & Other Services	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Mineral Resources Ltd.	7.8%
Pilbara Minerals Ltd.	7.8%
POSCO Future M Co. Ltd.	7.3%
Sociedad Quimica y Minera de Chile SA	7.3%
Albemarle Corp.	7.1%
Lithium Americas Argentina Corp.	4.6%
Sigma Lithium Corp.	4.6%
Arcadium Lithium PLC	4.5%
CosmoAM&T Co. Ltd.	4.4%
Liontown Resources Ltd.	4.3%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Lithium Miners and Producers ETF
Semi-Annual Shareholder Report — September 30, 2024
ILIT-09/24-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services– Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

September 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Copper and Metals Mining ETF | ICOP | NASDAQ
• iShares Environmental Infrastructure and Industrials ETF | EFRA | NASDAQ
• iShares Global 100 ETF | IOO | NYSE Arca
• iShares Global Infrastructure ETF | IGF | NASDAQ
• iShares Global Timber & Forestry ETF | WOOD | NASDAQ
• iShares Lithium Miners and Producers ETF | ILIT | NASDAQ

2

Schedule of Investments (unaudited)
September 30, 2024
iShares® Copper and Metals Mining ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Metals & Mining — 99.4%
Al Masane Al Kobra Mining Co.	8,191	$162,661
Amman Mineral Internasional PT(a)	2,584,600	1,585,410
Anglo American PLC	31,164	1,013,008
Antofagasta PLC	77,676	2,093,745
Atalaya Mining PLC	23,182	124,903
Baiyin Nonferrous Group Co. Ltd., Class A	99,800	45,416
BHP Group Ltd.	89,889	2,790,708
Capstone Copper Corp.(a)	127,569	997,009
China Nonferrous Mining Corp Ltd.	294,000	239,326
CMOC Group Ltd., Class A	27,800	33,961
Develop Global Ltd.(a)	41,264	70,432
ERO Copper Corp.(a)	22,184	493,889
Evolution Mining Ltd.	443,917	1,414,301
Filo Corp., NVS(a)	20,692	493,107
First Quantum Minerals Ltd.	105,728	1,441,550
Foran Mining Corp.(a)(b)	74,581	231,058
Freeport-McMoRan Inc.	55,895	2,790,278
Glencore PLC	172,893	990,098
Grupo Mexico SAB de CV, Series B	446,529	2,489,360
Hudbay Minerals Inc.	88,175	811,044
Ivanhoe Mines Ltd., Class A(a)(b)	102,874	1,530,426
Jiangxi Copper Co. Ltd., Class A	28,200	96,695
Jinchuan Group International Resources Co. Ltd.	370,000	31,296
KGHM Polska Miedz SA	30,560	1,263,716
Lundin Mining Corp.	147,711	1,547,610
Metals Acquisition Ltd., Class A(a)	13,469	186,546
MMG Ltd.(a)	889,600	308,952
Newmont Corp.	23,153	1,237,528
NGEx Minerals Ltd.(a)	26,752	220,749
Nittetsu Mining Co. Ltd.	2,400	71,753
North Copper Co. Ltd., Class A	24,300	35,376
Rio Tinto PLC, ADR	19,775	1,407,387
Sandfire Resources Ltd.(a)	102,886	761,714
South32 Ltd.	115,490	296,222
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	17,714	$2,048,978
Taseko Mines Ltd.(a)	66,998	169,916
Teck Resources Ltd., Class B	11,807	616,693
Vale SA	81,850	954,218
WA1 Resources Ltd., NVS(a)	9,134	94,924
Western Mining Co. Ltd., Class A	32,400	86,410
Yunnan Copper Co. Ltd., Class A	27,400	53,679
Zijin Mining Group Co. Ltd., Class A	31,000	78,890
		33,410,942
Total Long-Term Investments — 99.4% (Cost: $32,288,914)		33,410,942
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	719,846	720,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	50,000	50,000
Total Short-Term Securities — 2.3% (Cost: $770,268)		770,494
Total Investments — 101.7% (Cost: $33,059,182)		34,181,436
Liabilities in Excess of Other Assets — (1.7)%		(586,997)
Net Assets — 100.0%		$33,594,439

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$585,612	$134,774 (a)	$—	$(192)	$300	$720,494	719,846	$4,109 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	50,000 (a)	—	—	—	50,000	50,000	685	—
				$(192)	$300	$770,494		$4,794	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Copper and Metals Mining ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	16	12/20/24	$180	$2,023
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,023	$—	$—	$—	$2,023

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,824	$—	$—	$—	$4,824
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,329	$—	$—	$—	$1,329
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$95,131
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$19,792,249	$13,618,693	$—	$33,410,942
Short-Term Securities
Money Market Funds	770,494	—	—	770,494
	$20,562,743	$13,618,693	$—	$34,181,436
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Copper and Metals Mining ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,023	$—	$—	$2,023

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 6.9%
Advanced Drainage Systems Inc.	1,287	$202,265
China Lesso Group Holdings Ltd.	17,000	8,570
Reliance Worldwide Corp. Ltd.	14,485	58,518
TOTO Ltd.	2,700	100,433
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,000	4,215
		374,001
Chemicals — 0.9%
Umicore SA	3,758	48,772
Commercial Services & Supplies — 10.8%
Befesa SA(a)	736	21,326
Beijing Originwater Technology Co. Ltd., Class A	4,600	3,182
Clean Harbors Inc.(b)	935	225,999
Stericycle Inc.(b)	1,692	103,212
Tetra Tech Inc.	4,891	230,659
		584,378
Construction & Engineering — 4.8%
Integrated Design & Engineering Holdings Co. Ltd., NVS	200	5,972
NBCC India Ltd.	11,603	24,810
Stantec Inc.	2,097	168,634
Sweco AB, Class B	3,699	62,673
		262,089
Containers & Packaging — 9.4%
DS Smith PLC	25,287	156,374
Smurfit WestRock PLC	7,036	351,626
		508,000
Electronic Equipment, Instruments & Components — 6.3%
Badger Meter Inc.	535	116,849
Landis+Gyr Group AG	434	40,376
Riken Keiki Co. Ltd.	600	16,191
Shimadzu Corp.	4,900	163,888
Wasion Holdings Ltd.	8,000	6,588
		343,892
Machinery — 27.6%
Dawonsys Co. Ltd.(b)	642	5,306
Franklin Electric Co. Inc.	825	86,476
Fujian Longking Co. Ltd., Class A	1,400	2,529
Lindsay Corp.	197	24,554
METAWATER Co. Ltd.	400	4,988
Mueller Water Products Inc., Class A	2,830	61,411
NGK Insulators Ltd.	4,500	59,185
Organo Corp.	500	24,470
Pentair PLC	3,030	296,304
TOMRA Systems ASA	4,303	63,248
Torishima Pump Manufacturing Co. Ltd.	400	7,659
Watts Water Technologies Inc., Class A	499	103,388
Westinghouse Air Brake Technologies Corp.	1,852	336,638
Xylem Inc./New York	2,372	320,291
Yangzijiang Shipbuilding Holdings Ltd.	46,700	89,131
Yutong Bus Co. Ltd., Class A	2,900	10,839
		1,496,417
Security	Shares	Value
Metals & Mining — 1.3%
ARE Holdings Inc.	1,300	$16,514
Dowa Holdings Co. Ltd.	800	29,402
Sims Ltd.	2,914	25,319
		71,235
Multi-Utilities — 6.4%
Qatar Electricity & Water Co. QSC	8,373	36,279
Veolia Environnement SA	9,476	311,981
		348,260
Professional Services — 1.7%
Arcadis NV	1,332	92,357
Water Utilities — 23.2%
Aguas Andinas SA, Class A	52,711	16,295
American States Water Co.	679	56,554
American Water Works Co. Inc.	2,112	308,859
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	9,500	4,422
Beijing Enterprises Water Group Ltd.	74,000	22,969
California Water Service Group	1,054	57,148
Chengdu Xingrong Environment Co. Ltd., Class A	3,800	3,922
China Water Affairs Group Ltd.	22,000	14,685
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,893	130,978
Cia de Saneamento de Minas Gerais Copasa MG	3,386	14,320
Cia De Sanena Do Parana	4,445	24,054
Essential Utilities Inc.	4,621	178,232
Penno Group PLC	4,803	38,015
Severn Trent PLC	4,853	171,813
SJW Group	599	34,808
United Utilities Group PLC	12,540	175,815
Zhongshan Public Utilities Group Co. Ltd., Class A	1,900	2,437
		1,255,326
Total Common Stocks — 99.3% (Cost: $4,096,601)		5,384,727
Preferred Stocks
Machinery — 0.4%
Marcopolo SA, Preference Shares, NVS	12,742	18,595
Total Preferred Stocks — 0.4% (Cost: $13,680)		18,595
Total Investments — 99.7% (Cost: $4,110,281)		5,403,322
Other Assets Less Liabilities — 0.3%		17,084
Net Assets — 100.0%		$5,420,406

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Environmental Infrastructure and Industrials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(42)(b)	$42	$—	$—	—	$597 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	55	—
				$42	$—	$—		$652	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	12/20/24	$11	$213
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$213	$—	$—	$—	$213

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,147	$—	$—	$—	$1,147
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$222	$—	$—	$—	$222
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,948
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
7
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Environmental Infrastructure and Industrials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,487,569	$1,897,158	$—	$5,384,727
Preferred Stocks	18,595	—	—	18,595
	$3,506,164	$1,897,158	$—	$5,403,322
Derivative Financial Instruments(a)
Assets
Equity Contracts	$213	$—	$—	$213

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.6%
BHP Group Ltd.	1,108,659	$34,419,595
China — 1.2%
Tencent Holdings Ltd.	1,366,900	76,006,255
France — 3.0%
AXA SA	375,214	14,444,545
Cie de Saint-Gobain SA	110,172	10,047,956
Engie SA	383,290	6,627,922
L'Oreal SA	50,250	22,538,965
LVMH Moet Hennessy Louis Vuitton SE	55,756	42,757,909
Sanofi SA	240,829	27,728,848
Schneider Electric SE	117,708	31,028,730
TotalEnergies SE	487,454	31,652,961
		186,827,836
Germany — 2.4%
Allianz SE, Registered	85,616	28,160,723
BASF SE	195,094	10,340,535
Bayer AG, Registered	214,786	7,266,576
Deutsche Bank AG, Registered	436,023	7,548,282
Deutsche Telekom AG, Registered	763,037	22,409,806
E.ON SE	490,783	7,308,707
Mercedes-Benz Group AG	168,368	10,910,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	29,237	16,110,876
RWE AG	147,968	5,390,888
Siemens AG, Registered	164,387	33,256,781
		148,703,276
Japan — 2.1%
Bridgestone Corp.	127,900	4,939,225
Canon Inc.	208,850	6,878,530
Honda Motor Co. Ltd.	1,061,200	11,329,733
Mitsubishi UFJ Financial Group Inc.	2,696,500	27,689,258
Seven & i Holdings Co. Ltd.	526,660	7,930,263
Sony Group Corp.	1,363,500	26,489,507
Toyota Motor Corp.	2,692,700	48,398,620
		133,655,136
Netherlands — 1.4%
ASML Holding NV	87,348	72,661,293
ING Groep NV	722,064	13,100,408
		85,761,701
South Korea — 0.8%
Samsung Electronics Co. Ltd.	1,057,017	49,403,682
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,259,808	13,608,775
Banco Santander SA	3,387,275	17,355,923
Telefonica SA	1,039,428	5,084,969
		36,049,667
Switzerland — 3.3%
ABB Ltd., Registered	349,792	20,293,392
Nestle SA, Registered	572,734	57,555,423
Novartis AG, Registered	430,849	49,608,942
Roche Holding AG, Bearer	6,192	2,119,879
Roche Holding AG, NVS	153,572	49,145,674
Swiss Re AG	64,642	8,945,123
UBS Group AG, Registered	703,896	21,781,389
		209,449,822
United Kingdom — 4.5%
Anglo American PLC	292,390	9,504,340
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	338,883	$52,793,364
Barclays PLC	3,210,823	9,647,176
BP PLC	3,544,669	18,487,346
Diageo PLC	485,992	16,975,647
GSK PLC	906,140	18,449,933
HSBC Holdings PLC	4,034,965	36,197,742
National Grid PLC	1,061,039	14,666,739
Prudential PLC	596,590	5,534,711
Rio Tinto PLC	232,730	16,520,945
Shell PLC	1,375,612	44,627,229
Unilever PLC	544,954	35,331,152
		278,736,324
United States — 79.9%
3M Co.	120,089	16,416,166
Abbott Laboratories	380,347	43,363,362
Accenture PLC, Class A	136,923	48,399,542
Alphabet Inc., Class A	1,280,798	212,420,348
Alphabet Inc., Class C, NVS	1,049,955	175,541,976
Amazon.com Inc.(a)	2,042,048	380,494,804
American Tower Corp.	102,091	23,742,283
Aon PLC, Class A	47,479	16,427,259
Apple Inc.	3,323,848	774,456,584
Bristol-Myers Squibb Co.	443,194	22,930,858
Broadcom Inc.	1,017,636	175,542,210
Caterpillar Inc.	105,984	41,452,462
Chevron Corp.	371,813	54,756,901
Cisco Systems Inc.	880,707	46,871,227
Citigroup Inc.	417,041	26,106,767
Coca-Cola Co. (The)	847,934	60,932,537
Colgate-Palmolive Co.	178,609	18,541,400
DuPont de Nemours Inc.	91,259	8,132,090
Eli Lilly & Co.	172,436	152,767,950
Emerson Electric Co.	125,192	13,692,249
Exxon Mobil Corp.	971,211	113,845,353
Ford Motor Co.	853,498	9,012,939
General Electric Co.	237,021	44,697,420
Goldman Sachs Group Inc. (The)	69,023	34,173,978
Honeywell International Inc.	142,339	29,422,895
HP Inc.	213,928	7,673,597
Intel Corp.	932,781	21,883,042
International Business Machines Corp.	201,360	44,516,669
Johnson & Johnson	526,224	85,279,861
Johnson Controls International PLC	146,017	11,332,379
JPMorgan Chase & Co.	621,952	131,144,799
Kimberly-Clark Corp.	73,622	10,474,938
Linde PLC	105,168	50,150,413
Marsh & McLennan Companies Inc.	107,497	23,981,506
Mastercard Inc., Class A	180,344	89,053,867
McDonald's Corp.	156,811	47,750,518
Merck & Co. Inc.	554,127	62,926,662
Microsoft Corp.	1,624,899	699,194,040
Morgan Stanley	272,313	28,385,907
Nike Inc., Class B	262,642	23,217,553
Nvidia Corp.	5,377,710	653,069,102
PepsiCo Inc.	300,256	51,058,533
Pfizer Inc.	1,238,759	35,849,685
Philip Morris International Inc.	339,884	41,261,918
Procter & Gamble Co. (The)	514,597	89,128,200
Qualcomm Inc.	243,725	41,445,436
RTX Corp.	290,792	35,232,359
Texas Instruments Inc.	199,597	41,230,752
Thermo Fisher Scientific Inc.	83,504	51,653,069
9
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walmart Inc.	949,435	$76,666,876
		4,997,703,241
Total Long-Term Investments — 99.8% (Cost: $3,672,733,038)		6,236,716,535
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)(c)	6,770,000	6,770,000
Total Short-Term Securities — 0.1% (Cost: $6,770,000)		6,770,000
Total Investments — 99.9% (Cost: $3,679,503,038)		6,243,486,535
Other Assets Less Liabilities — 0.1%		8,224,015
Net Assets — 100.0%		$6,251,710,550

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$6,159 (b)	$—	$(6,159)	$—	$—	—	$610 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,330,000	—	(2,560,000)(b)	—	—	6,770,000	6,770,000	256,529	—
				$(6,159)	$—	$6,770,000		$257,139	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	42	12/20/24	$12,210	$225,768
Euro STOXX 50 Index	17	12/20/24	953	20,204
				$245,972
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global 100 ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$245,972	$—	$—	$—	$245,972

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,308,683	$—	$—	$—	$1,308,683
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(134,441)	$—	$—	$—	$(134,441)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,537,266
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,997,703,241	$1,239,013,294	$—	$6,236,716,535
Short-Term Securities
Money Market Funds	6,770,000	—	—	6,770,000
	$5,004,473,241	$1,239,013,294	$—	$6,243,486,535
Derivative Financial Instruments(a)
Assets
Equity Contracts	$225,768	$20,204	$—	$245,972

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Argentina — 0.2%
Corp. America Airports SA(a)(b)	546,387	$9,539,917
Australia — 8.8%
Atlas Arteria Ltd.	19,971,841	67,302,790
Dalrymple Bay Infrastructure Ltd.(b)	4,767,832	10,635,158
Qube Holdings Ltd.	33,322,808	90,438,199
Transurban Group	22,094,320	199,623,975
		368,000,122
Brazil — 0.6%
Centrais Eletricas Brasileiras SA, ADR	1,291,243	9,335,687
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(b)	648,275	10,722,469
Ultrapar Participacoes SA, ADR	1,459,146	5,661,486
		25,719,642
Cameroon, United Republic of — 0.2%
Golar LNG Ltd.	204,430	7,514,847
Canada — 8.1%
Enbridge Inc.	4,280,091	173,868,313
Keyera Corp.	450,440	14,044,922
Pembina Pipeline Corp.	1,140,167	46,999,379
TC Energy Corp.	2,039,362	96,943,017
Westshore Terminals Investment Corp.	595,440	10,676,491
		342,532,122
China — 4.5%
Anhui Expressway Co. Ltd., Class H	7,530,000	9,143,886
Beijing Capital International Airport Co. Ltd., Class H(a)	35,440,000	13,096,600
CGN Power Co. Ltd., Class H(c)	15,883,000	6,100,973
China Gas Holdings Ltd.	3,770,400	3,482,073
China Longyuan Power Group Corp. Ltd., Class H	4,697,000	4,209,275
China Merchants Port Holdings Co. Ltd.	22,166,000	35,122,736
China Resources Gas Group Ltd.	1,277,500	5,113,036
China Resources Power Holdings Co. Ltd.	2,520,000	6,793,336
COSCO Shipping Ports Ltd.	23,544,000	14,200,810
Huaneng Power International Inc., Class H	5,788,000	3,534,208
Jiangsu Expressway Co. Ltd., Class H	23,044,000	23,279,348
Kunlun Energy Co. Ltd.	5,148,000	5,289,936
Shenzhen Expressway Corp. Ltd., Class H	11,558,000	10,311,041
Shenzhen International Holdings Ltd.	25,446,000	22,541,156
Yuexiu Transport Infrastructure Ltd.	15,776,000	7,661,484
Zhejiang Expressway Co. Ltd., Class H	30,596,000	21,308,164
		191,188,062
Denmark — 0.3%
Svitzer Group A/S, NVS(a)	267,717	11,193,937
France — 5.8%
Aeroports de Paris SA	727,790	93,468,062
Engie SA	2,482,114	42,921,180
Getlink SE	5,911,736	105,445,551
		241,834,793
Germany — 1.9%
E.ON SE	3,178,186	47,329,330
Fraport AG Frankfurt Airport Services Worldwide(a)	592,861	33,078,232
		80,407,562
Italy — 2.6%
Enav SpA(c)	4,801,418	21,304,208
Enel SpA	10,937,857	87,369,376
		108,673,584
Security	Shares	Value
Japan — 1.6%
Iwatani Corp.	413,800	$5,973,508
Japan Airport Terminal Co. Ltd.	1,756,500	63,386,106
		69,359,614
Mexico — 6.4%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	649,816	44,070,521
Grupo Aeroportuario del Pacifico SAB de CV, Class A, ADR	769,404	133,891,684
Grupo Aeroportuario del Sureste SAB de CV, ADR	329,137	93,066,778
		271,028,983
New Zealand — 3.2%
Auckland International Airport Ltd.	28,052,111	133,126,693
Norway — 0.1%
Frontline PLC, NVS	286,209	6,498,836
Singapore — 1.7%
Hutchison Port Holdings Trust, Class U	93,632,200	14,138,462
SATS Ltd.(b)	16,915,718	47,517,288
SIA Engineering Co. Ltd.	4,610,600	8,672,427
		70,328,177
Spain — 7.9%
Aena SME SA(c)	929,687	204,229,416
Iberdrola SA	8,198,383	126,739,820
		330,969,236
Switzerland — 2.1%
Flughafen Zurich AG, Registered	358,952	86,353,268
United Kingdom — 2.3%
National Grid PLC	6,916,365	95,604,894
United States — 40.7%
American Electric Power Co. Inc.	753,267	77,285,194
Antero Midstream Corp.	662,201	9,966,125
Cheniere Energy Inc.	444,779	79,989,055
Consolidated Edison Inc.	489,563	50,978,195
Constellation Energy Corp.	442,641	115,095,513
Dominion Energy Inc.	1,187,598	68,631,289
DT Midstream Inc.(a)	190,890	15,015,408
Duke Energy Corp.	1,092,841	126,004,567
Edison International	546,671	47,609,577
Exelon Corp.	1,415,597	57,402,458
Kinder Morgan Inc.	3,795,581	83,844,384
NextEra Energy Inc.	2,483,208	209,905,572
ONEOK Inc.	1,148,098	104,626,171
PG&E Corp.	3,025,782	59,819,710
Public Service Enterprise Group Inc.	705,196	62,910,535
Sempra Energy	896,279	74,955,813
Southern Co. (The)	1,547,850	139,585,113
Targa Resources Corp.	430,640	63,739,027
Vistra Corp.	486,344	57,651,218
WEC Energy Group Inc.	447,440	43,034,779
Williams Companies Inc. (The)	2,396,019	109,378,267
Xcel Energy Inc.	789,196	51,534,499
		1,708,962,469
Total Common Stocks — 99.0% (Cost: $3,506,726,543)		4,158,836,758
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, ADR	2,696,966	$5,555,750
Total Preferred Stocks — 0.1% (Cost: $3,923,622)		5,555,750
Total Long-Term Investments — 99.1% (Cost: $3,510,650,165)		4,164,392,508
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	4,460,927	4,464,941
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	3,230,000	3,230,000
Total Short-Term Securities — 0.2% (Cost: $7,691,284)		7,694,941
Total Investments — 99.3% (Cost: $3,518,341,449)		4,172,087,449
Other Assets Less Liabilities — 0.7%		29,085,568
Net Assets — 100.0%		$4,201,173,017

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,341,005	$—	$(4,878,315)(a)	$(995)	$3,246	$4,464,941	4,460,927	$188,181 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,020,000	—	(790,000)(a)	—	—	3,230,000	3,230,000	112,409	—
				$(995)	$3,246	$7,694,941		$300,590	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	63	10/18/24	$8,340	$75,863
S&P/TSE 60 Index	56	12/19/24	11,961	79,321
SPI 200 Index	72	12/19/24	10,279	3,232
Dow Jones U.S. Real Estate Index	159	12/20/24	6,258	(24,594)
				$133,822
13
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$158,416	$—	$—	$—	$158,416
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$24,594	$—	$—	$—	$24,594

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,255,841	$—	$—	$—	$1,255,841
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(240,130)	$—	$—	$—	$(240,130)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,893,283
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,532,900,958	$1,625,935,800	$—	$4,158,836,758
Preferred Stocks	5,555,750	—	—	5,555,750
Short-Term Securities
Money Market Funds	7,694,941	—	—	7,694,941
	$2,546,151,649	$1,625,935,800	$—	$4,172,087,449
Derivative Financial Instruments(a)
Assets
Equity Contracts	$79,321	$79,095	$—	$158,416
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Infrastructure ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(24,594)	$—	$—	$(24,594)
	$54,727	$79,095	$—	$133,822

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Timber & Forestry ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 9.7%
Dexco SA	2,603,778	$4,086,551
Klabin SA	1,544,631	5,923,113
Suzano SA	866,566	8,659,774
		18,669,438
Canada — 5.7%
Interfor Corp.(a)	157,721	2,367,360
West Fraser Timber Co. Ltd.	88,113	8,584,902
		10,952,262
Chile — 3.2%
Empresas CMPC SA	3,554,586	6,181,889
China — 3.7%
Nine Dragons Paper Holdings Ltd.(a)	6,411,000	3,374,700
Shandong Sun Paper Industry JSC Ltd., Class A	1,769,600	3,775,143
		7,149,843
Finland — 8.9%
Stora Enso OYJ, Class R	648,420	8,295,926
UPM-Kymmene OYJ	263,920	8,834,566
		17,130,492
Indonesia — 1.8%
Indah Kiat Pulp & Paper Tbk PT	5,862,400	3,345,226
Ireland — 5.9%
Smurfit WestRock PLC	228,432	11,289,109
Japan — 13.5%
Daio Paper Corp.	400,100	2,527,086
Hokuetsu Corp.(b)	279,400	3,062,256
Nippon Paper Industries Co. Ltd.	763,800	5,222,632
Oji Holdings Corp.	1,852,000	7,419,517
Sumitomo Forestry Co. Ltd.	157,600	7,757,815
		25,989,306
Saudi Arabia — 1.1%
Middle East Paper Co.(a)	174,441	2,045,858
South Africa — 2.5%
Sappi Ltd.	1,691,816	4,740,452
Sweden — 9.0%
Billerud Aktiebolag	461,319	5,292,855
Security	Shares	Value
Sweden (continued)
Holmen AB, Class B	139,189	$6,026,253
Svenska Cellulosa AB SCA, Class B	413,055	6,022,032
		17,341,140
United Kingdom — 4.0%
Mondi PLC, NVS	400,659	7,642,770
United States — 30.4%
Clearwater Paper Corp.(a)	119,540	3,411,672
International Paper Co.	213,120	10,410,912
PotlatchDeltic Corp.	217,117	9,781,121
Rayonier Inc.	452,923	14,575,062
Sylvamo Corp.	123,138	10,571,397
Weyerhaeuser Co.	283,619	9,603,339
		58,353,503
Total Long-Term Investments — 99.4% (Cost: $181,897,786)		190,831,288
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	2,467,121	2,469,341
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	230,000	230,000
Total Short-Term Securities — 1.4% (Cost: $2,698,303)		2,699,341
Total Investments — 100.8% (Cost: $184,596,089)		193,530,629
Liabilities in Excess of Other Assets — (0.8)%		(1,498,711)
Net Assets — 100.0%		$192,031,918

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$259,358	$2,208,992 (a)	$—	$(84)	$1,075	$2,469,341	2,467,121	$37,583 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	50,000 (a)	—	—	—	230,000	230,000	4,899	—
				$(84)	$1,075	$2,699,341		$42,482	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Timber & Forestry ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	5	12/20/24	$471	$4,987
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,987	$—	$—	$—	$4,987

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$107,361	$—	$—	$—	$107,361
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(38,913)	$—	$—	$—	$(38,913)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$582,010
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$105,446,201	$85,385,087	$—	$190,831,288
Short-Term Securities
Money Market Funds	2,699,341	—	—	2,699,341
	$108,145,542	$85,385,087	$—	$193,530,629
17
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Timber & Forestry ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,987	$—	$—	$4,987

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments (unaudited)
September 30, 2024
iShares® Lithium Miners and Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 40.5%
Albemarle Corp.	3,423	$324,191
Arcadium Lithium PLC, NVS(a)(b)	71,670	204,260
Canmax Technologies Co. Ltd., Class A	17,500	60,991
Chunbo Co. Ltd.(a)	1,595	73,656
CNGR Advanced Material Co. Ltd., Class A	19,460	110,503
Do-Fluoride New Materials Co. Ltd., Class A	15,600	27,580
Ganfeng Lithium Group Co. Ltd., Class A	33,500	162,545
Guangzhou Tinci Materials Technology Co. Ltd., Class A	39,800	103,748
MNTech Co. Ltd.(a)	4,873	43,564
Ningbo Shanshan Co. Ltd., Class A	29,600	39,071
Shenzhen Capchem Technology Co. Ltd., Class A	15,600	89,339
Sociedad Quimica y Minera de Chile SA, ADR	7,918	330,022
Tianqi Lithium Corp., Class A	35,100	173,978
Yunnan Energy New Material Co. Ltd., Class A	20,300	97,782
		1,841,230
Electrical Equipment — 10.5%
Beijing Easpring Material Technology Co. Ltd., Class A	10,500	63,889
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A, NVS	15,700	83,150
POSCO Future M Co. Ltd.	1,733	330,267
		477,306
IT Services — 0.9%
Kwangmu Co. Ltd.(a)	14,065	39,767
Machinery — 1.0%
Kangwon Energy Co. Ltd.(a)	4,847	46,419
Metals & Mining — 42.4%
Core Lithium Ltd.(a)(b)	846,055	75,746
Latin Resources Ltd., NVS(a)	1,036,968	161,288
Liontown Resources Ltd.(a)(b)	356,156	196,848
Lithium Americas Argentina Corp.(a)	63,834	208,099
Security	Shares	Value
Metals & Mining (continued)
Lithium Americas Corp.(a)(b)	68,988	$186,268
Mineral Resources Ltd.	9,961	355,145
Piedmont Lithium Inc.(a)(b)	7,669	68,484
Pilbara Minerals Ltd.(a)(b)	157,192	353,568
Sigma Lithium Corp.(a)(b)	16,708	206,511
Sinomine Resource Group Co. Ltd., Class A	15,100	77,745
YongXing Special Materials Technology Co. Ltd., Class A	7,100	41,710
		1,931,412
Technology Hardware, Storage & Peripherals — 4.4%
CosmoAM&T Co. Ltd.(a)	2,083	199,505
Total Long-Term Investments — 99.7% (Cost: $5,386,096)		4,535,639
Short-Term Securities
Money Market Funds — 23.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	1,061,605	1,062,561
Total Short-Term Securities — 23.3% (Cost: $1,062,157)		1,062,561
Total Investments — 123.0% (Cost: $6,448,253)		5,598,200
Liabilities in Excess of Other Assets — (23.0)%		(1,046,514)
Net Assets — 100.0%		$4,551,686

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$344,821	$717,328 (a)	$—	$(8)	$420	$1,062,561	1,061,605	$18,590 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	33	—
				$(8)	$420	$1,062,561		$18,623	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
19
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Lithium Miners and Producers ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$291	$—	$—	$—	$291
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,527,835	$3,007,804	$—	$4,535,639
Short-Term Securities
Money Market Funds	1,062,561	—	—	1,062,561
	$2,590,396	$3,007,804	$—	$5,598,200
See notes to financial statements.
Schedule of Investments
20

Statements of Assets and Liabilities (unaudited)
September 30, 2024

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$33,410,942	$5,403,322	$6,236,716,535	$4,164,392,508
Investments, at value—affiliated(c)	770,494	—	6,770,000	7,694,941
Cash	13,389	3,315	1,737,164	8,631
Cash pledged for futures contracts	13,000	1,000	620,000	175,200
Foreign currency collateral pledged for futures contracts(d)	—	—	67,902	922,207
Foreign currency, at value(e)	120,137	4,754	2,522,968	4,060,548
Receivables:
Investments sold	—	—	—	212,851,886
Securities lending income—affiliated	158	12	—	18,547
Capital shares sold	—	—	890,398	—
Dividends—unaffiliated	69,735	11,868	5,070,280	10,064,861
Dividends—affiliated	293	—	34,348	14,602
Tax reclaims	725	242	1,674,139	538,754
Variation margin on futures contracts	367	—	37,246	—
Total assets	34,399,240	5,424,513	6,256,140,980	4,400,742,685
LIABILITIES
Collateral on securities loaned, at value	720,438	—	—	4,465,759
Payables:
Investments purchased	—	—	890,398	193,706,243
Deferred foreign capital gain tax	—	2,042	—	—
Investment advisory fees	11,732	2,042	1,977,205	1,307,588
IRS compliance fee for foreign withholding tax claims	—	—	1,562,827	—
Professional fees	—	—	—	47,170
Due to custodian	72,631	—	—	—
Variation margin on futures contracts	—	23	—	42,908
Total liabilities	804,801	4,107	4,430,430	199,569,668
Commitments and contingent liabilities
NET ASSETS	$33,594,439	$5,420,406	$6,251,710,550	$4,201,173,017
NET ASSETS CONSIST OF
Paid-in capital	$32,651,160	$4,016,012	$3,979,768,768	$3,941,298,319
Accumulated earnings	943,279	1,404,394	2,271,941,782	259,874,698
NET ASSETS	$33,594,439	$5,420,406	$6,251,710,550	$4,201,173,017
NET ASSET VALUE
Shares outstanding	1,050,000	160,000	63,100,000	77,300,000
Net asset value	$31.99	$33.88	$99.08	$54.35
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$32,288,914	$4,110,281	$3,672,733,038	$3,510,650,165
(b) Securities loaned, at value	$673,144	$—	$—	$4,220,618
(c) Investments, at cost—affiliated	$770,268	$—	$6,770,000	$7,691,284
(d) Foreign currency collateral pledged, at cost	$—	$—	$70,532	$926,792
(e) Foreign currency, at cost	$120,250	$4,729	$2,533,149	$4,030,841
See notes to financial statements.
21
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2024

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$190,831,288	$4,535,639
Investments, at value—affiliated(c)	2,699,341	1,062,561
Cash	12,685	1,917
Cash pledged for futures contracts	80,000	—
Foreign currency, at value(d)	478,397	8,977
Receivables:
Investments sold	42,151,122	—
Securities lending income—affiliated	9,912	4,735
Dividends—unaffiliated	193,429	1,433
Dividends—affiliated	467	23
Tax reclaims	593,667	—
Variation margin on futures contracts	4,210	—
Total assets	237,054,518	5,615,285
LIABILITIES
Collateral on securities loaned, at value	2,468,278	1,062,124
Payables:
Investments purchased	42,490,171	—
Investment advisory fees	59,905	1,475
Professional fees	4,246	—
Total liabilities	45,022,600	1,063,599
Commitments and contingent liabilities
NET ASSETS	$192,031,918	$4,551,686
NET ASSETS CONSIST OF
Paid-in capital	$216,879,417	$7,018,339
Accumulated loss	(24,847,499)	(2,466,653)
NET ASSETS	$192,031,918	$4,551,686
NET ASSET VALUE
Shares outstanding	2,220,000	400,000
Net asset value	$86.50	$11.38
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$181,897,786	$5,386,096
(b) Securities loaned, at value	$2,342,177	$1,009,427
(c) Investments, at cost—affiliated	$2,698,303	$1,062,157
(d) Foreign currency, at cost	$476,851	$8,875
See notes to financial statements.
Statements of Assets and Liabilities
22

Statements of Operations (unaudited)
Six Months Ended September 30, 2024

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF
INVESTMENT INCOME
Dividends—unaffiliated	$338,830	$74,170	$49,761,303	$96,060,771
Dividends—affiliated	685	55	256,529	112,409
Interest—unaffiliated	215	113	25,823	36,223
Securities lending income—affiliated—net	4,109	597	610	188,181
Foreign taxes withheld	(17,480)	(4,324)	(2,153,392)	(5,110,127)
Foreign withholding tax claims	—	—	893,215	459,317
IRS compliance fee for foreign withholding tax claims	—	—	(48,848)	—
Total investment income	326,359	70,611	48,735,240	91,746,774
EXPENSES
Investment advisory	66,970	11,887	11,424,051	7,351,010
Commitment costs	21	6	1,474	2,582
Professional	—	—	89,327	45,937
Total expenses	66,991	11,893	11,514,852	7,399,529
Net investment income	259,368	58,718	37,220,388	84,347,245
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,330,802)	122,067	(41,416,113)	(1,295,134)
Investments—affiliated	(192)	42	(6,159)	(995)
Foreign currency transactions	2,569	(572)	9,776	146,003
Futures contracts	4,824	1,147	1,308,683	1,255,841
In-kind redemptions—unaffiliated(a)	970,391	—	2,961,350	19,538,966
	(353,210)	122,684	(37,142,463)	19,644,681
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	393,621	355,139	622,000,309	453,168,036
Investments—affiliated	300	—	—	3,246
Foreign currency translations	1,805	209	177,029	(130,354)
Futures contracts	1,329	222	(134,441)	(240,130)
	397,055	355,570	622,042,897	452,800,798
Net realized and unrealized gain	43,845	478,254	584,900,434	472,445,479
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$303,213	$536,972	$622,120,822	$556,792,724
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(1,870)	$—	$—
See notes to financial statements.
23
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2024

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,170,032 (a)	$18,980
Dividends—affiliated	4,899	33
Interest—unaffiliated	2,839	93
Securities lending income—affiliated—net	37,583	18,590
Foreign taxes withheld	(111,902)	(108)
Total investment income	2,103,451	37,588
EXPENSES
Investment advisory	377,039	6,772
Professional	4,094	—
Interest expense	1,891	—
Commitment costs	823	22
Total expenses	383,847	6,794
Net investment income	1,719,604	30,794
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,839,279	(999,491)
Investments—affiliated	(84)	(8)
Foreign currency transactions	21,768	253
Futures contracts	107,361	291
In-kind redemptions—unaffiliated(b)	3,552,062	—
	5,520,386	(998,955)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(388,801)	807,424
Investments—affiliated	1,075	420
Foreign currency translations	26,785	156
Futures contracts	(38,913)	—
	(399,854)	808,000
Net realized and unrealized gain (loss)	5,120,532	(190,955)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,840,136	$(160,161)
(a) Includes $2,840,219 related to a special distribution from Mondi PLC, NVS.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
24

Statements of Changes in Net Assets

	iShares Copper and Metals Mining ETF		iShares Environmental Infrastructure and Industrials ETF
	Six Months Ended 09/30/24 (unaudited)	Period From 06/21/23(a) to 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$259,368	$135,201	$58,718	$68,044
Net realized gain (loss)	(353,210)	(46,001)	122,684	(4,285)
Net change in unrealized appreciation (depreciation)	397,055	729,003	355,570	528,219
Net increase in net assets resulting from operations	303,213	818,203	536,972	591,978
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(67,939)(c)	(110,198)	(41,648)(c)	(69,099)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	26,296,440	6,354,720	—	—
NET ASSETS
Total increase in net assets	26,531,714	7,062,725	495,324	522,879
Beginning of period	7,062,725	—	4,925,082	4,402,203
End of period	$33,594,439	$7,062,725	$5,420,406	$4,925,082

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
25
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global 100 ETF		iShares Global Infrastructure ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$37,220,388	$63,150,996	$84,347,245	$129,983,509
Net realized gain (loss)	(37,142,463)	(4,590,701)	19,644,681	37,203,676
Net change in unrealized appreciation (depreciation)	622,042,897	1,098,468,219	452,800,798	(66,648,991)
Net increase in net assets resulting from operations	622,120,822	1,157,028,514	556,792,724	100,538,194
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(38,928,295)(b)	(65,122,612)	(62,090,956)(b)	(125,266,515)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	458,690,768	513,768,284	132,493,402	(244,727,822)
NET ASSETS
Total increase (decrease) in net assets	1,041,883,295	1,605,674,186	627,195,170	(269,456,143)
Beginning of period	5,209,827,255	3,604,153,069	3,573,977,847	3,843,433,990
End of period	$6,251,710,550	$5,209,827,255	$4,201,173,017	$3,573,977,847

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
26

Statements of Changes in Net Assets(continued)

	iShares Global Timber & Forestry ETF		iShares Lithium Miners and Producers ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Period From 06/21/23(a) to 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,719,604	$3,833,320	$30,794	$22,023
Net realized gain (loss)	5,520,386	(5,786,523)	(998,955)	(631,453)
Net change in unrealized appreciation (depreciation)	(399,854)	38,365,588	808,000	(1,657,951)
Net increase (decrease) in net assets resulting from operations	6,840,136	36,412,385	(160,161)	(2,267,381)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,944,247)(c)	(3,848,829)	(15,506)(c)	(23,605)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,029,109)	(31,701,771)	2,015,190	5,003,149
NET ASSETS
Total increase (decrease) in net assets	(11,133,220)	861,785	1,839,523	2,712,163
Beginning of period	203,165,138	202,303,353	2,712,163	—
End of period	$192,031,918	$203,165,138	$4,551,686	$2,712,163

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
27
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Copper and Metals Mining ETF
	Six Months Ended 09/30/24 (unaudited)	Period From 06/21/23(a) to 03/31/24
Net asset value, beginning of period	$28.25	$25.04
Net investment income(b)	0.27	0.68
Net realized and unrealized gain(c)	3.52	3.08
Net increase from investment operations	3.79	3.76
Distributions from net investment income(d)	(0.05)(e)	(0.55)
Net asset value, end of period	$31.99	$28.25
Total Return(f)
Based on net asset value	13.45%(g)	15.33%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%(i)
Net investment income	1.82%(i)	3.58%(i)
Supplemental Data
Net assets, end of period (000)	$33,594	$7,063
Portfolio turnover rate(j)	30%	55%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Environmental Infrastructure and Industrials ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Period From 11/01/22(a) to 03/31/23
Net asset value, beginning of period	$30.78	$27.51	$25.10
Net investment income(b)	0.37	0.43	0.11
Net realized and unrealized gain(c)	2.99	3.27	2.34
Net increase from investment operations	3.36	3.70	2.45
Distributions from net investment income(d)	(0.26)(e)	(0.43)	(0.04)
Net asset value, end of period	$33.88	$30.78	$27.51
Total Return(f)
Based on net asset value	10.99%(g)	13.60%	9.76%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%(i)
Net investment income	2.32%(i)	1.53%	1.01%(i)
Supplemental Data
Net assets, end of period (000)	$5,420	$4,925	$4,402
Portfolio turnover rate(j)	20%	15%	13%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$89.36	$70.05	$75.96	$65.92	$44.71	$47.57
Net investment income(a)	0.62 (b)	1.14 (b)	1.30 (b)	1.16	0.99	1.06
Net realized and unrealized gain (loss)(c)	9.75	19.37	(5.93)	10.08	21.16	(2.83)
Net increase (decrease) from investment operations	10.37	20.51	(4.63)	11.24	22.15	(1.77)
Distributions from net investment income(d)	(0.65)(e)	(1.20)	(1.28)	(1.20)	(0.94)	(1.09)
Net asset value, end of period	$99.08	$89.36	$70.05	$75.96	$65.92	$44.71
Total Return(f)
Based on net asset value	11.65%(b)(g)	29.61%(b)	(6.02)%(b)	17.11%	49.88%	(3.91)%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%(i)	0.41%	0.40%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%(i)	0.40%(i)	0.40%	0.40%	N/A	0.40%
Net investment income	1.30%(b)(i)	1.47%(b)	1.95%(b)	1.58%	1.71%	2.11%
Supplemental Data
Net assets, end of period (000)	$6,251,711	$5,209,827	$3,604,153	$3,843,610	$2,973,065	$1,855,568
Portfolio turnover rate(j)	3%	16%	2%	2%	3%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and the years ended March 31, 2024 and March 31, 2023, respectively:
• Net investment income per share by $0.01, $0.03 and $0.06.
• Total return by 0.01%, 0.04% and 0.08%.
• Ratio of net investment income to average net assets by 0.03%, 0.04% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$47.72	$47.69	$50.78	$45.05	$33.89	$44.78
Net investment income(a)	1.13 (b)	1.64 (b)	1.33 (b)	1.04	1.04	1.54
Net realized and unrealized gain (loss)(c)	6.33	(0.03)	(3.20)	5.84	11.14	(10.86)
Net increase (decrease) from investment operations	7.46	1.61	(1.87)	6.88	12.18	(9.32)
Distributions from net investment income(d)	(0.83)(e)	(1.58)	(1.22)	(1.15)	(1.02)	(1.57)
Net asset value, end of period	$54.35	$47.72	$47.69	$50.78	$45.05	$33.89
Total Return(f)
Based on net asset value	15.86%(b)(g)	3.50%(b)	(3.74)%(b)	15.54%	36.27%(h)	(21.75)%
Ratios to Average Net Assets(i)
Total expenses	0.40%(j)	0.42%	0.41%	0.40%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(j)	0.41%	0.41%	N/A	N/A	N/A
Net investment income	4.52%(b)(j)	3.56%(b)	2.81%(b)	2.23%	2.57%	3.38%
Supplemental Data
Net assets, end of period (000)	$4,201,173	$3,573,978	$3,843,434	$3,432,989	$3,063,620	$2,741,647
Portfolio turnover rate(k)	8%	13%	19%	16%	25%	9%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and the years ended March 31, 2024 and March 31, 2023, respectively:
• Net investment income per share by $0.01, $ 0.04 and $ 0.00.
• Total return by 0.01%, 0.08% and 0.01%.
• Ratio of net investment income to average net assets by 0.02%, 0.08% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$84.65	$71.74	$89.11	$85.14	$48.10	$63.82
Net investment income(a)	0.73 (b)	1.42	1.40 (c)	1.58 (c)	0.78	0.79
Net realized and unrealized gain (loss)(d)	2.38	12.83	(17.13)	3.53	37.04	(15.27)
Net increase (decrease) from investment operations	3.11	14.25	(15.73)	5.11	37.82	(14.48)
Distributions from net investment income(e)	(1.26)(f)	(1.34)	(1.64)	(1.14)	(0.78)	(1.24)
Net asset value, end of period	$86.50	$84.65	$71.74	$89.11	$85.14	$48.10
Total Return(g)
Based on net asset value	3.80%(h)	20.21%	(17.90)%(c)	6.04%(c)	79.23%	(23.04)%
Ratios to Average Net Assets(i)
Total expenses	0.40%(j)	0.41%	0.42%	0.41%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%(j)	0.41%	0.41%	0.40%	N/A	N/A
Net investment income	1.80%(b)(j)	1.90%	1.81%(c)	1.78%(c)	1.15%	1.30%
Supplemental Data
Net assets, end of period (000)	$192,032	$203,165	$202,303	$315,454	$332,050	$173,178
Portfolio turnover rate(k)	55%	23%	29%	18%	14%	10%
(a) Based on average shares outstanding.
(b) Includes a one-time special distribution from Mondi PLC, NVS. Excluding such special distribution, the net investment income would have been $0.70 per share and 0.87% of average net assets.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023 and
March 31, 2022, respectively:
• Net investment income per share by $0.05 and $0.07.
• Total return by 0.07% and 0.09%.
• Ratio of net investment income to average net assets by 0.06% and 0.07%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
32

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Lithium Miners and Producers ETF
	Six Months Ended 09/30/24 (unaudited)	Period From 06/21/23(a) to 03/31/24
Net asset value, beginning of period	$13.56	$24.94
Net investment income(b)	0.12	0.11
Net realized and unrealized loss(c)	(2.22)	(11.37)
Net decrease from investment operations	(2.10)	(11.26)
Distributions from net investment income(d)	(0.08)(e)	(0.12)
Net asset value, end of period	$11.38	$13.56
Total Return(f)
Based on net asset value	(15.55)%(g)	(45.19)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%(i)
Net investment income	2.14%(i)	0.82%(i)
Supplemental Data
Net assets, end of period (000)	$4,552	$2,712
Portfolio turnover rate(j)	38%	48%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
33
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Copper and Metals Mining	Non-diversified
Environmental Infrastructure and Industrials	Non-diversified
Global 100(a)	Diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified
Lithium Miners and Producers	Non-diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
35
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Copper and Metals Mining
Citigroup Global Markets, Inc.	$444,397	$(444,397)	$—	$—
Scotia Capital (USA) Inc	228,747	(228,747)	—	—
	$673,144	$(673,144)	$—	$—
Global Infrastructure
Barclays Bank PLC	$3,296,448	$(3,296,448)	$—	$—
BofA Securities, Inc.	348,324	(348,324)	—	—
Goldman Sachs & Co. LLC	557,652	(557,652)	—	—
Wells Fargo Securities LLC	18,194	(18,194)	—	—
	$4,220,618	$(4,220,618)	$—	$—
Global Timber & Forestry
Citigroup Global Markets, Inc.	$2,059,406	$(2,059,406)	$—	$—
Goldman Sachs & Co.	282,771	(282,771)	—	—
	$2,342,177	$(2,342,177)	$—	$—
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Lithium Miners and Producers
Barclays Bank PLC	$317,548	$(317,548)	$—	$—
BofA Securities, Inc.	240,551	(240,551)	—	—
Citigroup Global Markets, Inc.	21,347	(21,347)	—	—
Morgan Stanley	92,620	(92,620)	—	—
UBS AG	289,985	(289,985)	—	—
UBS Securities LLC	47,376	(47,376)	—	—
	$1,009,427	$(1,009,427)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Copper and Metals Mining	0.47%
Environmental Infrastructure and Industrials	0.47
Global 100	0.40
Lithium Miners and Producers	0.47
37
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Global 100 ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares Copper and Metals Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF and iShares Lithium Miners and Producers ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
 In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Copper and Metals Mining	$1,066
Environmental Infrastructure and Industrials	137
Global 100	261
Global Infrastructure	45,526
Global Timber & Forestry	8,575
Lithium Miners and Producers	4,188
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global 100	$67,407,090	$35,459,968	$(4,795,796)
Global Infrastructure	3,894,290	87,906,772	2,049,786
Global Timber & Forestry	6,754,320	12,023,705	120,130
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Copper and Metals Mining	$10,023,368	$8,295,100
Environmental Infrastructure and Industrials	1,019,791	1,008,448
Global 100	238,463,798	185,139,426
Global Infrastructure	293,061,707	287,528,555
Global Timber & Forestry	104,196,697	106,075,074
Lithium Miners and Producers	2,051,976	1,177,562
For the six months ended September 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Copper and Metals Mining	$30,044,676	$5,428,329
Global 100	415,238,289	4,703,526
Global Infrastructure	209,608,919	84,796,792
Global Timber & Forestry	8,270,325	21,325,841
Lithium Miners and Producers	1,154,351	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
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2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Copper and Metals Mining	$(28,602)	$—
Environmental Infrastructure and Industrials	(35,846)	—
Global 100	(224,430,245)	—
Global Infrastructure	(425,035,059)	—
Global Timber & Forestry	(37,325,088)	—
Lithium Miners and Producers	(519,167)	(659)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Copper and Metals Mining	$33,101,144	$1,891,236	$(808,921)	$1,082,315
Environmental Infrastructure and Industrials	4,112,505	1,395,664	(104,634)	1,291,030
Global 100	3,726,054,501	2,601,207,169	(83,529,163)	2,517,678,006
Global Infrastructure	3,551,295,134	785,010,741	(164,084,604)	620,926,137
Global Timber & Forestry	185,404,996	20,287,876	(12,157,256)	8,130,620
Lithium Miners and Producers	6,561,462	271,936	(1,235,198)	(963,262)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to
Notes to Financial Statements
40

Notes to Financial Statements (unaudited) (continued)
company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
41
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 09/30/24		Period Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Copper and Metals Mining
Shares sold	1,000,000	$32,055,262	250,000	$6,354,720
Shares redeemed	(200,000)	(5,758,822)	—	—
	800,000	$26,296,440	250,000	$6,354,720

	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Global 100
Shares sold	4,850,000	$463,600,823	8,500,000	$651,917,018
Shares redeemed	(50,000)	(4,910,055)	(1,650,000)	(138,148,734)
	4,800,000	$458,690,768	6,850,000	$513,768,284
Global Infrastructure
Shares sold	4,200,000	$218,966,003	7,300,000	$333,963,513
Shares redeemed	(1,800,000)	(86,472,601)	(13,000,000)	(578,691,335)
	2,400,000	$132,493,402	(5,700,000)	$(244,727,822)
Global Timber & Forestry
Shares sold	120,000	$9,779,442	180,000	$12,999,997
Shares redeemed	(300,000)	(24,808,551)	(600,000)	(44,701,768)
	(180,000)	$(15,029,109)	(420,000)	$(31,701,771)

	Six Months Ended 09/30/24		Period Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Lithium Miners and Producers(a)
Shares sold	200,000	$2,015,190	200,000	$5,003,149

(a)	The Fund commenced operations on June 21, 2023.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
42

Notes to Financial Statements (unaudited) (continued)
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of September 30, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global Infrastructure ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
The iShares Global 100 ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
43
2024 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
44

Board Review and Approval of Investment Advisory Contract
iShares Copper and Metals Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global 100 ETF, iShares Lithium Miners and Producers ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
45
2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
46

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
47
2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Board Review and Approval of Investment Advisory Contract
48

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
49
2024 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
50

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September 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Global Comm Services ETF | IXP | NYSE Arca
• iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
• iShares Global Consumer Staples ETF | KXI | NYSE Arca
• iShares Global Energy ETF | IXC | NYSE Arca
• iShares Global Financials ETF | IXG | NYSE Arca
• iShares Global Healthcare ETF | IXJ | NYSE Arca
• iShares Global Industrials ETF | EXI | NYSE Arca
• iShares Global Materials ETF | MXI | NYSE Arca
• iShares Global Tech ETF | IXN | NYSE Arca
• iShares Global Utilities ETF | JXI | NYSE Arca

2

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.1%
CAR Group Ltd.	33,877	$876,275
SEEK Ltd.	32,050	548,637
Telstra Group Ltd.	1,037,822	2,777,761
		4,202,673
Brazil — 0.1%
Telefonica Brasil SA, Class A, ADR NVS	35,625	365,869
Canada — 1.7%
BCE Inc.	81,942	2,848,839
Rogers Communications Inc., Class B, NVS	34,087	1,370,588
TELUS Corp.	133,984	2,247,844
		6,467,271
China — 6.8%
Baidu Inc., Class A(a)	204,850	2,693,287
Kuaishou Technology(a)(b)	252,200	1,732,934
NetEase Inc.	156,300	2,919,638
Tencent Holdings Ltd.	334,500	18,599,819
		25,945,678
Finland — 0.2%
Elisa OYJ	13,527	717,126
France — 1.3%
Orange SA	164,860	1,888,125
Publicis Groupe SA	20,932	2,290,719
Vivendi SE	55,505	642,092
		4,820,936
Germany — 2.4%
Deutsche Telekom AG, Registered	313,007	9,192,773
Italy — 0.1%
Telecom Italia SpA/Milano(a)	897,791	249,612
Japan — 6.7%
Dentsu Group Inc.	19,900	613,356
KDDI Corp.	128,000	4,100,800
LY Corp.	240,100	699,842
Nexon Co. Ltd.	37,000	735,260
Nintendo Co. Ltd.	105,000	5,612,393
Nippon Telegraph & Telephone Corp.	4,880,000	5,002,900
SoftBank Corp.	2,523,000	3,294,003
SoftBank Group Corp.	93,700	5,557,931
		25,616,485
Mexico — 0.4%
America Movil SAB de CV, Series B	1,712,118	1,404,302
Netherlands — 0.8%
Koninklijke KPN NV	301,375	1,230,900
Universal Music Group NV	68,721	1,797,824
		3,028,724
Norway — 0.2%
Telenor ASA	56,537	723,257
South Korea — 0.5%
NAVER Corp.	13,566	1,747,371
Spain — 1.1%
Cellnex Telecom SA(b)	52,668	2,135,305
Telefonica SA	432,902	2,117,793
		4,253,098
Sweden — 0.3%
Tele2 AB, Class B	49,999	565,673
Security	Shares	Value
Sweden (continued)
Telia Co. AB	208,378	$673,812
		1,239,485
Switzerland — 0.4%
Swisscom AG, Registered	2,280	1,490,000
Taiwan — 0.3%
Chunghwa Telecom Co. Ltd.	341,120	1,350,228
United Kingdom — 1.8%
Auto Trader Group PLC(b)	80,327	933,816
BT Group PLC	509,617	1,010,096
Informa PLC	119,483	1,314,017
Rightmove PLC	70,972	586,688
Vodafone Group PLC	2,018,733	2,023,167
WPP PLC	96,876	992,342
		6,860,126
United States — 73.5%
Alphabet Inc., Class A	287,803	47,732,128
Alphabet Inc., Class C, NVS	235,936	39,446,140
AT&T Inc.	643,339	14,153,458
Charter Communications Inc., Class A(a)(c)	8,673	2,810,746
Comcast Corp., Class A	346,981	14,493,396
Electronic Arts Inc.	21,595	3,097,587
Fox Corp., Class A, NVS	20,178	854,135
Fox Corp., Class B	11,850	459,780
Interpublic Group of Companies Inc. (The)	33,736	1,067,070
Live Nation Entertainment Inc.(a)	14,067	1,540,196
Match Group Inc.(a)	23,164	876,526
Meta Platforms Inc., Class A	155,133	88,804,334
Netflix Inc.(a)	23,296	16,523,154
News Corp., Class A, NVS	33,981	904,914
News Corp., Class B	10,083	281,820
Omnicom Group Inc.	17,573	1,816,872
Paramount Global, Class B, NVS	53,417	567,288
Take-Two Interactive Software Inc.(a)(c)	14,642	2,250,622
T-Mobile U.S. Inc.	43,941	9,067,665
Verizon Communications Inc.	362,465	16,278,303
Walt Disney Co. (The)	162,738	15,653,768
Warner Bros Discovery Inc.(a)	200,410	1,653,382
		280,333,284
Total Common Stocks — 99.7% (Cost: $337,516,992)		380,008,298
Preferred Stocks
Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	521,489	165,791
Total Preferred Stocks — 0.0% (Cost: $249,881)		165,791
Total Long-Term Investments — 99.7% (Cost: $337,766,873)		380,174,089
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	5,115,465	5,120,069
3
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	460,000	$460,000
Total Short-Term Securities — 1.5% (Cost: $5,580,067)		5,580,069
Total Investments — 101.2% (Cost: $343,346,940)		385,754,158
Liabilities in Excess of Other Assets — (1.2)%		(4,590,656)
Net Assets — 100.0%		$381,163,502

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,787,900	$3,332,426 (a)	$—	$(438)	$181	$5,120,069	5,115,465	$714 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	390,000	70,000 (a)	—	—	—	460,000	460,000	15,919	—
				$(438)	$181	$5,580,069		$16,633	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	7	12/12/24	$130	$4,355
E-Mini S&P Communication Services Select Sector Index	7	12/20/24	836	23,008
Euro STOXX 50 Index	1	12/20/24	56	1,835
				$29,198
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$29,198	$—	$—	$—	$29,198

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(34,740)	$—	$—	$—	$(34,740)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$14,746	$—	$—	$—	$14,746
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,099,670
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$290,533,468	$89,474,830	$—	$380,008,298
Preferred Stocks	—	165,791	—	165,791
Short-Term Securities
Money Market Funds	5,580,069	—	—	5,580,069
	$296,113,537	$89,640,621	$—	$385,754,158
Derivative Financial Instruments(a)
Assets
Equity Contracts	$23,008	$6,190	$—	$29,198

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
Aristocrat Leisure Ltd.	25,795	$1,041,461
Lottery Corp. Ltd. (The)	92,004	324,335
Wesfarmers Ltd.	46,270	2,246,911
		3,612,707
Canada — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	2,155	258,275
Dollarama Inc.	11,509	1,178,939
Gildan Activewear Inc.	6,166	290,234
Magna International Inc.	11,013	451,774
Restaurant Brands International Inc.	12,921	932,353
		3,111,575
Chile — 0.1%
Empresas Copec SA	14,577	97,582
Falabella SA(a)	33,074	122,555
		220,137
China — 8.0%
Alibaba Group Holding Ltd., Class A	663,700	8,819,761
ANTA Sports Products Ltd.	48,600	575,319
BYD Co. Ltd., Class H	41,500	1,480,634
JD.com Inc., Class A	116,650	2,339,750
Li Auto Inc., Class A(a)	51,900	667,379
Meituan, Class B(a)(b)	224,600	4,769,465
Trip.com Group Ltd.(a)	22,600	1,359,808
		20,012,116
Denmark — 0.3%
GN Store Nord A/S(a)	6,020	134,150
Pandora A/S	3,374	556,096
		690,246
France — 5.8%
Accor SA	7,450	323,850
Cie Generale des Etablissements Michelin SCA	29,152	1,183,958
Hermes International SCA	1,381	3,400,510
Kering SA	2,868	825,560
LVMH Moet Hennessy Louis Vuitton SE	10,411	7,983,941
Renault SA	7,531	327,394
Sodexo SA	3,304	270,873
		14,316,086
Germany — 2.4%
adidas AG	6,752	1,789,188
Bayerische Motoren Werke AG	11,348	1,003,577
Continental AG	4,323	280,147
Delivery Hero SE, Class A(a)(b)	8,370	338,729
Mercedes-Benz Group AG	31,562	2,045,191
Puma SE	4,305	180,018
Volkswagen AG	1,181	132,151
Zalando SE(a)(b)	9,019	298,095
		6,067,096
Italy — 1.6%
Ferrari NV	4,508	2,112,452
Moncler SpA	9,300	591,263
Stellantis NV	89,985	1,246,114
		3,949,829
Japan — 12.3%
Aisin Corp.	26,100	290,013
Asics Corp.	31,000	651,252
Bandai Namco Holdings Inc.	27,000	616,091
Bridgestone Corp.	24,200	934,552
Denso Corp.	86,100	1,294,202
Security	Shares	Value
Japan (continued)
Fast Retailing Co. Ltd.	8,500	$2,820,276
Honda Motor Co. Ltd.	198,029	2,114,225
Isuzu Motors Ltd.	24,200	329,971
Nissan Motor Co. Ltd.	92,500	262,759
Nitori Holdings Co. Ltd.	3,500	521,088
Oriental Land Co. Ltd./Japan	49,700	1,285,608
Pan Pacific International Holdings Corp.	21,800	566,447
Panasonic Holdings Corp.	94,100	826,645
Rakuten Group Inc.(a)	60,000	387,145
Sekisui House Ltd.	27,000	749,674
Shimano Inc.	3,400	647,250
Sony Group Corp.	254,500	4,944,319
Subaru Corp.	24,688	436,759
Sumitomo Electric Industries Ltd.	32,400	526,101
Suzuki Motor Corp.	80,100	901,917
Toyota Motor Corp.	503,200	9,044,522
Yamaha Motor Co. Ltd.	42,639	384,011
		30,534,827
Netherlands — 1.0%
Prosus NV	57,022	2,491,990
South Korea — 0.7%
Hyundai Motor Co.	5,636	1,049,663
Kia Corp.	10,272	782,169
		1,831,832
Spain — 1.6%
Amadeus IT Group SA	18,369	1,330,328
Industria de Diseno Textil SA	45,749	2,709,549
		4,039,877
Sweden — 0.5%
Evolution AB(b)	7,791	766,269
H & M Hennes & Mauritz AB, Class B	23,097	393,379
		1,159,648
Switzerland — 1.5%
Cie Financiere Richemont SA, Class A, Registered	21,920	3,480,989
Swatch Group AG (The), Bearer	1,163	249,378
Swatch Group AG (The), Registered	2,307	98,870
		3,829,237
United Kingdom — 2.5%
Barratt Developments PLC	56,585	363,027
Berkeley Group Holdings PLC	4,159	263,063
Burberry Group PLC	14,285	133,958
Compass Group PLC	69,286	2,221,288
Entain PLC	26,415	269,886
InterContinental Hotels Group PLC	6,516	709,593
Kingfisher PLC	75,995	327,975
Next PLC	4,773	625,246
Pearson PLC	27,066	367,946
Persimmon PLC	13,200	290,478
Taylor Wimpey PLC	142,624	313,727
Whitbread PLC	7,381	309,844
		6,196,031
United States — 58.0%
Airbnb Inc., Class A(a)	17,941	2,275,098
Amazon.com Inc.(a)	123,948	23,095,231
Aptiv PLC(a)	10,890	784,189
AutoZone Inc.(a)	699	2,201,878
Best Buy Co. Inc.	8,004	826,813
Booking Holdings Inc.	1,370	5,770,604
BorgWarner Inc.	9,352	339,384
Caesars Entertainment Inc.(a)	8,836	368,815
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
CarMax Inc.(a)	6,419	$496,702
Carnival Corp.(a)	41,217	761,690
Chipotle Mexican Grill Inc., Class A(a)	56,011	3,227,354
Darden Restaurants Inc.	4,830	792,748
Deckers Outdoor Corp.(a)(c)	6,227	992,895
Domino's Pizza Inc.	1,426	613,380
DR Horton Inc.	12,018	2,292,674
eBay Inc.	19,939	1,298,228
Expedia Group Inc.(a)	5,081	752,090
Ford Motor Co.	159,201	1,681,163
Garmin Ltd.	6,270	1,103,708
General Motors Co.	45,863	2,056,497
Genuine Parts Co.	5,681	793,522
Hasbro Inc.	5,343	386,406
Hilton Worldwide Holdings Inc.	10,055	2,317,677
Home Depot Inc. (The)	27,779	11,256,051
Las Vegas Sands Corp.	14,413	725,550
Lennar Corp., Class A	9,909	1,857,739
LKQ Corp.	10,675	426,146
Lowe's Companies Inc.	23,273	6,303,492
Lululemon Athletica Inc.(a)	4,689	1,272,360
Marriott International Inc, Class A	9,568	2,378,605
McDonald's Corp.	29,297	8,921,229
MGM Resorts International(a)	9,413	367,954
Mohawk Industries Inc.(a)	2,109	338,874
Nike Inc., Class B	49,100	4,340,440
Norwegian Cruise Line Holdings Ltd.(a)	17,928	367,703
NVR Inc.(a)	127	1,246,099
O'Reilly Automotive Inc.(a)	2,366	2,724,686
Pool Corp.	1,562	588,562
PulteGroup Inc.	8,450	1,212,828
Ralph Lauren Corp., Class A	1,633	316,590
Ross Stores Inc.	13,601	2,047,087
Royal Caribbean Cruises Ltd.	9,657	1,712,766
Starbucks Corp.	46,308	4,514,567
Tapestry Inc.	9,447	443,820
Tesla Inc.(a)	100,254	26,229,454
TJX Companies Inc. (The)	46,165	5,426,234
Tractor Supply Co.	4,398	1,279,510
Ulta Beauty Inc.(a)	1,950	758,784
Wynn Resorts Ltd.	3,806	364,919
Yum! Brands Inc.	11,464	1,601,635
		144,252,430
Total Common Stocks — 98.9% (Cost: $243,926,169)		246,315,664
Security	Shares	Value
Preferred Stocks
Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,491	$206,721
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,772	301,435
Porsche Automobil Holding SE, Preference Shares, NVS	6,150	281,775
Volkswagen AG, Preference Shares, NVS	7,483	794,788
		1,584,719
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	868	112,908
Series 2, Preference Shares, NVS	1,470	197,617
		310,525
Total Preferred Stocks — 0.8% (Cost: $3,093,948)		1,895,244
Total Long-Term Investments — 99.7% (Cost: $247,020,117)		248,210,908
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	959,361	960,225
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	280,000	280,000
Total Short-Term Securities — 0.5% (Cost: $1,240,225)		1,240,225
Total Investments — 100.2% (Cost: $248,260,342)		249,451,133
Liabilities in Excess of Other Assets — (0.2)%		(543,638)
Net Assets — 100.0%		$248,907,495

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
7
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Consumer Discretionary ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$957,893 (a)	$—	$2,332	$—	$960,225	959,361	$245 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	290,000	—	(10,000)(a)	—	—	280,000	280,000	9,166	—
				$2,332	$—	$1,240,225		$9,411	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index	2	12/20/24	$410	$6,828
Euro STOXX 50 Index	3	12/20/24	168	(2,008)
				$4,820
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,828	$—	$—	$—	$6,828
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,008	$—	$—	$—	$2,008

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$23,350	$—	$—	$—	$23,350
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(13,614)	$—	$—	$—	$(13,614)
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Consumer Discretionary ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$720,943
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$150,126,868	$96,188,796	$—	$246,315,664
Preferred Stocks	—	1,895,244	—	1,895,244
Short-Term Securities
Money Market Funds	1,240,225	—	—	1,240,225
	$151,367,093	$98,084,040	$—	$249,451,133
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,828	$—	$—	$6,828
Liabilities
Equity Contracts	—	(2,008)	—	(2,008)
	$6,828	$(2,008)	$—	$4,820

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
Coles Group Ltd.	252,938	$3,153,253
Endeavour Group Ltd./Australia	287,480	994,145
Treasury Wine Estates Ltd.	150,336	1,241,092
Woolworths Group Ltd.	230,687	5,301,015
		10,689,505
Belgium — 1.5%
Anheuser-Busch InBev SA	169,693	11,245,074
Brazil — 0.3%
Ambev SA, Class A, ADR	833,196	2,032,998
Canada — 2.3%
Alimentation Couche-Tard Inc.	148,142	8,190,009
George Weston Ltd.	10,220	1,715,361
Loblaw Companies Ltd.	27,153	3,615,448
Metro Inc.	38,313	2,421,811
Saputo Inc.	45,288	977,453
		16,920,082
Chile — 0.1%
Cencosud SA	231,444	467,109
Denmark — 0.3%
Carlsberg A/S, Class B	17,660	2,102,892
Finland — 0.1%
Kesko OYJ, Class B	50,245	1,071,955
France — 4.7%
Carrefour SA	93,461	1,593,644
Danone SA	119,345	8,693,023
L'Oreal SA	43,421	19,475,908
Pernod Ricard SA	37,171	5,623,688
		35,386,263
Germany — 0.6%
Beiersdorf AG	18,265	2,749,243
Henkel AG & Co. KGaA	18,207	1,547,818
		4,297,061
Ireland — 0.4%
Kerry Group PLC, Class A	28,736	2,977,859
Japan — 5.6%
Aeon Co. Ltd.	164,617	4,471,045
Ajinomoto Co. Inc.	90,600	3,506,394
Asahi Group Holdings Ltd.	287,094	3,762,929
Japan Tobacco Inc.	207,700	6,056,269
Kao Corp.	88,000	4,349,541
Kikkoman Corp.	183,100	2,083,044
Kirin Holdings Co. Ltd.	153,596	2,340,781
MEIJI Holdings Co. Ltd.	51,900	1,298,144
Nissin Foods Holdings Co. Ltd.	46,100	1,288,230
Seven & i Holdings Co. Ltd.	452,511	6,813,753
Shiseido Co. Ltd.	75,500	2,053,350
Unicharm Corp.	81,200	2,925,294
Yakult Honsha Co. Ltd.	56,140	1,300,134
		42,248,908
Mexico — 1.1%
Arca Continental SAB de CV	94,238	881,118
Fomento Economico Mexicano SAB de CV	336,120	3,317,841
Grupo Bimbo SAB de CV, Series A	275,500	948,089
Wal-Mart de Mexico SAB de CV	922,486	2,772,143
		7,919,191
Security	Shares	Value
Netherlands — 1.6%
Heineken Holding NV	21,213	$1,602,657
Heineken NV	52,211	4,634,776
Koninklijke Ahold Delhaize NV	176,914	6,110,791
		12,348,224
Norway — 0.4%
Mowi ASA	83,981	1,508,580
Orkla ASA	141,730	1,336,717
		2,845,297
Portugal — 0.1%
Jeronimo Martins SGPS SA	51,980	1,020,677
Sweden — 0.5%
Essity AB, Class B	114,090	3,560,029
Switzerland — 5.1%
Barry Callebaut AG, Registered	675	1,249,721
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	185	2,386,485
Chocoladefabriken Lindt & Spruengli AG, Registered	20	2,547,409
Nestle SA, Registered	321,931	32,351,624
		38,535,239
United Kingdom — 12.0%
Associated British Foods PLC	60,816	1,900,663
British American Tobacco PLC	376,751	13,735,616
Diageo PLC	419,826	14,664,476
Haleon PLC	1,327,394	6,945,590
Imperial Brands PLC	149,557	4,350,472
J Sainsbury PLC	316,815	1,253,746
Marks & Spencer Group PLC	387,140	1,932,004
Ocado Group PLC(a)	117,726	607,113
Reckitt Benckiser Group PLC	131,553	8,048,964
Tesco PLC	1,301,471	6,248,763
Unilever PLC	470,772	30,521,690
		90,209,097
United States — 60.8%
Altria Group Inc.	322,272	16,448,763
Archer-Daniels-Midland Co.	90,293	5,394,104
Brown-Forman Corp., Class B	33,062	1,626,650
Bunge Global SA	26,750	2,585,120
Campbell Soup Co.	37,210	1,820,313
Church & Dwight Co. Inc.	46,231	4,841,310
Clorox Co. (The)	23,390	3,810,465
Coca-Cola Co. (The)	467,150	33,569,399
Colgate-Palmolive Co.	154,300	16,017,883
Conagra Brands Inc.	88,293	2,871,288
Constellation Brands Inc., Class A	29,734	7,662,155
Costco Wholesale Corp.	73,467	65,129,965
Dollar General Corp.	41,525	3,511,769
Dollar Tree Inc.(a)	38,119	2,680,528
Estee Lauder Companies Inc. (The), Class A	44,004	4,386,759
General Mills Inc.	105,113	7,762,595
Hershey Co. (The)	27,887	5,348,169
Hormel Foods Corp.	54,878	1,739,633
J.M. Smucker Co. (The)	20,099	2,433,989
Kellanova	50,662	4,088,930
Kenvue Inc.	361,663	8,365,265
Keurig Dr Pepper Inc.	198,503	7,439,892
Kimberly-Clark Corp.	63,603	9,049,435
Kraft Heinz Co. (The)	166,677	5,852,030
Kroger Co. (The)	125,400	7,185,420
Lamb Weston Holdings Inc.	27,131	1,756,461
McCormick & Co. Inc., NVS	47,591	3,916,739
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Molson Coors Beverage Co., Class B	33,175	$1,908,226
Mondelez International Inc., Class A	252,254	18,583,552
Monster Beverage Corp.(a)	130,999	6,834,218
PepsiCo Inc.	189,523	32,228,386
Philip Morris International Inc.	265,486	32,230,000
Procter & Gamble Co. (The)	390,954	67,713,233
Sysco Corp.	92,864	7,248,964
Target Corp.	87,365	13,616,709
Tyson Foods Inc., Class A	53,975	3,214,751
Walgreens Boots Alliance Inc.	135,308	1,212,360
Walmart Inc.(b)	422,364	34,105,893
		456,191,321
Total Common Stocks — 98.9% (Cost: $735,763,595)		742,068,781
Preferred Stocks
Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	30,611	2,877,425
Total Preferred Stocks — 0.4% (Cost: $3,016,906)		2,877,425
Total Long-Term Investments — 99.3% (Cost: $738,780,501)		744,946,206
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	4,682,095	$4,686,309
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	1,020,000	1,020,000
Total Short-Term Securities — 0.8% (Cost: $5,706,277)		5,706,309
Total Investments — 100.1% (Cost: $744,486,778)		750,652,515
Liabilities in Excess of Other Assets — (0.1)%		(726,965)
Net Assets — 100.0%		$749,925,550

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4,686,809 (a)	$—	$(532)	$32	$4,686,309	4,682,095	$795 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	930,000	90,000 (a)	—	—	—	1,020,000	1,020,000	35,862	—
				$(532)	$32	$5,706,309		$36,657	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	45	12/20/24	$3,810	$(26,480)
Euro STOXX 50 Index	1	12/20/24	56	1,835
FTSE 100 Index	7	12/20/24	778	(2,126)
				$(26,771)
11
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,835	$—	$—	$—	$1,835
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$28,606	$—	$—	$—	$28,606

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$347,136	$—	$—	$—	$347,136
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(126,696)	$—	$—	$—	$(126,696)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,561,225
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$494,222,198	$247,846,583	$—	$742,068,781
Preferred Stocks	—	2,877,425	—	2,877,425
Short-Term Securities
Money Market Funds	5,706,309	—	—	5,706,309
	$499,928,507	$250,724,008	$—	$750,652,515
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,835	$—	$1,835
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Consumer Staples ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(26,480)	$(2,126)	$—	$(28,606)
	$(26,480)	$(291)	$—	$(26,771)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
Ampol Ltd.	181,368	$3,825,781
Santos Ltd.	2,489,062	12,060,540
Woodside Energy Group Ltd.	1,460,053	25,167,292
		41,053,613
Austria — 0.2%
OMV AG	108,886	4,658,158
Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,425,956	20,548,026
Canada — 13.0%
Cameco Corp.	333,588	15,936,353
Canadian Natural Resources Ltd.	1,634,166	54,264,775
Cenovus Energy Inc.	995,992	16,658,168
Enbridge Inc.	1,671,287	67,891,980
Imperial Oil Ltd.	126,708	8,914,390
Pembina Pipeline Corp.	444,537	18,324,476
Suncor Energy Inc.	975,881	36,020,540
TC Energy Corp.	796,891	37,880,973
Tourmaline Oil Corp.	253,855	11,789,443
		267,681,098
China — 1.2%
China Petroleum & Chemical Corp., Class H	18,690,000	11,492,360
PetroChina Co. Ltd., Class H	16,172,000	13,045,493
		24,537,853
Colombia — 0.1%
Ecopetrol SA, ADR	193,060	1,724,026
Finland — 0.3%
Neste OYJ	330,703	6,424,917
France — 5.4%
TotalEnergies SE	1,707,366	110,868,286
Italy — 1.5%
Eni SpA	1,666,665	25,362,524
Tenaris SA, NVS	338,630	5,374,696
		30,737,220
Japan — 1.1%
ENEOS Holdings Inc.	2,324,420	12,726,575
Inpex Corp.	743,200	10,062,018
		22,788,593
Norway — 1.0%
Aker BP ASA	238,298	5,100,292
Equinor ASA	599,302	15,161,538
		20,261,830
Portugal — 0.3%
Galp Energia SGPS SA	334,262	6,256,492
Spain — 0.6%
Repsol SA	933,001	12,305,607
United Kingdom — 10.8%
BP PLC	12,689,944	66,184,848
Shell PLC	4,818,265	156,312,838
		222,497,686
Security	Shares	Value
United States — 59.9%
APA Corp.	283,492	$6,934,214
Baker Hughes Co., Class A	762,230	27,554,614
Chevron Corp.	1,302,356	191,797,968
ConocoPhillips	864,097	90,972,132
Coterra Energy Inc.	567,942	13,602,211
Devon Energy Corp.	480,255	18,787,576
Diamondback Energy Inc.	143,730	24,779,052
EOG Resources Inc.	436,432	53,650,586
EQT Corp.	455,260	16,680,726
Exxon Mobil Corp.	3,401,824	398,761,809
Halliburton Co.	676,593	19,655,027
Hess Corp.	211,820	28,765,156
Kinder Morgan Inc.	1,479,848	32,689,842
Marathon Oil Corp.	431,171	11,482,084
Marathon Petroleum Corp.	257,007	41,869,010
Occidental Petroleum Corp.	517,629	26,678,599
ONEOK Inc.	448,504	40,872,169
Phillips 66	321,424	42,251,185
Schlumberger NV	1,089,927	45,722,438
Targa Resources Corp.	168,439	24,930,656
Valero Energy Corp.	246,154	33,238,175
Williams Companies Inc. (The)	935,981	42,727,533
		1,234,402,762
Total Common Stocks — 98.4% (Cost: $2,092,381,910)		2,026,746,167
Preferred Stocks
Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, ADR	1,695,875	22,368,591
Total Preferred Stocks — 1.1% (Cost: $29,198,848)		22,368,591
Total Long-Term Investments — 99.5% (Cost: $2,121,580,758)		2,049,114,758
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(a)(b)	1,760,000	1,760,000
Total Short-Term Securities — 0.1% (Cost: $1,760,000)		1,760,000
Total Investments — 99.6% (Cost: $2,123,340,758)		2,050,874,758
Other Assets Less Liabilities — 0.4%		7,663,242
Net Assets — 100.0%		$2,058,538,000

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Energy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(287)(b)	$287	$—	$—	—	$10,494 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(6,080,000)(b)	—	—	1,760,000	1,760,000	120,060	—
				$287	$—	$1,760,000		$130,554	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	83	12/20/24	$7,704	$227,084
FTSE 100 Index	11	12/20/24	1,222	(3,020)
				$224,064
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$227,084	$—	$—	$—	$227,084
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,020	$—	$—	$—	$3,020

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

15
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Energy ETF

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(876,842)	$—	$—	$—	$(876,842)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(463,847)	$—	$—	$—	$(463,847)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,844,082
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,524,355,912	$502,390,255	$—	$2,026,746,167
Preferred Stocks	22,368,591	—	—	22,368,591
Short-Term Securities
Money Market Funds	1,760,000	—	—	1,760,000
	$1,548,484,503	$502,390,255	$—	$2,050,874,758
Derivative Financial Instruments(a)
Assets
Equity Contracts	$227,084	$—	$—	$227,084
Liabilities
Equity Contracts	—	(3,020)	—	(3,020)
	$227,084	$(3,020)	$—	$224,064

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.4%
ANZ Group Holdings Ltd.	111,884	$2,351,345
ASX Ltd.	7,217	318,307
Commonwealth Bank of Australia	62,393	5,819,756
Insurance Australia Group Ltd.	87,682	445,605
Macquarie Group Ltd.	13,231	2,117,113
Medibank Pvt Ltd.	102,482	258,557
National Australia Bank Ltd.	115,011	2,977,670
QBE Insurance Group Ltd.	56,135	640,979
Suncorp Group Ltd.	47,035	587,339
Westpac Banking Corp.	128,983	2,818,601
		18,335,272
Austria — 0.2%
Erste Group Bank AG	12,399	679,446
Belgium — 0.3%
Ageas SA	6,346	338,617
Groupe Bruxelles Lambert NV	3,096	241,253
KBC Group NV	9,803	779,907
		1,359,777
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao	209,603	412,073
Banco do Brasil SA	106,569	531,700
NU Holdings Ltd./Cayman Islands, Class A(a)	119,463	1,630,670
		2,574,443
Canada — 6.6%
Bank of Montreal	27,206	2,454,967
Bank of Nova Scotia (The)	46,105	2,512,091
Brookfield Asset Management Ltd., Class A	13,817	653,229
Brookfield Corp., Class A	53,290	2,830,286
Canadian Imperial Bank of Commerce	35,037	2,149,188
Intact Financial Corp.	6,645	1,275,985
Manulife Financial Corp.	66,305	1,959,563
National Bank of Canada	12,636	1,193,481
Power Corp. of Canada	20,428	644,355
Royal Bank of Canada	52,764	6,585,503
Sun Life Financial Inc.	21,785	1,263,657
Toronto-Dominion Bank (The)	65,129	4,118,328
		27,640,633
Chile — 0.1%
Banco de Chile	1,601,810	204,564
Banco Santander Chile, ADR	6,142	127,508
		332,072
China — 1.9%
Bank of China Ltd., Class H	3,117,000	1,455,638
China Construction Bank Corp., Class H	3,674,720	2,740,237
China Merchants Bank Co. Ltd., Class H	123,500	598,464
Industrial & Commercial Bank of China Ltd., Class H	2,751,000	1,621,075
Ping An Insurance Group Co. of China Ltd., Class H	233,500	1,466,270
		7,881,684
Colombia — 0.0%
Bancolombia SA, ADR	4,231	132,769
Denmark — 0.3%
Danske Bank A/S	25,380	763,398
Tryg A/S	12,809	303,762
		1,067,160
Finland — 0.2%
Sampo OYJ, Class A	19,438	906,595
Security	Shares	Value
France — 1.7%
AXA SA	64,003	$2,463,912
BNP Paribas SA	37,526	2,575,096
Credit Agricole SA	37,233	569,399
Edenred SE	9,318	352,925
Euronext NV(b)	3,567	387,187
Societe Generale SA	26,948	671,524
		7,020,043
Germany — 2.8%
Allianz SE, Registered	14,602	4,802,874
Commerzbank AG	36,932	681,190
Deutsche Bank AG, Registered	75,003	1,298,427
Deutsche Boerse AG	7,011	1,645,962
Hannover Rueck SE	2,274	649,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,997	2,753,567
		11,831,155
Hong Kong — 1.3%
AIA Group Ltd.	412,200	3,599,684
Hong Kong Exchanges & Clearing Ltd.	44,500	1,817,840
		5,417,524
Ireland — 0.2%
AIB Group PLC	61,660	353,208
Bank of Ireland Group PLC	36,033	402,399
		755,607
Italy — 1.9%
Banco BPM SpA	56,508	381,793
FinecoBank Banca Fineco SpA	22,721	389,936
Generali	40,378	1,168,647
Intesa Sanpaolo SpA	599,630	2,566,833
Mediobanca Banca di Credito Finanziario SpA	22,050	376,755
Nexi SpA(a)(b)	31,745	215,682
UniCredit SpA	61,038	2,679,665
		7,779,311
Japan — 4.9%
Dai-ichi Life Holdings Inc.	35,400	918,536
Daiwa Securities Group Inc.	51,500	365,272
Japan Exchange Group Inc.	38,400	499,058
Japan Post Holdings Co. Ltd.	71,700	687,542
Mitsubishi UFJ Financial Group Inc.	459,800	4,721,499
Mizuho Financial Group Inc.	94,810	1,959,801
MS&AD Insurance Group Holdings Inc.	49,200	1,156,406
Nomura Holdings Inc.	111,300	580,873
ORIX Corp.	43,200	1,010,830
Resona Holdings Inc.	86,500	606,113
Sompo Holdings Inc.	36,600	824,993
Sumitomo Mitsui Financial Group Inc.	147,900	3,160,122
Sumitomo Mitsui Trust Holdings Inc.	26,554	635,568
T&D Holdings Inc.	20,300	357,905
Tokio Marine Holdings Inc.	74,000	2,728,708
		20,213,226
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	92,499	655,338
Netherlands — 1.4%
ABN AMRO Bank NV, CVA(b)	15,450	279,210
Adyen NV(a)(b)	1,157	1,811,421
Aegon Ltd.	42,164	270,824
ASR Nederland NV	5,551	272,123
EXOR NV, NVS	3,312	355,059
ING Groep NV	123,173	2,234,728
17
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	10,657	$531,743
		5,755,108
Norway — 0.2%
DNB Bank ASA	32,278	661,926
Peru — 0.1%
Credicorp Ltd.	2,559	463,102
Singapore — 1.3%
DBS Group Holdings Ltd.	75,460	2,234,696
Oversea-Chinese Banking Corp. Ltd.	143,100	1,675,124
United Overseas Bank Ltd.	57,300	1,430,321
		5,340,141
South Korea — 0.4%
KB Financial Group Inc.	13,985	862,906
Shinhan Financial Group Co. Ltd.	18,994	805,584
		1,668,490
Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	214,896	2,321,363
Banco de Sabadell SA	204,119	433,494
Banco Santander SA	577,735	2,960,233
CaixaBank SA	146,343	873,366
		6,588,456
Sweden — 1.8%
EQT AB	13,553	465,246
Industrivarden AB, Class A	5,383	199,082
Industrivarden AB, Class C	5,600	206,212
Investor AB, Class A	20,920	644,574
Investor AB, Class B	67,895	2,092,266
Nordea Bank Abp	131,430	1,550,839
Skandinaviska Enskilda Banken AB, Class A	61,229	937,307
Svenska Handelsbanken AB, Class A	58,879	604,801
Swedbank AB, Class A	33,891	719,359
		7,419,686
Switzerland — 2.7%
Baloise Holding AG, Registered	1,724	352,547
Julius Baer Group Ltd.	7,676	462,893
Partners Group Holding AG	826	1,245,340
Swiss Life Holding AG, Registered	1,071	896,168
Swiss Re AG	10,766	1,489,793
UBS Group AG, Registered	120,055	3,714,987
Zurich Insurance Group AG	5,456	3,296,294
		11,458,022
Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	359,521	754,902
CTBC Financial Holding Co. Ltd.	730,000	794,657
Fubon Financial Holding Co. Ltd.	334,320	951,797
		2,501,356
United Kingdom — 4.7%
3i Group PLC	36,269	1,606,662
abrdn PLC	69,813	152,389
Admiral Group PLC	9,753	363,543
Aviva PLC	101,059	654,535
Barclays PLC	547,681	1,645,552
Hargreaves Lansdown PLC	13,081	194,949
HSBC Holdings PLC	688,228	6,174,106
Intermediate Capital Group PLC	10,961	327,317
Legal & General Group PLC	220,904	669,512
Lloyds Banking Group PLC	2,308,762	1,815,362
London Stock Exchange Group PLC	17,234	2,359,523
M&G PLC	82,435	228,663
Security	Shares	Value
United Kingdom (continued)
NatWest Group PLC, NVS	250,802	$1,161,051
Phoenix Group Holdings PLC	29,876	223,779
Prudential PLC	102,457	950,519
Schroders PLC	34,214	160,318
St. James's Place PLC	20,254	198,977
Standard Chartered PLC	77,512	822,090
		19,708,847
United States — 56.4%
Aflac Inc.	18,794	2,101,169
Allstate Corp. (The)	9,874	1,872,604
American Express Co.	20,941	5,679,199
American International Group Inc.	24,011	1,758,326
Ameriprise Financial Inc.	3,661	1,719,974
Aon PLC, Class A	8,093	2,800,097
Arch Capital Group Ltd.(a)	13,969	1,562,852
Arthur J Gallagher & Co.	8,193	2,305,264
Assurant Inc.	1,900	377,834
Bank of America Corp.	251,718	9,988,170
Bank of New York Mellon Corp. (The)	27,517	1,977,372
Berkshire Hathaway Inc., Class B(a)	68,302	31,436,679
BlackRock Inc.(c)	5,192	4,929,856
Blackstone Inc., NVS	26,850	4,111,540
Brown & Brown Inc.	8,894	921,418
Capital One Financial Corp.	14,284	2,138,743
Cboe Global Markets Inc.	3,870	792,847
Charles Schwab Corp. (The)	55,646	3,606,417
Chubb Ltd.	14,007	4,039,479
Cincinnati Financial Corp.	5,851	796,438
Citigroup Inc.	71,136	4,453,114
Citizens Financial Group Inc.	16,716	686,526
CME Group Inc.	13,416	2,960,240
Corpay Inc.(a)	2,609	815,991
Discover Financial Services	9,319	1,307,363
Erie Indemnity Co., Class A, NVS	930	502,033
Everest Group Ltd.	1,610	630,846
FactSet Research Systems Inc.	1,433	658,965
Fidelity National Information Services Inc.	20,343	1,703,726
Fifth Third Bancorp	25,236	1,081,110
Fiserv Inc.(a)	21,467	3,856,547
Franklin Resources Inc.	11,264	226,970
Global Payments Inc.	9,481	971,044
Globe Life Inc.	3,349	354,693
Goldman Sachs Group Inc. (The)	11,775	5,829,920
Hartford Financial Services Group Inc. (The)	10,926	1,285,007
Huntington Bancshares Inc./Ohio	54,412	799,856
Intercontinental Exchange Inc.	21,438	3,443,800
Invesco Ltd.	16,936	297,396
Jack Henry & Associates Inc.	2,729	481,778
JPMorgan Chase & Co.	106,088	22,369,716
KeyCorp	34,607	579,667
KKR & Co. Inc.	25,147	3,283,695
Loews Corp.	6,705	530,030
M&T Bank Corp.	6,278	1,118,237
MarketAxess Holdings Inc.	1,409	360,986
Marsh & McLennan Companies Inc.	18,334	4,090,132
Mastercard Inc., Class A	30,763	15,190,769
MetLife Inc.	21,935	1,809,199
Moody's Corp.	5,862	2,782,047
Morgan Stanley	46,451	4,842,052
MSCI Inc., Class A	2,919	1,701,573
Nasdaq Inc.	15,435	1,126,909
Northern Trust Corp.	7,518	676,846
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
PayPal Holdings Inc.(a)	38,120	$2,974,504
PNC Financial Services Group Inc. (The)	14,832	2,741,695
Principal Financial Group Inc.	7,915	679,898
Progressive Corp. (The)	21,821	5,537,297
Prudential Financial Inc.	13,307	1,611,478
Raymond James Financial Inc.	6,873	841,668
Regions Financial Corp.	34,419	802,995
S&P Global Inc.	11,925	6,160,693
State Street Corp.	11,059	978,390
Synchrony Financial	14,737	735,082
T Rowe Price Group Inc.	8,292	903,248
Travelers Companies Inc. (The)	8,499	1,989,786
Truist Financial Corp.	50,083	2,142,050
U.S. Bancorp	58,022	2,653,346
Visa Inc., Class A(d)	62,286	17,125,536
W R Berkley Corp.	11,332	642,864
Wells Fargo & Co.	126,916	7,169,485
Willis Towers Watson PLC	3,766	1,109,200
		234,524,276
Total Common Stocks — 98.8% (Cost: $347,831,683)		410,671,465
Preferred Stocks
Brazil — 0.5%
Banco Bradesco SA, Class A, Preference Shares, ADR	197,948	526,542
Itau Unibanco Holding SA, Preference Shares, ADR	180,564	1,200,751
Itausa SA, Preference Shares, NVS	202,807	412,114
		2,139,407
Total Preferred Stocks — 0.5% (Cost: $2,618,398)		2,139,407
Total Long-Term Investments — 99.3% (Cost: $350,450,081)		412,810,872
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(e)(f)	17,296,333	$17,311,900
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(e)	590,000	590,000
Total Short-Term Securities — 4.3% (Cost: $17,901,888)		17,901,900
Total Investments — 103.6% (Cost: $368,351,969)		430,712,772
Liabilities in Excess of Other Assets — (3.6)%		(14,949,649)
Net Assets — 100.0%		$415,763,123

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	All or a portion of this security is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,679,067	$—	$(370,353)(a)	$3,121	$65	$17,311,900	17,296,333	$12,196 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	80,000 (a)	—	—	—	590,000	590,000	18,101	—
BlackRock Inc.	4,622,033	306,672	(562,209)	(53,304)	616,664	4,929,856	5,192	54,177	—
				$(50,183)	$616,729	$22,831,756		$84,474	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

19
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Financials ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	14	12/20/24	$1,974	$17,003
Euro STOXX 50 Index	7	12/20/24	393	10,406
FTSE 100 Index	4	12/20/24	444	(1,622)
				$25,787
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$27,409	$—	$—	$—	$27,409
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,622	$—	$—	$—	$1,622

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$143,929	$—	$—	$(131,954)	$143,929
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(73,118)	$—	$—	$—	$(73,118)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,640,886
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Financials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$266,118,069	$144,553,396	$—	$410,671,465
Preferred Stocks	2,139,407	—	—	2,139,407
Short-Term Securities
Money Market Funds	17,901,900	—	—	17,901,900
	$286,159,376	$144,553,396	$—	$430,712,772
Derivative Financial Instruments(a)
Assets
Equity Contracts	$17,003	$10,406	$—	$27,409
Liabilities
Equity Contracts	—	(1,622)	—	(1,622)
	$17,003	$8,784	$—	$25,787

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
Cochlear Ltd.	36,350	$7,073,723
CSL Ltd.	261,043	51,564,760
Ramsay Health Care Ltd.	99,087	2,844,169
Sonic Healthcare Ltd.	257,946	4,851,627
		66,334,279
Belgium — 0.7%
Argenx SE(a)	32,605	17,629,187
UCB SA	66,024	11,918,444
		29,547,631
Brazil — 0.1%
Rede D'Or Sao Luiz SA(b)	608,105	3,452,592
Denmark — 5.2%
Coloplast A/S, Class B	68,339	8,907,679
Genmab A/S(a)	35,834	8,687,373
Novo Nordisk A/S, Class B	1,702,105	201,889,261
Zealand Pharma A/S(a)	35,966	4,376,035
		223,860,348
France — 2.6%
EssilorLuxottica SA	155,631	36,872,745
Eurofins Scientific SE	69,157	4,384,630
Sanofi SA	595,151	68,525,184
Sartorius Stedim Biotech	16,351	3,423,549
		113,206,108
Germany — 1.4%
Bayer AG, Registered	536,261	18,142,622
Fresenius Medical Care AG & Co. KGaA	107,272	4,558,165
Fresenius SE & Co. KGaA(a)	230,398	8,789,844
Merck KGaA	70,773	12,493,603
Qiagen NV, NVS	117,764	5,323,392
Siemens Healthineers AG(b)(c)	151,717	9,112,221
		58,419,847
Japan — 4.2%
Astellas Pharma Inc.	990,575	11,448,434
Chugai Pharmaceutical Co. Ltd.	346,000	16,770,997
Daiichi Sankyo Co. Ltd.	1,051,700	34,740,100
Eisai Co. Ltd.	164,900	6,146,639
Hoya Corp.	189,600	26,260,270
M3 Inc.	248,700	2,490,475
Olympus Corp.	630,700	11,989,165
Ono Pharmaceutical Co. Ltd.	259,800	3,487,380
Otsuka Holdings Co. Ltd.	289,200	16,426,299
Shionogi & Co. Ltd.	448,200	6,424,579
Sysmex Corp.	254,600	5,039,486
Takeda Pharmaceutical Co. Ltd.	859,292	24,759,279
Terumo Corp.	798,300	15,123,382
		181,106,485
Netherlands — 0.3%
Koninklijke Philips NV(a)	437,405	14,340,585
South Korea — 0.3%
Celltrion Inc.	78,627	11,706,994
Spain — 0.0%
Grifols SA(a)(c)	154,301	1,753,604
Sweden — 0.1%
Getinge AB, Class B	123,422	2,656,248
Switzerland — 7.7%
Alcon Inc.	269,926	27,014,254
Security	Shares	Value
Switzerland (continued)
Lonza Group AG, Registered	39,016	$24,758,897
Novartis AG, Registered	1,064,684	122,590,156
Roche Holding AG, Bearer	16,156	5,531,133
Roche Holding AG, NVS	379,942	121,587,957
Sandoz Group AG	234,489	9,771,836
Sonova Holding AG, Registered	27,257	9,817,849
Straumann Holding AG	62,807	10,273,669
		331,345,751
United Kingdom — 4.3%
AstraZeneca PLC	837,907	130,534,519
GSK PLC	2,239,089	45,590,132
Smith & Nephew PLC	467,792	7,260,559
		183,385,210
United States — 71.0%
Abbott Laboratories	939,865	107,154,009
AbbVie Inc.	953,594	188,315,743
Agilent Technologies Inc.	157,837	23,435,638
Align Technology Inc.(a)	38,696	9,841,167
Amgen Inc.	290,255	93,523,064
Baxter International Inc.	280,181	10,638,473
Becton Dickinson & Co.	156,134	37,643,907
Biogen Inc.(a)	79,558	15,421,523
Bio-Techne Corp.	86,066	6,879,255
Boston Scientific Corp.(a)	795,483	66,661,475
Bristol-Myers Squibb Co.	1,095,191	56,665,182
Cardinal Health Inc.	133,244	14,726,127
Catalent Inc.(a)	101,124	6,125,081
Cencora Inc.	94,227	21,208,613
Centene Corp.(a)	286,107	21,538,135
Charles River Laboratories International Inc.(a)	28,896	5,691,645
Cigna Group (The)	151,009	52,315,558
Cooper Companies Inc. (The)(a)	109,002	12,027,281
CVS Health Corp.	679,534	42,729,098
Danaher Corp.	347,224	96,535,216
DaVita Inc.(a)	26,179	4,291,523
Dexcom Inc.(a)	218,939	14,677,671
Edwards Lifesciences Corp.(a)	327,522	21,613,177
Elevance Health Inc.	125,237	65,123,240
Eli Lilly & Co.	426,005	377,414,870
GE HealthCare Technologies Inc., NVS(a)	246,420	23,126,517
Gilead Sciences Inc.	672,521	56,384,161
HCA Healthcare Inc.	100,377	40,796,224
Henry Schein Inc.(a)	69,190	5,043,951
Hologic Inc.(a)	125,520	10,224,859
Humana Inc.	65,495	20,744,886
IDEXX Laboratories Inc.(a)	44,750	22,608,595
Incyte Corp.(a)	89,513	5,916,809
Insulet Corp.(a)	38,687	9,004,399
Intuitive Surgical Inc.(a)	191,606	94,130,280
IQVIA Holdings Inc.(a)	94,164	22,314,043
Johnson & Johnson	1,232,548	199,746,729
Labcorp Holdings Inc.	45,392	10,144,204
McKesson Corp.	70,048	34,633,132
Medtronic PLC	692,863	62,378,456
Merck & Co. Inc.	1,369,263	155,493,506
Mettler-Toledo International Inc.(a)	11,525	17,284,042
Moderna Inc.(a)(c)	185,005	12,363,884
Molina Healthcare Inc.(a)	32,164	11,082,428
Pfizer Inc.	3,061,089	88,587,916
Quest Diagnostics Inc.	61,354	9,525,209
Regeneron Pharmaceuticals Inc.(a)	57,322	60,259,179
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
ResMed Inc.	79,965	$19,521,056
Revvity Inc.	68,200	8,712,550
Solventum Corp.(a)	77,015	5,369,486
STERIS PLC	53,536	12,984,621
Stryker Corp.	185,201	66,905,713
Teleflex Inc.	26,255	6,493,387
Thermo Fisher Scientific Inc.	206,346	127,639,445
UnitedHealth Group Inc.	498,618	291,531,972
Universal Health Services Inc., Class B	32,307	7,398,626
Vertex Pharmaceuticals Inc.(a)	139,421	64,841,919
Viatris Inc.	661,483	7,679,818
Waters Corp.(a)	32,635	11,745,010
West Pharmaceutical Services Inc.	39,289	11,792,986
Zimmer Biomet Holdings Inc.	110,299	11,906,777
Zoetis Inc.	244,739	47,817,106
		3,046,330,552
Total Common Stocks — 99.5% (Cost: $3,375,154,215)		4,267,446,234
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	14,934	4,199,131
Total Preferred Stocks — 0.1% (Cost: $5,339,172)		4,199,131
Total Long-Term Investments — 99.6% (Cost: $3,380,493,387)		4,271,645,365
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	21,164,701	$21,183,749
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	6,930,000	6,930,000
Total Short-Term Securities — 0.7% (Cost: $28,106,363)		28,113,749
Total Investments — 100.3% (Cost: $3,408,599,750)		4,299,759,114
Liabilities in Excess of Other Assets — (0.3)%		(11,116,283)
Net Assets — 100.0%		$4,288,642,831

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,592,872	$6,575,158 (a)	$—	$10,807	$4,912	$21,183,749	21,164,701	$18,085 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,430,000	—	(1,500,000)(a)	—	—	6,930,000	6,930,000	177,217	—
				$10,807	$4,912	$28,113,749		$195,302	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	102	12/20/24	$16,024	$(228,033)
23
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Healthcare ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$228,033	$—	$—	$—	$228,033

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$567,816	$—	$—	$—	$567,816
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(396,482)	$—	$—	$—	$(396,482)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,310,650
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,049,783,144	$1,217,663,090	$—	$4,267,446,234
Preferred Stocks	—	4,199,131	—	4,199,131
Short-Term Securities
Money Market Funds	28,113,749	—	—	28,113,749
	$3,077,896,893	$1,221,862,221	$—	$4,299,759,114
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(228,033)	$—	$—	$(228,033)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.9%
Brambles Ltd.	157,207	$2,063,464
Computershare Ltd.	63,167	1,101,181
Qantas Airways Ltd.(a)	189,095	965,234
Transurban Group	338,568	3,058,990
		7,188,869
Brazil — 0.3%
CCR SA	111,840	248,410
Localiza Rent a Car SA	95,915	721,867
WEG SA	166,503	1,662,371
		2,632,648
Canada — 3.3%
CAE Inc.(a)	38,126	715,752
Canadian National Railway Co.	61,498	7,201,330
Canadian Pacific Kansas City Ltd.	103,583	8,859,067
Thomson Reuters Corp.	14,977	2,554,656
Waste Connections Inc.	28,646	5,120,463
WSP Global Inc.	13,584	2,413,371
		26,864,639
Chile — 0.0%
Latam Airlines Group SA	20,801,478	267,623
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	305	494,315
AP Moller - Maersk A/S, Class B, NVS	521	876,731
DSV A/S	19,023	3,915,124
Vestas Wind Systems A/S(a)	110,729	2,436,446
		7,722,616
Finland — 0.6%
Kone OYJ, Class B	44,594	2,667,680
Metso OYJ	79,143	846,229
Wartsila OYJ Abp	54,523	1,220,043
		4,733,952
France — 6.8%
Airbus SE	68,909	10,085,262
Alstom SA(a)	37,930	788,065
Bouygues SA	21,356	714,810
Bureau Veritas SA	31,602	1,048,446
Cie de Saint-Gobain SA	56,023	5,109,435
Eiffage SA	7,942	766,924
Getlink SE	37,138	662,417
Legrand SA	29,082	3,350,414
Safran SA	37,471	8,817,781
Schneider Electric SE	59,864	15,780,609
Teleperformance SE	6,307	652,461
Thales SA	10,828	1,720,906
Vinci SA	56,444	6,598,108
		56,095,638
Germany — 3.9%
Brenntag SE	14,266	1,064,850
Daimler Truck Holding AG	56,621	2,125,968
Deutsche Post AG, Registered	103,710	4,626,155
GEA Group AG	16,266	797,790
MTU Aero Engines AG	6,174	1,929,546
Rheinmetall AG	4,959	2,695,839
Siemens AG, Registered	83,240	16,840,105
Siemens Energy AG(a)	63,002	2,326,025
		32,406,278
Hong Kong — 0.5%
CK Hutchison Holdings Ltd.	297,520	1,686,853
Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	145,500	$2,172,085
		3,858,938
Ireland — 0.3%
Kingspan Group PLC	17,459	1,637,464
Ryanair Holdings PLC, ADR(b)	25,690	1,160,674
		2,798,138
Italy — 0.3%
Prysmian SpA	33,013	2,401,976
Japan — 13.6%
AGC Inc.	24,700	801,519
ANA Holdings Inc.	53,500	1,145,606
Central Japan Railway Co.	114,000	2,632,267
Dai Nippon Printing Co. Ltd.	54,600	974,896
Daifuku Co. Ltd.	41,900	811,092
Daikin Industries Ltd.	32,500	4,561,733
East Japan Railway Co.	123,700	2,454,947
FANUC Corp.	106,300	3,122,074
Hankyu Hanshin Holdings Inc.	28,000	864,964
Hitachi Ltd.	516,400	13,693,547
ITOCHU Corp.	161,300	8,693,271
Japan Airlines Co. Ltd.	49,400	863,986
Kajima Corp.	51,900	972,771
Kintetsu Group Holdings Co. Ltd.	20,900	520,506
Komatsu Ltd.	107,700	3,015,030
Kubota Corp.	117,300	1,674,860
Makita Corp.	30,800	1,040,471
Marubeni Corp.	185,400	3,063,149
Mitsubishi Corp.	462,500	9,610,680
Mitsubishi Electric Corp.	234,600	3,805,431
Mitsubishi Heavy Industries Ltd.	373,300	5,578,591
Mitsui & Co. Ltd.	334,800	7,487,478
Mitsui OSK Lines Ltd.	40,000	1,384,824
Nidec Corp.	116,600	2,454,790
Nippon Yusen KK	50,900	1,869,636
Obayashi Corp.	80,000	1,019,492
Odakyu Electric Railway Co. Ltd.	41,200	459,537
Recruit Holdings Co. Ltd.	183,800	11,166,289
Secom Co. Ltd.	47,200	1,745,883
SG Holdings Co. Ltd.	51,900	556,646
SMC Corp.	6,800	3,041,099
Sumitomo Corp.	137,700	3,092,198
Taisei Corp.	20,300	891,426
Tokyu Corp.	68,800	890,954
Toppan Holdings Inc.	37,100	1,104,182
Toyota Industries Corp.	20,700	1,605,130
Toyota Tsusho Corp.	79,300	1,449,898
West Japan Railway Co.	53,800	1,021,736
Yaskawa Electric Corp.	29,400	1,029,189
		112,171,778
Mexico — 0.0%
Grupo Carso SAB de CV, Series A1	63,278	391,752
Netherlands — 0.8%
IMCD NV	6,291	1,092,839
Randstad NV	13,655	678,464
Wolters Kluwer NV	27,680	4,668,831
		6,440,134
Norway — 0.1%
Kongsberg Gruppen ASA	9,765	953,839
25
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.2%
LG Energy Solution Ltd.(a)	4,449	$1,403,580
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	23,231	1,072,275
Aena SME SA(c)	8,070	1,772,781
Ferrovial SE	55,104	2,368,205
		5,213,261
Sweden — 3.3%
Alfa Laval AB	32,561	1,565,402
Assa Abloy AB, Class B	110,099	3,709,225
Atlas Copco AB, Class A	283,283	5,490,138
Atlas Copco AB, Class B	171,340	2,939,826
Epiroc AB, Class A	69,307	1,501,152
Epiroc AB, Class B	43,144	818,130
Nibe Industrier AB, Class B	170,222	932,930
Saab AB	37,926	808,222
Sandvik AB	119,397	2,671,762
Skanska AB, Class B	40,331	840,710
SKF AB, Class B	42,236	841,294
Trelleborg AB, Class B	20,015	770,395
Volvo AB, Class B	175,990	4,655,320
		27,544,506
Switzerland — 2.5%
ABB Ltd., Registered	177,638	10,305,775
Adecco Group AG, Registered	19,214	655,280
Geberit AG, Registered	3,694	2,411,465
Kuehne + Nagel International AG, Registered	5,898	1,611,443
Schindler Holding AG, Participation Certificates, NVS	4,466	1,310,789
Schindler Holding AG, Registered	2,225	632,808
SGS SA	17,227	1,923,589
VAT Group AG(c)	3,016	1,542,378
		20,393,527
United Kingdom — 4.9%
Ashtead Group PLC	48,547	3,761,460
BAE Systems PLC	336,848	5,592,374
Bunzl PLC	37,416	1,771,984
DCC PLC	11,215	765,640
Experian PLC	102,344	5,390,419
IMI PLC	29,611	720,440
Intertek Group PLC	18,090	1,250,696
Melrose Industries PLC	157,023	959,656
RELX PLC	207,163	9,781,474
Rentokil Initial PLC	278,106	1,359,901
Rolls-Royce Holdings PLC(a)	946,093	6,695,963
Smiths Group PLC	38,452	864,133
Spirax Group PLC	8,258	832,448
Weir Group PLC (The)	28,997	842,633
		40,589,221
United States — 55.7%
3M Co.	61,252	8,373,148
A O Smith Corp.	13,583	1,220,161
Allegion PLC	9,617	1,401,582
Amentum Holdings Inc., NVS(a)	13,696	441,696
AMETEK Inc.	25,810	4,431,835
Automatic Data Processing Inc.	45,229	12,516,221
Axon Enterprise Inc.(a)	7,916	3,163,234
Boeing Co. (The)(a)	64,983	9,880,015
Broadridge Financial Solutions Inc.	12,878	2,769,156
Builders FirstSource Inc.(a)	12,928	2,506,222
Carrier Global Corp.	92,754	7,465,769
Caterpillar Inc.	54,089	21,155,290
Security	Shares	Value
United States (continued)
CH Robinson Worldwide Inc.	12,903	$1,424,104
Cintas Corp.	38,188	7,862,145
Copart Inc.(a)	97,215	5,094,066
CSX Corp.	217,635	7,514,937
Cummins Inc.	15,140	4,902,181
Dayforce Inc.(a)(b)	17,833	1,092,271
Deere & Co.	28,451	11,873,456
Delta Air Lines Inc.	70,538	3,582,625
Dover Corp.	15,464	2,965,067
Eaton Corp. PLC	44,214	14,654,288
Emerson Electric Co.	63,327	6,926,074
Equifax Inc.	13,682	4,020,593
Expeditors International of Washington Inc.	15,894	2,088,472
Fastenal Co.	63,006	4,499,888
FedEx Corp.	25,019	6,847,200
Fortive Corp.	38,919	3,071,877
GE Vernova Inc.(a)	30,315	7,729,719
Generac Holdings Inc.(a)	6,741	1,071,010
General Dynamics Corp.	28,735	8,683,717
General Electric Co.	120,374	22,700,129
Honeywell International Inc.	71,964	14,875,678
Howmet Aerospace Inc.	45,644	4,575,811
Hubbell Inc., Class B	5,837	2,500,279
Huntington Ingalls Industries Inc.	4,494	1,188,124
IDEX Corp.	8,357	1,792,576
Illinois Tool Works Inc.	29,927	7,842,969
Ingersoll Rand Inc.	44,752	4,392,856
Jacobs Solutions Inc., NVS	13,696	1,792,806
JB Hunt Transport Services Inc.	9,032	1,556,485
Johnson Controls International PLC	75,056	5,825,096
L3Harris Technologies Inc.	21,170	5,035,708
Leidos Holdings Inc.	15,002	2,445,326
Lockheed Martin Corp.	23,763	13,890,899
Masco Corp.	23,988	2,013,553
Nordson Corp.	6,006	1,577,356
Norfolk Southern Corp.	25,100	6,237,350
Northrop Grumman Corp.	15,426	8,146,008
Old Dominion Freight Line Inc.(b)	20,935	4,158,528
Otis Worldwide Corp.	44,650	4,640,921
PACCAR Inc.	58,018	5,725,216
Parker-Hannifin Corp.	14,216	8,981,953
Paychex Inc.	35,339	4,742,140
Paycom Software Inc.	5,442	906,474
Pentair PLC	18,156	1,775,475
Quanta Services Inc.	16,169	4,820,787
Republic Services Inc., Class A	22,501	4,519,101
Rockwell Automation Inc.	12,586	3,378,838
Rollins Inc.	31,080	1,572,026
RTX Corp.	147,676	17,892,424
Snap-on Inc.	5,716	1,655,982
Southwest Airlines Co.	65,954	1,954,217
Stanley Black & Decker Inc.	16,950	1,866,703
Textron Inc.	21,391	1,894,815
Trane Technologies PLC	25,042	9,734,577
TransDigm Group Inc.	6,194	8,839,643
Uber Technologies Inc.(a)	233,235	17,529,943
Union Pacific Corp.	67,536	16,646,273
United Airlines Holdings Inc.(a)	35,713	2,037,784
United Parcel Service Inc., Class B	80,661	10,997,321
United Rentals Inc.	7,383	5,978,237
Veralto Corp.	27,432	3,068,544
Verisk Analytics Inc., Class A	15,933	4,269,407
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Waste Management Inc.	40,352	$8,377,075
Westinghouse Air Brake Technologies Corp.	19,809	3,600,682
WW Grainger Inc.	4,933	5,124,450
Xylem Inc./New York	26,656	3,599,360
		459,905,924
Total Long-Term Investments — 99.5% (Cost: $702,793,675)		821,978,837
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	5,374,742	5,379,580
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	1,490,000	1,490,000
Total Short-Term Securities — 0.8% (Cost: $6,869,265)		6,869,580
Total Investments — 100.3% (Cost: $709,662,940)		828,848,417
Liabilities in Excess of Other Assets — (0.3)%		(2,742,395)
Net Assets — 100.0%		$826,106,022

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,135,580	$3,243,491 (a)	$—	$5	$504	$5,379,580	5,374,742	$5,306 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	380,000 (a)	—	—	—	1,490,000	1,490,000	43,176	—
				$5	$504	$6,869,580		$48,482	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	2	12/12/24	$372	$14,600
Euro STOXX 50 Index	16	12/20/24	897	16,847
XAI Industrial Index	19	12/20/24	2,617	71,839
				$103,286
27
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$103,286	$—	$—	$—	$103,286

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$64,947	$—	$—	$—	$64,947
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$50,528	$—	$—	$—	$50,528
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,189,779
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$491,223,260	$330,755,577	$—	$821,978,837
Short-Term Securities
Money Market Funds	6,869,580	—	—	6,869,580
	$498,092,840	$330,755,577	$—	$828,848,417
Derivative Financial Instruments(a)
Assets
Equity Contracts	$71,839	$31,447	$—	$103,286

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
28

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 10.5%
BHP Group Ltd.	480,819	$14,927,579
BlueScope Steel Ltd.	41,627	635,433
Fortescue Ltd.	159,416	2,248,496
James Hardie Industries PLC(a)	40,820	1,622,090
Mineral Resources Ltd.	16,414	585,217
Northern Star Resources Ltd.	109,050	1,194,561
Pilbara Minerals Ltd.(a)(b)	266,221	598,805
Rio Tinto Ltd.	35,130	3,107,087
South32 Ltd.	430,245	1,103,541
		26,022,809
Belgium — 0.3%
Syensqo SA	6,878	609,513
Umicore SA	18,783	243,768
		853,281
Brazil — 1.6%
Vale SA, Class B, ADR	341,751	3,991,652
Canada — 7.8%
Agnico Eagle Mines Ltd.	47,395	3,818,023
Barrick Gold Corp.	166,172	3,305,133
CCL Industries Inc., Class B, NVS	14,071	857,817
First Quantum Minerals Ltd.	66,674	909,068
Franco-Nevada Corp.	18,212	2,262,007
Kinross Gold Corp.	116,543	1,091,796
Nutrien Ltd.	46,817	2,249,722
Teck Resources Ltd., Class B	43,655	2,280,150
Wheaton Precious Metals Corp.	42,930	2,621,922
		19,395,638
Chile — 0.3%
Empresas CMPC SA	106,895	185,905
Sociedad Quimica y Minera de Chile SA, ADR	13,421	559,387
		745,292
Denmark — 1.0%
Novonesis (Novozymes) B, Class B	33,347	2,400,831
Finland — 1.0%
Stora Enso OYJ, Class R	57,642	737,475
UPM-Kymmene OYJ	50,511	1,690,826
		2,428,301
France — 5.0%
Air Liquide SA	54,811	10,584,551
ArcelorMittal SA	43,338	1,134,789
Arkema SA	5,936	565,396
		12,284,736
Germany — 3.5%
BASF SE	84,466	4,476,938
Covestro AG(a)(c)	17,952	1,118,778
Heidelberg Materials AG	12,751	1,389,091
Symrise AG, Class A	12,567	1,739,139
		8,723,946
Ireland — 0.9%
Smurfit WestRock PLC	46,694	2,307,617
Japan — 6.6%
Asahi Kasei Corp.	131,500	996,952
JFE Holdings Inc.	60,600	814,718
Mitsubishi Chemical Group Corp.	134,900	867,735
Nippon Paint Holdings Co. Ltd.	100,800	767,686
Nippon Steel Corp.	92,429	2,071,530
Nitto Denko Corp.	68,000	1,144,322
Security	Shares	Value
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	189,900	$7,935,994
Sumitomo Metal Mining Co. Ltd.	25,800	774,267
Toray Industries Inc.	153,700	907,723
		16,280,927
Mexico — 1.0%
Cemex SAB de CV, NVS	1,424,810	872,687
Grupo Mexico SAB de CV, Series B	293,170	1,634,397
		2,507,084
Netherlands — 1.6%
Akzo Nobel NV	16,200	1,144,386
DSM-Firmenich AG	19,647	2,711,427
		3,855,813
Norway — 0.5%
Norsk Hydro ASA	126,776	818,974
Yara International ASA	15,343	484,736
		1,303,710
Peru — 0.4%
Southern Copper Corp.	8,132	940,628
South Korea — 1.4%
LG Chem Ltd.	4,489	1,218,439
POSCO Holdings Inc.	7,205	2,115,174
		3,333,613
Sweden — 0.8%
Boliden AB	25,740	873,587
SSAB AB, Class B	59,734	305,849
Svenska Cellulosa AB SCA, Class B	56,428	822,678
		2,002,114
Switzerland — 6.0%
Givaudan SA, Registered	754	4,136,854
Holcim AG	50,138	4,910,156
SIG Group AG	32,737	729,868
Sika AG, Registered	15,218	5,044,242
		14,821,120
United Kingdom — 8.2%
Anglo American PLC	126,812	4,122,112
Antofagasta PLC	32,472	875,278
Croda International PLC	13,413	757,864
DS Smith PLC	129,805	802,712
Glencore PLC	935,244	5,355,815
Johnson Matthey PLC	18,220	371,562
Mondi PLC, NVS	41,540	792,396
Rio Tinto PLC	100,949	7,166,128
		20,243,867
United States — 40.8%
Air Products and Chemicals Inc.	21,077	6,275,467
Albemarle Corp.	11,063	1,047,777
Amcor PLC	136,007	1,540,959
Avery Dennison Corp.	7,581	1,673,582
Ball Corp.	29,207	1,983,447
Celanese Corp., Class A	10,340	1,405,826
CF Industries Holdings Inc.	17,193	1,475,159
Corteva Inc.	65,531	3,852,568
Dow Inc.	66,453	3,630,327
DuPont de Nemours Inc.	39,582	3,527,152
Eastman Chemical Co.	11,075	1,239,846
Ecolab Inc.	24,009	6,130,218
FMC Corp.	11,748	774,663
Freeport-McMoRan Inc.	135,979	6,788,072
International Flavors & Fragrances Inc.	24,195	2,538,781
29
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
International Paper Co.	32,933	$1,608,777
Linde PLC	45,575	21,732,895
LyondellBasell Industries NV, Class A	24,613	2,360,387
Martin Marietta Materials Inc.	5,803	3,123,465
Mosaic Co. (The)	30,246	809,988
Newmont Corp.	108,596	5,804,456
Nucor Corp.	22,543	3,389,115
Packaging Corp. of America	8,390	1,807,206
PPG Industries Inc.	22,153	2,934,386
Sherwin-Williams Co. (The)	22,003	8,397,885
Steel Dynamics Inc.	13,953	1,759,194
Vulcan Materials Co.	12,520	3,135,384
		100,746,982
Total Common Stocks — 99.2% (Cost: $258,088,639)		245,189,961
Preferred Stocks
Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	130,597	457,090
Total Preferred Stocks — 0.2% (Cost: $1,035,536)		457,090
Total Long-Term Investments — 99.4% (Cost: $259,124,175)		245,647,051
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	626,953	$627,517
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	250,000	250,000
Total Short-Term Securities — 0.3% (Cost: $877,276)		877,517
Total Investments — 99.7% (Cost: $260,001,451)		246,524,568
Other Assets Less Liabilities — 0.3%		663,021
Net Assets — 100.0%		$247,187,589

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,044,702	$—	$(417,436)(a)	$(94)	$345	$627,517	626,953	$1,323 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	—	(260,000)(a)	—	—	250,000	250,000	7,209	—
				$(94)	$345	$877,517		$8,532	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	12/19/24	$214	$3,337
E-Mini S&P 500 Index	2	12/20/24	581	12,349
FTSE 100 Index	4	12/20/24	444	(2,419)
MSCI Emerging Markets Index	3	12/20/24	176	10,969
				$24,236
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Materials ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$26,655	$—	$—	$—	$26,655
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,419	$—	$—	$—	$2,419

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$82,641	$—	$—	$—	$82,641
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(18,421)	$—	$—	$—	$(18,421)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,175,876
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$131,244,406	$113,945,555	$—	$245,189,961
Preferred Stocks	457,090	—	—	457,090
Short-Term Securities
Money Market Funds	877,517	—	—	877,517
	$132,579,013	$113,945,555	$—	$246,524,568
Derivative Financial Instruments(a)
Assets
Equity Contracts	$26,655	$—	$—	$26,655
31
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Materials ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(2,419)	$—	$(2,419)
	$26,655	$(2,419)	$—	$24,236

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
32

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.2%
WiseTech Global Ltd.	62,988	$5,964,736
Xero Ltd.(a)	48,430	5,006,010
		10,970,746
Canada — 1.3%
CGI Inc.(a)	68,380	7,868,162
Constellation Software Inc./Canada	6,672	21,706,385
Open Text Corp.	91,152	3,034,244
Shopify Inc., Class A(a)	409,840	32,833,867
		65,442,658
China — 0.3%
Xiaomi Corp., Class B(a)(b)	4,814,800	13,561,814
Finland — 0.2%
Nokia OYJ	1,804,202	7,877,448
France — 0.4%
Capgemini SE	52,336	11,299,369
Dassault Systemes SE	223,012	8,858,208
		20,157,577
Germany — 1.8%
Infineon Technologies AG	441,961	15,516,320
SAP SE	345,429	79,010,838
		94,527,158
Japan — 3.5%
Advantest Corp.	260,400	12,246,934
Canon Inc.	326,200	10,743,484
Disco Corp.	32,000	8,429,687
FUJIFILM Holdings Corp.	422,700	10,942,403
Fujitsu Ltd.	584,100	12,008,749
Keyence Corp.	67,640	32,417,281
Kyocera Corp.	471,300	5,508,176
Lasertec Corp.	26,900	4,484,946
Murata Manufacturing Co. Ltd.	628,900	12,445,120
NEC Corp.	92,500	8,932,381
Nomura Research Institute Ltd.	150,100	5,570,459
NTT Data Group Corp.	195,300	3,514,950
Obic Co. Ltd.	113,500	3,982,058
Omron Corp.	65,700	3,003,783
Renesas Electronics Corp.	553,000	8,025,499
Ricoh Co. Ltd.	207,300	2,249,724
Rohm Co. Ltd.	120,000	1,351,880
SCREEN Holdings Co. Ltd.	32,900	2,313,575
TDK Corp.	660,500	8,437,445
Tokyo Electron Ltd.	159,900	28,515,867
		185,124,401
Netherlands — 2.4%
ASM International NV	15,686	10,348,981
ASML Holding NV	135,288	112,540,654
BE Semiconductor Industries NV	26,199	3,341,434
		126,231,069
Singapore — 0.1%
STMicroelectronics NV , New	223,001	6,653,284
South Korea — 2.0%
Samsung Electronics Co. Ltd.	1,637,165	76,519,090
Samsung SDI Co. Ltd.	17,526	5,060,374
SK Hynix Inc.	182,394	24,411,024
		105,990,488
Sweden — 0.3%
Hexagon AB, Class B	696,830	7,505,603
Security	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	1,035,492	$7,824,644
		15,330,247
Switzerland — 0.1%
Logitech International SA, Registered	54,126	4,847,566
Temenos AG, Registered	20,364	1,425,765
		6,273,331
Taiwan — 5.9%
Delta Electronics Inc.	652,000	7,779,050
Hon Hai Precision Industry Co. Ltd.	4,082,378	24,036,473
MediaTek Inc.	536,000	19,754,563
Quanta Computer Inc.	939,000	7,825,842
Taiwan Semiconductor Manufacturing Co. Ltd.	7,992,600	241,009,868
United Microelectronics Corp.	3,944,000	6,647,477
		307,053,273
United Kingdom — 0.2%
Halma PLC	129,033	4,511,699
Sage Group PLC (The)	339,466	4,662,982
		9,174,681
United States — 80.8%
Accenture PLC, Class A	212,073	74,963,564
Adobe Inc.(a)	150,120	77,729,134
Advanced Micro Devices Inc.(a)	547,969	89,910,754
Akamai Technologies Inc.(a)	51,498	5,198,723
Amphenol Corp., Class A	407,680	26,564,429
Analog Devices Inc.	168,002	38,669,020
Ansys Inc.(a)	29,700	9,463,311
Apple Inc.	4,305,662	1,003,219,246
Applied Materials Inc.	280,326	56,639,868
Arista Networks Inc.(a)	87,218	33,476,013
Autodesk Inc.(a)	72,859	20,071,197
Broadcom Inc.	1,415,858	244,235,505
Cadence Design Systems Inc.(a)	92,661	25,113,911
CDW Corp.	44,958	10,173,995
Cisco Systems Inc.	1,364,037	72,594,049
Cognizant Technology Solutions Corp., Class A	167,130	12,899,093
Corning Inc.	259,494	11,716,154
Crowdstrike Holdings Inc., Class A(a)	78,168	21,923,779
Dell Technologies Inc., Class C	96,920	11,488,897
Enphase Energy Inc.(a)	45,792	5,175,412
EPAM Systems Inc.(a)	19,242	3,829,735
F5 Inc.(a)	19,808	4,361,722
Fair Isaac Corp.(a)	8,332	16,193,409
First Solar Inc.(a)	36,381	9,074,877
Fortinet Inc.(a)	214,453	16,630,830
Gartner Inc.(a)	25,994	13,172,719
Gen Digital Inc.	184,098	5,049,808
GoDaddy Inc., Class A(a)	47,911	7,511,487
Hewlett Packard Enterprise Co.	441,731	9,037,816
HP Inc.	329,711	11,826,734
Intel Corp.	1,444,677	33,892,122
International Business Machines Corp.	311,871	68,948,441
Intuit Inc.	94,644	58,773,924
Jabil Inc.	38,556	4,620,165
Juniper Networks Inc.	111,874	4,360,849
Keysight Technologies Inc.(a)	58,675	9,325,218
KLA Corp.	45,512	35,244,948
Lam Research Corp.	44,139	36,020,955
Microchip Technology Inc.	181,074	14,538,431
Micron Technology Inc.	375,421	38,934,912
Microsoft Corp.	2,104,963	905,765,579
Monolithic Power Systems Inc.	16,569	15,318,041
33
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Motorola Solutions Inc.	56,475	$25,392,854
NetApp Inc.	69,866	8,629,150
Nvidia Corp.	3,350,404	406,873,062
NXP Semiconductors NV	86,244	20,699,422
ON Semiconductor Corp.(a)	144,222	10,471,959
Oracle Corp.	541,170	92,215,368
Palantir Technologies Inc., Class A(a)	684,442	25,461,242
Palo Alto Networks Inc.(a)	109,627	37,470,509
PTC Inc.(a)	40,831	7,376,528
Qorvo Inc.(a)	32,240	3,330,392
Qualcomm Inc.	377,166	64,137,078
Roper Technologies Inc.	36,253	20,172,619
Salesforce Inc.	328,073	89,796,861
Seagate Technology Holdings PLC	70,406	7,711,569
ServiceNow Inc.(a)	69,745	62,379,231
Skyworks Solutions Inc.	54,281	5,361,334
Super Micro Computer Inc.(a)	17,114	7,126,270
Synopsys Inc.(a)	51,874	26,268,475
TE Connectivity PLC, NVS	102,624	15,495,198
Teledyne Technologies Inc.(a)	15,899	6,958,356
Teradyne Inc.	54,915	7,354,766
Texas Instruments Inc.	309,129	63,856,778
Trimble Inc.(a)	83,175	5,164,336
Tyler Technologies Inc.(a)	14,502	8,465,107
VeriSign Inc.(a)	28,526	5,418,799
Western Digital Corp.(a)	110,977	7,578,619
Zebra Technologies Corp., Class A(a)	17,493	6,478,008
		4,221,302,666
Total Common Stocks — 99.5% (Cost: $3,423,538,265)		5,195,670,841
Preferred Stocks
South Korea — 0.2%
Samsung Electronics Co. Ltd., Preference Shares, NVS	277,824	10,789,821
Total Preferred Stocks — 0.2% (Cost: $9,831,772)		10,789,821
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(a)(c)	5,997	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $3,433,370,037)		5,206,460,662
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	10,360,000	10,360,000
Total Short-Term Securities — 0.2% (Cost: $10,360,000)		10,360,000
Total Investments — 99.9% (Cost: $3,443,730,037)		5,216,820,662
Other Assets Less Liabilities — 0.1%		5,048,614
Net Assets — 100.0%		$5,221,869,276

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$17,625,479	$—	$(17,656,288)(b)	$27,991	$2,818	$—	—	$30,296 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,960,000	—	(2,600,000)(b)	—	—	10,360,000	10,360,000	277,347	—
				$27,991	$2,818	$10,360,000		$307,643	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	57	12/20/24	$13,107	$296,052
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$296,052	$—	$—	$—	$296,052

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$686,947	$—	$—	$—	$686,947
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$243,994	$—	$—	$—	$243,994
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,670,305
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,286,745,324	$908,925,517	$—	$5,195,670,841
Preferred Stocks	—	10,789,821	—	10,789,821
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	10,360,000	—	—	10,360,000
	$4,297,105,324	$919,715,338	$—	$5,216,820,662
35
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$296,052	$—	$—	$296,052

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
36

Schedule of Investments (unaudited)
September 30, 2024
iShares® Global Utilities ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.0%
APA Group	110,972	$593,892
Origin Energy Ltd.	150,123	1,039,915
		1,633,807
Austria — 0.4%
Verbund AG	7,295	603,573
Brazil — 0.3%
Centrais Eletricas Brasileiras SA	79,083	571,235
Canada — 3.6%
Algonquin Power & Utilities Corp.	66,498	363,356
Brookfield Infrastructure Partners LP(a)	40,110	1,407,831
Emera Inc.	25,005	985,261
Fortis Inc./Canada	42,934	1,950,752
Hydro One Ltd.(b)	27,587	956,249
		5,663,449
Chile — 0.1%
Enel Americas SA	1,661,764	169,613
Colombia — 0.1%
Interconexion Electrica SA ESP	38,311	155,574
Denmark — 0.7%
Orsted A/S(a)(b)	16,418	1,087,403
Finland — 0.4%
Fortum OYJ	38,458	632,837
France — 2.8%
Engie SA	152,154	2,631,076
Veolia Environnement SA	54,143	1,782,564
		4,413,640
Germany — 3.2%
E.ON SE	194,784	2,900,710
RWE AG	58,704	2,138,751
		5,039,461
Italy — 4.6%
Enel SpA	670,122	5,352,798
Snam SpA	178,138	907,389
Terna - Rete Elettrica Nazionale	121,998	1,098,816
		7,359,003
Japan — 2.2%
Chubu Electric Power Co. Inc.	65,800	773,292
Kansai Electric Power Co. Inc. (The)	70,000	1,160,101
Osaka Gas Co. Ltd.	35,700	805,110
Tokyo Gas Co. Ltd.	30,900	719,757
		3,458,260
Portugal — 0.7%
EDP SA	261,182	1,191,197
Spain — 5.7%
Enagas SA	20,793	318,952
Endesa SA	27,784	606,991
Iberdrola SA	468,012	7,235,055
Naturgy Energy Group SA	13,450	347,778
Redeia Corp. SA	32,460	631,057
		9,139,833
United Kingdom — 6.7%
Centrica PLC	452,539	707,835
National Grid PLC	423,599	5,855,408
Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	22,898	$810,669
SSE PLC	94,804	2,389,478
United Utilities Group PLC	59,287	831,223
		10,594,613
United States — 67.1%
AES Corp. (The)	61,679	1,237,281
Alliant Energy Corp.	22,234	1,349,381
Ameren Corp.	23,130	2,022,950
American Electric Power Co. Inc.	46,135	4,733,451
American Water Works Co. Inc.	16,866	2,466,484
Atmos Energy Corp.	13,459	1,866,898
CenterPoint Energy Inc.	56,504	1,662,348
CMS Energy Corp.	25,837	1,824,867
Consolidated Edison Inc.	29,993	3,123,171
Constellation Energy Corp.	27,110	7,049,142
Dominion Energy Inc.	72,701	4,201,391
DTE Energy Co.	17,968	2,307,271
Duke Energy Corp.	66,650	7,684,745
Edison International	33,481	2,915,860
Entergy Corp.	18,542	2,440,313
Evergy Inc.	20,000	1,240,200
Eversource Energy	30,985	2,108,529
Exelon Corp.	86,728	3,516,820
FirstEnergy Corp.	44,440	1,970,914
NextEra Energy Inc.	177,430	14,998,158
NiSource Inc.	38,882	1,347,261
NRG Energy Inc.	17,893	1,630,052
PG&E Corp.	185,457	3,666,485
Pinnacle West Capital Corp.	9,861	873,586
PPL Corp.	63,969	2,116,095
Public Service Enterprise Group Inc.	43,196	3,853,515
Sempra Energy	54,884	4,589,949
Southern Co. (The)	94,428	8,515,517
Vistra Corp.	29,787	3,530,951
WEC Energy Group Inc.	27,381	2,633,505
Xcel Energy Inc.	48,335	3,156,275
		106,633,365
Total Long-Term Investments — 99.6% (Cost: $152,994,945)		158,346,863
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	950,000	950,000
Total Short-Term Securities — 0.6% (Cost: $950,000)		950,000
Total Investments — 100.2% (Cost: $153,944,945)		159,296,863
Liabilities in Excess of Other Assets — (0.2)%		(392,158)
Net Assets — 100.0%		$158,904,705

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
37
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Utilities ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$318 (b)	$—	$(318)	$—	$—	—	$14 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	870,000	80,000 (b)	—	—	—	950,000	950,000	23,697	—
				$(318)	$—	$950,000		$23,711	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	6	12/20/24	$494	$15,970
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$15,970	$—	$—	$—	$15,970

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$64,382	$—	$—	$—	$64,382
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,475)	$—	$—	$—	$(1,475)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$620,800
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Global Utilities ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$113,193,236	$45,153,627	$—	$158,346,863
Short-Term Securities
Money Market Funds	950,000	—	—	950,000
	$114,143,236	$45,153,627	$—	$159,296,863
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,970	$—	$—	$15,970

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
39
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
September 30, 2024

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$380,174,089	$248,210,908	$744,946,206	$2,049,114,758
Investments, at value—affiliated(c)	5,580,069	1,240,225	5,706,309	1,760,000
Cash	16,826	3,954	7,547	324,215
Cash pledged for futures contracts	47,001	21,000	132,000	479,000
Foreign currency collateral pledged for futures contracts(d)	13,037	26,557	41,887	58,826
Foreign currency, at value(e)	262,765	177,837	1,001,338	2,943,071
Receivables:
Investments sold	—	285,064	—	1,004
Securities lending income—affiliated	186	8	284	—
Dividends—unaffiliated	393,588	341,774	1,913,727	5,781,099
Dividends—affiliated	2,140	1,379	5,458	9,733
Tax reclaims	18,263	57,800	1,105,208	600,182
Variation margin on futures contracts	855	—	—	43,463
Total assets	386,508,819	250,366,506	754,859,964	2,061,115,351
LIABILITIES
Collateral on securities loaned, at value	5,119,802	960,225	4,686,250	—
Payables:
Investments purchased	—	414,473	—	—
Investment advisory fees	117,746	77,980	240,589	665,256
IRS compliance fee for foreign withholding tax claims	107,769	—	—	1,840,707
Professional fees	—	—	—	71,388
Variation margin on futures contracts	—	6,333	7,575	—
Total liabilities	5,345,317	1,459,011	4,934,414	2,577,351
Commitments and contingent liabilities
NET ASSETS	$381,163,502	$248,907,495	$749,925,550	$2,058,538,000
NET ASSETS CONSIST OF
Paid-in capital	$443,911,922	$296,500,091	$790,147,854	$2,108,126,534
Accumulated loss	(62,748,420)	(47,592,596)	(40,222,304)	(49,588,534)
NET ASSETS	$381,163,502	$248,907,495	$749,925,550	$2,058,538,000
NET ASSET VALUE
Shares outstanding	4,050,000	1,400,000	11,400,000	50,850,000
Net asset value	$94.11	$177.79	$65.78	$40.48
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$337,766,873	$247,020,117	$738,780,501	$2,121,580,758
(b) Securities loaned, at value	$5,010,577	$940,755	$4,643,125	$—
(c) Investments, at cost—affiliated	$5,580,067	$1,240,225	$5,706,277	$1,760,000
(d) Foreign currency collateral pledged, at cost	$12,802	$26,284	$42,190	$58,218
(e) Foreign currency, at cost	$261,401	$177,979	$1,000,712	$2,947,717
See notes to financial statements.
Statements of Assets and Liabilities
40

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2024

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$407,881,016	$4,271,645,365	$821,978,837	$245,647,051
Investments, at value—affiliated(c)	22,831,756	28,113,749	6,869,580	877,517
Cash	10,089	7,225	31,083	6,593
Cash pledged for futures contracts	103,000	664,000	106,000	35,999
Foreign currency collateral pledged for futures contracts(d)	44,986	—	93,187	54,269
Foreign currency, at value(e)	814,730	2,171,710	1,096,148	668,952
Receivables:
Investments sold	159	—	—	—
Securities lending income—affiliated	913	3,346	525	583
Dividends—unaffiliated	577,642	4,270,577	1,361,310	725,935
Dividends—affiliated	2,431	40,891	8,373	1,057
Tax reclaims	1,059,153	4,180,292	254,146	288,112
Variation margin on futures contracts	—	96,937	—	—
Total assets	433,325,875	4,311,194,092	831,799,189	248,306,068
LIABILITIES
Collateral on securities loaned, at value	17,311,888	21,159,488	5,379,258	627,264
Payables:
Investments purchased	—	—	—	404,670
Investment advisory fees	131,451	1,391,773	257,701	78,335
IRS compliance fee for foreign withholding tax claims	115,391	—	40,320	—
Professional fees	3,103	—	13,417	1,033
Variation margin on futures contracts	919	—	2,471	7,177
Total liabilities	17,562,752	22,551,261	5,693,167	1,118,479
Commitments and contingent liabilities
NET ASSETS	$415,763,123	$4,288,642,831	$826,106,022	$247,187,589
NET ASSETS CONSIST OF
Paid-in capital	$497,508,196	$3,534,057,063	$749,578,891	$362,091,487
Accumulated earnings (loss)	(81,745,073)	754,585,768	76,527,131	(114,903,898)
NET ASSETS	$415,763,123	$4,288,642,831	$826,106,022	$247,187,589
NET ASSET VALUE
Shares outstanding	4,400,000	43,700,000	5,550,000	2,650,000
Net asset value	$94.49	$98.14	$148.85	$93.28
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$345,867,995	$3,380,493,387	$702,793,675	$259,124,175
(b) Securities loaned, at value	$16,954,242	$20,581,583	$5,328,696	$592,815
(c) Investments, at cost—affiliated	$22,483,974	$28,106,363	$6,869,265	$877,276
(d) Foreign currency collateral pledged, at cost	$44,730	$—	$93,259	$56,493
(e) Foreign currency, at cost	$811,923	$2,152,885	$1,091,382	$663,626
See notes to financial statements.
41
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2024

	iShares Global Tech ETF	iShares Global Utilities ETF
ASSETS
Investments, at value—unaffiliated(a)	$5,206,460,662	$158,346,863
Investments, at value—affiliated(b)	10,360,000	950,000
Cash	6,036	13,536
Cash pledged for futures contracts	795,000	24,000
Foreign currency, at value(c)	2,767,240	166,290
Receivables:
Securities lending income—affiliated	6,103	—
Dividends—unaffiliated	2,935,414	143,227
Dividends—affiliated	39,510	3,913
Tax reclaims	94,918	24,692
Variation margin on futures contracts	38,155	2,108
Total assets	5,223,503,038	159,674,629
LIABILITIES
Payables:
Investment advisory fees	1,628,540	48,999
IRS compliance fee for foreign withholding tax claims	—	720,925
Professional fees	5,222	—
Total liabilities	1,633,762	769,924
Commitments and contingent liabilities
NET ASSETS	$5,221,869,276	$158,904,705
NET ASSETS CONSIST OF
Paid-in capital	$3,301,147,502	$202,818,761
Accumulated earnings (loss)	1,920,721,774	(43,914,056)
NET ASSETS	$5,221,869,276	$158,904,705
NET ASSET VALUE
Shares outstanding	63,200,000	2,250,000
Net asset value	$82.62	$70.62
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$3,433,370,037	$152,994,945
(b) Investments, at cost—affiliated	$10,360,000	$950,000
(c) Foreign currency, at cost	$2,752,749	$166,099
See notes to financial statements.
Statements of Assets and Liabilities
42

Statements of Operations (unaudited)
Six Months Ended September 30, 2024

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,332,879	$2,611,461	$12,997,166	$62,162,191
Dividends—affiliated	15,919	9,166	35,862	120,060
Interest—unaffiliated	2,007	1,076	4,781	25,002
Securities lending income—affiliated—net	714	245	795	10,494
Foreign taxes withheld	(119,139)	(174,160)	(651,452)	(2,551,781)
Foreign withholding tax claims	—	59,155	169,268	702,149
IRS compliance fee for foreign withholding tax claims	(3,439)	—	—	(56,229)
Total investment income	3,228,941	2,506,943	12,556,420	60,411,886
EXPENSES
Investment advisory	685,747	490,096	1,613,986	5,350,138
Commitment costs	71	92	86	2,276
Professional	—	5,921	16,932	71,631
Interest expense	—	—	6,150	—
Total expenses	685,818	496,109	1,637,154	5,424,045
Net investment income	2,543,123	2,010,834	10,919,266	54,987,841
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(4,021,378)	(2,749,510)	(1,468,200)	(19,477,014)
Investments—affiliated	(438)	2,332	(532)	287
Foreign currency transactions	(14,772)	(7,698)	50,357	125,308
Futures contracts	(34,740)	23,350	347,136	(876,842)
In-kind redemptions—unaffiliated(a)	21,407,182	3,216,833	12,380,472	268,641,251
	17,335,854	485,307	11,309,233	248,412,990
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	18,196,938	12,308,316	44,305,084	(417,812,379)
Investments—affiliated	181	—	32	—
Foreign currency translations	4,389	4,687	75,012	106,459
Futures contracts	14,746	(13,614)	(126,696)	(463,847)
	18,216,254	12,299,389	44,253,432	(418,169,767)
Net realized and unrealized gain (loss)	35,552,108	12,784,696	55,562,665	(169,756,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,095,231	$14,795,530	$66,481,931	$(114,768,936)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
43
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2024

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF
INVESTMENT INCOME
Dividends—unaffiliated	$7,220,002	$32,640,249	$6,406,131	$3,720,969
Dividends—affiliated	72,278	177,217	43,176	7,209
Interest—unaffiliated	4,039	17,549	4,092	1,748
Securities lending income—affiliated—net	12,196	18,085	5,306	1,323
Other income—unaffiliated	—	321,349	11,880	1,624
Foreign taxes withheld	(513,179)	(1,187,742)	(392,808)	(163,535)
Foreign withholding tax claims	216,287	1,373,297	183,252	—
IRS compliance fee for foreign withholding tax claims	(2,395)	—	(40,320)	—
Total investment income	7,009,228	33,360,004	6,220,709	3,569,338
EXPENSES
Investment advisory	764,301	8,050,999	1,276,387	494,337
Professional	26,859	169,492	19,530	1,159
Commitment costs	352	—	81	260
Interest expense	192	—	—	—
Total expenses	791,704	8,220,491	1,295,998	495,756
Net investment income	6,217,524	25,139,513	4,924,711	3,073,582
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(408,766)	(73,563,221)	(6,219,124)	(906,972)
Investments—affiliated	(3,177)	10,807	5	(94)
Foreign currency transactions	11,646	6,533	(9,385)	(22,765)
Futures contracts	143,929	567,816	64,947	82,641
In-kind redemptions—unaffiliated(a)	4,325,298	56,606,811	—	1,194,459
In-kind redemptions—affiliated(a)	(47,006)	—	—	—
	4,021,924	(16,371,254)	(6,163,557)	347,269
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	29,158,580	233,248,672	60,398,419	9,422,649
Investments—affiliated	616,729	4,912	504	345
Foreign currency translations	51,047	315,030	15,741	35,234
Futures contracts	(73,118)	(396,482)	50,528	(18,421)
	29,753,238	233,172,132	60,465,192	9,439,807
Net realized and unrealized gain	33,775,162	216,800,878	54,301,635	9,787,076
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,992,686	$241,940,391	$59,226,346	$12,860,658
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
44

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2024

	iShares Global Tech ETF	iShares Global Utilities ETF
INVESTMENT INCOME
Dividends—unaffiliated	$22,085,338	$2,685,379
Dividends—affiliated	277,347	23,697
Interest—unaffiliated	30,043	1,327
Securities lending income—affiliated—net	30,296	14
Non-cash dividends—unaffiliated	—	173,524
Other income—unaffiliated	4,851	—
Foreign taxes withheld	(1,369,777)	(106,821)
Foreign withholding tax claims	44,209	—
IRS compliance fee for foreign withholding tax claims	—	(22,298)
Total investment income	21,102,307	2,754,822
EXPENSES
Investment advisory	9,544,898	266,027
Commitment costs	8,768	24
Professional	7,306	—
Total expenses	9,560,972	266,051
Net investment income	11,541,335	2,488,771
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	81,213,682	(1,532,507)
Investments—affiliated	27,991	(318)
Foreign currency transactions	23,235	7,092
Futures contracts	686,947	64,382
In-kind redemptions—unaffiliated(a)	142,095,252	697,363
	224,047,107	(763,988)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	227,760,875	24,969,827
Investments—affiliated	2,818	—
Foreign currency translations	68,066	1,042
Futures contracts	243,994	(1,475)
	228,075,753	24,969,394
Net realized and unrealized gain	452,122,860	24,205,406
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$463,664,195	$26,694,177
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
45
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,543,123	$3,354,418	$2,010,834	$3,380,112
Net realized gain	17,335,854	23,594,252	485,307	13,590,687
Net change in unrealized appreciation (depreciation)	18,216,254	53,662,779	12,299,389	28,205,623
Net increase in net assets resulting from operations	38,095,231	80,611,449	14,795,530	45,176,422
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,851,327)(b)	(4,000,936)	(2,048,261)(b)	(3,556,029)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	71,242,082	(59,473,162)	(32,409,844)	(77,966,973)
NET ASSETS
Total increase (decrease) in net assets	107,485,986	17,137,351	(19,662,575)	(36,346,580)
Beginning of period	273,677,516	256,540,165	268,570,070	304,916,650
End of period	$381,163,502	$273,677,516	$248,907,495	$268,570,070

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
46

Statements of Changes in Net Assets(continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,919,266	$30,082,704	$54,987,841	$92,734,927
Net realized gain	11,309,233	41,125,516	248,412,990	41,031,356
Net change in unrealized appreciation (depreciation)	44,253,432	(96,265,428)	(418,169,767)	243,453,311
Net increase (decrease) in net assets resulting from operations	66,481,931	(25,057,208)	(114,768,936)	377,219,594
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,295,524)(b)	(32,801,353)	(57,360,794)(b)	(82,209,822)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(177,007,215)	(609,074,187)	(1,129,567,575)	1,266,449,394
NET ASSETS
Total increase (decrease) in net assets	(119,820,808)	(666,932,748)	(1,301,697,305)	1,561,459,166
Beginning of period	869,746,358	1,536,679,106	3,360,235,305	1,798,776,139
End of period	$749,925,550	$869,746,358	$2,058,538,000	$3,360,235,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
47
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,217,524	$10,780,122	$25,139,513	$55,633,065
Net realized gain (loss)	4,021,924	(6,971,831)	(16,371,254)	268,429,184
Net change in unrealized appreciation (depreciation)	29,753,238	99,457,156	233,172,132	176,777,034
Net increase in net assets resulting from operations	39,992,686	103,265,447	241,940,391	500,839,283
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,570,373)(b)	(11,930,274)	(28,842,571)(b)	(56,672,611)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(20,571,244)	(113,797,848)	(34,815,181)	(417,062,357)
NET ASSETS
Total increase (decrease) in net assets	12,851,069	(22,462,675)	178,282,639	27,104,315
Beginning of period	402,912,054	425,374,729	4,110,360,192	4,083,255,877
End of period	$415,763,123	$402,912,054	$4,288,642,831	$4,110,360,192

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
48

Statements of Changes in Net Assets(continued)

	iShares Global Industrials ETF		iShares Global Materials ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,924,711	$6,918,914	$3,073,582	$7,763,376
Net realized gain (loss)	(6,163,557)	29,825,052	347,269	(4,949,670)
Net change in unrealized appreciation (depreciation)	60,465,192	74,686,942	9,439,807	21,468,944
Net increase in net assets resulting from operations	59,226,346	111,430,908	12,860,658	24,282,650
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,814,775)(b)	(7,992,250)	(3,373,219)(b)	(8,736,928)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	200,118,455	131,179,158	(21,883,297)	(107,132,459)
NET ASSETS
Total increase (decrease) in net assets	254,530,026	234,617,816	(12,395,858)	(91,586,737)
Beginning of period	571,575,996	336,958,180	259,583,447	351,170,184
End of period	$826,106,022	$571,575,996	$247,187,589	$259,583,447

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
49
2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global Tech ETF		iShares Global Utilities ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,541,335	$22,334,525	$2,488,771	$4,785,907
Net realized gain (loss)	224,047,107	315,883,453	(763,988)	(2,322,582)
Net change in unrealized appreciation (depreciation)	228,075,753	915,415,208	24,969,394	(2,190,208)
Net increase in net assets resulting from operations	463,664,195	1,253,633,186	26,694,177	273,117
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,660,134)(b)	(22,141,169)	(2,127,180)(b)	(4,697,007)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	161,880,337	196,876,690	10,304,259	(7,699,045)
NET ASSETS
Total increase (decrease) in net assets	615,884,398	1,428,368,707	34,871,256	(12,122,935)
Beginning of period	4,605,984,878	3,177,616,171	124,033,449	136,156,384
End of period	$5,221,869,276	$4,605,984,878	$158,904,705	$124,033,449

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
50

Financial Highlights
(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$84.21	$64.14	$73.93	$80.09	$51.81	$56.22
Net investment income(a)	0.64	0.83 (b)	0.71 (b)	0.74 (b)	0.66	0.78
Net realized and unrealized gain (loss)(c)	9.71	20.17	(9.72)	(5.42)	28.33	(3.85)
Net increase (decrease) from investment operations	10.35	21.00	(9.01)	(4.68)	28.99	(3.07)
Distributions from net investment income(d)	(0.45)(e)	(0.93)	(0.78)	(1.48)	(0.71)	(1.34)
Net asset value, end of period	$94.11	$84.21	$64.14	$73.93	$80.09	$51.81
Total Return(f)
Based on net asset value	12.33%(g)	33.04%(b)	(12.16)%(b)	(6.03)%(b)	56.20%	(5.70)%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.41%	0.42%	0.43%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.41%	0.41%	0.41%	N/A	N/A
Net investment income	1.46%(i)	1.17%(b)	1.18%(b)	0.89%(b)	0.96%	1.34%
Supplemental Data
Net assets, end of period (000)	$381,164	$273,678	$256,540	$240,270	$320,380	$225,363
Portfolio turnover rate(j)	12%	19%	14%	18%	13%	24%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31,
2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by$0.01, $0.03 and $0.10.
• Total return by 0.02%, 0.05% and 0.15%.
• Ratio of net investment income to average net assets by 0.01%, 0.06% and 0.12%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
51
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$167.86	$145.20	$156.03	$162.55	$95.12	$113.27
Net investment income(a)	1.32 (b)	1.63 (b)	1.58 (b)	1.02 (b)	1.06	1.75
Net realized and unrealized gain (loss)(c)	9.98	22.62	(11.15)	(5.95)	67.38	(18.03)
Net increase (decrease) from investment operations	11.30	24.25	(9.57)	(4.93)	68.44	(16.28)
Distributions from net investment income(d)	(1.37)(e)	(1.59)	(1.26)	(1.59)	(1.01)	(1.87)
Net asset value, end of period	$177.79	$167.86	$145.20	$156.03	$162.55	$95.12
Total Return(f)
Based on net asset value	6.82%(b)(g)	16.82%(b)	(6.12)%(b)	(3.13)%(b)	72.21%	(14.71)%(h)
Ratios to Average Net Assets(i)
Total expenses	0.40%(j)	0.41%	0.41%	0.40%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(j)	N/A	N/A	N/A	N/A	N/A
Net investment income	1.62%(b)(j)	1.07%(b)	1.17%(b)	0.60%(b)	0.75%	1.47%
Supplemental Data
Net assets, end of period (000)	$248,907	$268,570	$304,917	$358,865	$430,745	$156,949
Portfolio turnover rate(k)	5%	13%	17%	12%	34%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and years ended March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.03, $0.02, $0.01 and $0.03.
• Total return by 0.02%, 0.02%, 0.00% and 0.02%.
• Ratio of net investment income to average net assets by 0.04%, 0.01%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
52

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$61.03	$61.84	$62.11	$58.11	$47.96	$51.67
Net investment income(a)	0.83 (b)	1.51	1.29 (b)	1.37	1.34	1.18
Net realized and unrealized gain (loss)(c)	4.58	(0.55)	(0.38)	4.09	10.17	(3.69)
Net increase (decrease) from investment operations	5.41	0.96	0.91	5.46	11.51	(2.51)
Distributions from net investment income(d)	(0.66)(e)	(1.77)	(1.18)	(1.46)	(1.36)	(1.20)
Net asset value, end of period	$65.78	$61.03	$61.84	$62.11	$58.11	$47.96
Total Return(f)
Based on net asset value	8.94%(b)(g)	1.72%	1.56%(b)	9.42%	24.21%	(5.10)%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.41%	0.41%	0.40%	0.43%	0.46%
Net investment income	2.67%(b)(i)	2.50%	2.18%(b)	2.22%	2.46%	2.21%
Supplemental Data
Net assets, end of period (000)	$749,926	$869,746	$1,536,679	$1,021,775	$525,907	$683,380
Portfolio turnover rate(j)	4%	11%	13%	8%	7%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and year ended March 31, 2023 respectively:
• Net investment income per share by $0.01 and $0.00.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.04% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
53
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$42.91	$37.71	$36.12	$24.63	$17.06	$33.70
Net investment income(a)	0.86 (b)	1.55	1.89 (b)	1.22	0.94	1.13
Net realized and unrealized gain (loss)(c)	(2.39)	5.00	1.56	11.37	7.62	(15.61)
Net increase (decrease) from investment operations	(1.53)	6.55	3.45	12.59	8.56	(14.48)
Distributions from net investment income(d)	(0.90)(e)	(1.35)	(1.86)	(1.10)	(0.99)	(2.16)
Net asset value, end of period	$40.48	$42.91	$37.71	$36.12	$24.63	$17.06
Total Return(f)
Based on net asset value	(3.61)%(b)(g)	17.88%	9.39%(b)	52.61%	51.36%	(45.73)%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.41%	0.44%	0.40%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(i)	0.41%	0.41%	N/A	N/A	N/A
Net investment income	4.06%(b)(i)	3.95%	5.03%(b)	4.33%	4.65%	3.78%
Supplemental Data
Net assets, end of period (000)	$2,058,538	$3,360,235	$1,798,776	$2,280,843	$1,308,021	$616,818
Portfolio turnover rate(j)	3%	7%	10%	6%	5%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and year ended March 31, 2023:
• Net investment income per share by $0.01 and $0.07.
• Total return by 0.03% and 0.24%.
• Ratio of net investment income to average net assets by 0.05% and 0.18%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
54

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$86.65	$69.17	$79.60	$73.29	$47.23	$61.61
Net investment income(a)	1.41 (b)	1.93 (b)	2.19 (b)	1.65 (b)	1.36	1.71
Net realized and unrealized gain (loss)(c)	7.89	17.61	(10.01)	6.01	26.09	(14.12)
Net increase (decrease) from investment operations	9.30	19.54	(7.82)	7.66	27.45	(12.41)
Distributions from net investment income(d)	(1.46)(e)	(2.06)	(2.61)	(1.35)	(1.39)	(1.97)
Net asset value, end of period	$94.49	$86.65	$69.17	$79.60	$73.29	$47.23
Total Return(f)
Based on net asset value	10.94%(b)(g)	28.85%(b)	(9.86)%(b)(h)	10.48%(b)	58.99%	(20.99)%(i)
Ratios to Average Net Assets(j)
Total expenses	0.40%(k)(l)	0.41%	0.42%	0.40%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(k)	0.41%	0.41%	0.40%	0.43%	N/A
Net investment income	3.21%(b)(k)	2.61%(b)	3.12%(b)	2.07%(b)	2.28%	2.66%
Supplemental Data
Net assets, end of period (000)	$415,763	$402,912	$425,375	$1,162,145	$472,743	$203,073
Portfolio turnover rate(m)	4%	5%	13%	12%	4%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and years ended March 31, 2024,March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.04,  $0.01, $0.03 and $0.01.
• Total return by 0.06%, 0.01%, 0.06% and 0.02%.
• Ratio of net investment income to average net assets by 0.10%, 0.01%, 0.04% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (9.92)% for the year ended March 31, 2023.

(i) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(j) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k) Annualized.
(l) Professional fees and interest expense were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.41%.
(m) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
55
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$93.10	$83.42	$87.41	$76.96	$60.95	$61.13
Net investment income(a)	0.58 (b)	1.18 (b)	1.11 (b)	1.07	1.02	0.96
Net realized and unrealized gain (loss)(c)	5.13	9.70	(4.11)	10.39	15.96	(0.16)
Net increase (decrease) from investment operations	5.71	10.88	(3.00)	11.46	16.98	0.80
Distributions from net investment income(d)	(0.67)(e)	(1.20)	(0.99)	(1.01)	(0.97)	(0.98)
Net asset value, end of period	$98.14	$93.10	$83.42	$87.41	$76.96	$60.95
Total Return(f)
Based on net asset value	6.17%(b)(g)	13.22%(b)	(3.44)%(b)	14.94%	28.03%	1.23%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.41%	0.42%	0.40%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(i)	0.41%	0.41%	N/A	N/A	N/A
Net investment income	1.23%(b)(i)	1.38%(b)	1.34%(b)	1.27%	1.41%	1.52%
Supplemental Data
Net assets, end of period (000)	$4,288,643	$4,110,360	$4,083,256	$3,492,005	$2,705,201	$1,947,392
Portfolio turnover rate(j)	3%	3%	3%	4%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and years ended March 31, 2024 and March 31, 2023 respectively:
• Net investment income per share by $0.03 and $0.00 and $0.01.
• Total return by 0.03% and  0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.06% and 0.01% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
56

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$139.41	$114.22	$115.84	$115.74	$71.50	$88.88
Net investment income(a)	1.06 (b)	1.80	1.77 (b)	1.53 (b)	1.32	1.61
Net realized and unrealized gain (loss)(c)	9.53	25.73	(1.65)	0.32	44.27	(17.32)
Net increase (decrease) from investment operations	10.59	27.53	0.12	1.85	45.59	(15.71)
Distributions from net investment income(d)	(1.15)(e)	(2.34)	(1.74)	(1.75)	(1.35)	(1.67)
Net asset value, end of period	$148.85	$139.41	$114.22	$115.84	$115.74	$71.50
Total Return(f)
Based on net asset value	7.70%(b)(g)	24.45%	0.22%(b)	1.54%(b)	64.27%	(18.08)%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.41%	0.42%	0.41%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(i)	0.41%	0.41%	0.40%	0.43%	N/A
Net investment income	1.52%(b)(i)	1.49%	1.69%(b)	1.27%(b)	1.34%	1.75%
Supplemental Data
Net assets, end of period (000)	$826,106	$571,576	$336,958	$376,481	$422,466	$146,580
Portfolio turnover rate(j)	2%	9%	9%	7%	8%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,
2024 and  years ended March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.04, $0.02 and $0.05.
• Total return by 0.02%, 0.01% and 0.05%.
• Ratio of net investment income to average net assets by 0.05%, 0.01% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
57
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$89.51	$83.61	$93.81	$86.59	$49.67	$64.22
Net investment income(a)	1.08	2.29 (b)	2.60 (b)	3.16 (b)	2.07	1.54
Net realized and unrealized gain (loss)(c)	3.85	6.16	(9.00)	7.23	35.84	(13.63)
Net increase (decrease) from investment operations	4.93	8.45	(6.40)	10.39	37.91	(12.09)
Distributions from net investment income(d)	(1.16)(e)	(2.55)	(3.80)	(3.17)	(0.99)	(2.46)
Net asset value, end of period	$93.28	$89.51	$83.61	$93.81	$86.59	$49.67
Total Return(f)
Based on net asset value	5.61%(g)	10.40%(b)	(6.77)%(b)	12.19%(b)	76.78%	(19.66)%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)(j)	0.42%	0.41%	0.40%	0.43%	0.45%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(i)	0.41%	0.41%	0.40%	N/A	N/A
Net investment income	2.45%(i)	2.79%(b)	3.20%(b)	3.48%(b)	2.76%	2.43%
Supplemental Data
Net assets, end of period (000)	$247,188	$259,583	$351,170	$727,028	$722,999	$129,132
Portfolio turnover rate(k)	5%	5%	9%	6%	4%	12%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2024,
March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.05, $0.00 and $0.01.
• Total return by 0.07%, 0.01% and (0.01%).
• Ratio of net investment income to average net assets by 0.06%, 0.00% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.40%.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
58

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22(a)	Year Ended 03/31/21(a)	Year Ended 03/31/20(a)
Net asset value, beginning of period	$74.96	$54.36	$57.86	$51.13	$30.49	$28.48
Net investment income(b)	0.19	0.38	0.37 (c)	0.29 (c)	0.33	0.38
Net realized and unrealized gain (loss)(d)	7.63	20.60	(3.51)	6.81	20.62	2.00
Net increase (decrease) from investment operations	7.82	20.98	(3.14)	7.10	20.95	2.38
Distributions from net investment income(e)	(0.16)(f)	(0.38)	(0.36)	(0.37)	(0.31)	(0.37)
Net asset value, end of period	$82.62	$74.96	$54.36	$57.86	$51.13	$30.49
Total Return(g)
Based on net asset value	10.45%(h)	38.70%	(5.34)%(c)	13.89%(c)	68.97%	8.33%
Ratios to Average Net Assets(i)
Total expenses	0.39%(j)	0.41%	0.41%	0.40%	0.43%	0.46%
Net investment income	0.48%(j)	0.59%	0.77%(c)	0.50%(c)	0.75%	1.21%
Supplemental Data
Net assets, end of period (000)	$5,221,869	$4,605,985	$3,177,616	$5,001,963	$5,046,541	$2,752,872
Portfolio turnover rate(k)	21%	11%	12%	7%	4%	7%
(a) Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023 and March 31,2022 respectively:
• Net investment income per share by $0.00 and $0.00.
• Total return by 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.00% and 0.00%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
59
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$59.06	$60.51	$65.60	$60.51	$50.71	$54.08
Net investment income(a)	1.17	2.13 (b)	1.86 (b)	1.81	1.71	1.62
Net realized and unrealized gain (loss)(c)	11.38	(1.49)	(5.06)	5.08	9.68	(2.98)
Net increase (decrease) from investment operations	12.55	0.64	(3.20)	6.89	11.39	(1.36)
Distributions from net investment income(d)	(0.99)(e)	(2.09)	(1.89)	(1.80)	(1.59)	(2.01)
Net asset value, end of period	$70.62	$59.06	$60.51	$65.60	$60.51	$50.71
Total Return(f)
Based on net asset value	21.50%(g)	1.15%(b)	(4.93)%(b)	11.59%	22.70%	(2.84)%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.50%	0.43%	0.42%	0.43%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.41%	0.41%	N/A	N/A	N/A
Net investment income	3.69%(i)	3.67%(b)	3.06%(b)	2.91%	3.03%	2.87%
Supplemental Data
Net assets, end of period (000)	$158,905	$124,033	$136,156	$180,402	$151,268	$152,123
Portfolio turnover rate(j)	4%	6%	9%	9%	7%	6%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2024 and March 31, 2023 respectively:
• Net investment income per share by $0.31 and $0.06.
• Total return by 0.56% and 0.12%.
• Ratio of net investment income to average net assets by 0.53% and 0.11%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
60

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
61
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements
62

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Comm Services
Barclays Bank PLC	$2,782,551	$(2,782,551)	$—	$—
Citigroup Global Markets Inc.	2,228,026	(2,228,026)	—	—
	$5,010,577	$(5,010,577)	$—	$—
Global Consumer Discretionary
Morgan Stanley & Co. LLC	$940,755	$(940,755)	$—	$—
Global Consumer Staples
Jefferies LLC	$4,643,125	$(4,643,125)	$—	$—
Global Financials
HSBC BANK PLC	$16,954,242	$(16,954,242)	$—	$—
Global Healthcare
Citigroup Global Markets, Inc.	$10,499,260	$(10,499,260)	$—	$—
Goldman Sachs & Co. LLC	1,736,056	(1,736,056)	—	—
HSBC Bank PLC	8,346,267	(8,346,267)	—	—
	$20,581,583	$(20,581,583)	$—	$—
63
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Industrials
Barclays Bank PLC	$686,674	$(686,674)	$—	$—
J.P. Morgan Securities LLC	394,634	(394,634)	—	—
Morgan Stanley	4,111,848	(4,111,848)	—	—
UBS AG	135,540	(135,540)	—	—
	$5,328,696	$(5,328,696)	$—	$—
Global Materials
State Street Bank & Trust Co.	$592,815	$(592,815)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
Notes to Financial Statements
64

Notes to Financial Statements (unaudited) (continued)
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF and iShares Global Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Global Comm Services	$285
Global Consumer Discretionary	104
Global Consumer Staples	321
Global Energy	2,346
Global Financials	5,164
Global Healthcare	7,326
Global Industrials	1,633
Global Materials	401
Global Tech	12,801
Global Utilities	6
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Comm Services	$19,136,630	$1,741,177	$(342,648)
Global Consumer Discretionary	5,058,877	3,761,329	(1,344,650)
Global Consumer Staples	6,407,005	7,301,671	1,352,616
Global Energy	3,962,093	10,278,385	(1,281,541)
Global Financials	2,212,489	917,906	(278,425)
Global Healthcare	25,295,752	22,161,070	(20,234,075)
Global Industrials	1,176,176	2,939,997	(1,710,169)
Global Materials	1,797,756	125,694	(27,254)
Global Tech	337,048,411	61,269,896	1,567,317
Global Utilities	2,466,570	28,866	2,003
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2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Global Comm Services	$53,483,559	$41,877,235
Global Consumer Discretionary	11,700,459	12,187,971
Global Consumer Staples	34,239,537	34,856,655
Global Energy	93,522,750	136,182,104
Global Financials	14,016,975	15,139,958
Global Healthcare	120,970,591	103,759,451
Global Industrials	16,763,889	12,454,258
Global Materials	13,162,694	13,032,410
Global Tech	1,063,866,665	1,035,381,738
Global Utilities	6,719,216	5,985,300
For the six months ended September 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$133,214,388	$73,144,963
Global Consumer Discretionary	—	31,661,729
Global Consumer Staples	6,434,866	180,078,261
Global Energy	186,315,701	1,271,744,838
Global Financials	21,483,205	40,726,494
Global Healthcare	82,783,315	140,426,711
Global Industrials	194,920,460	—
Global Materials	—	21,336,477
Global Tech	374,986,198	234,374,351
Global Utilities	18,683,950	8,821,576
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Global Comm Services	$(122,072,728)
Global Consumer Discretionary	(46,965,589)
Global Consumer Staples	(58,392,497)
Global Energy	(235,409,446)
Global Financials	(148,338,533)
Global Healthcare	(114,758,921)
Global Industrials	(37,292,584)
Global Materials	(100,357,533)
Global Tech	(77,794,979)
Global Utilities	(47,985,762)
Notes to Financial Statements
66

Notes to Financial Statements (unaudited) (continued)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$346,130,597	$61,779,175	$(22,126,416)	$39,652,759
Global Consumer Discretionary	251,343,374	35,235,744	(37,123,165)	(1,887,421)
Global Consumer Staples	749,572,510	84,039,093	(82,985,859)	1,053,234
Global Energy	2,139,398,474	91,804,281	(180,103,933)	(88,299,652)
Global Financials	370,474,174	79,496,363	(19,231,978)	60,264,385
Global Healthcare	3,429,070,075	1,118,387,425	(247,926,419)	870,461,006
Global Industrials	712,862,961	143,683,390	(27,594,648)	116,088,742
Global Materials	263,081,208	27,205,561	(43,737,965)	(16,532,404)
Global Tech	3,450,158,880	1,836,735,488	(69,777,654)	1,766,957,834
Global Utilities	155,756,301	19,290,329	(15,733,797)	3,556,532
9. LINE OF CREDIT
The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the
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2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
68

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Global Comm Services
Shares sold	1,650,000	$146,000,301	1,050,000	$70,803,943
Shares redeemed	(850,000)	(74,758,219)	(1,800,000)	(130,277,105)
	800,000	$71,242,082	(750,000)	$(59,473,162)
Global Consumer Discretionary
Shares sold	—	$1,786	500,000	$75,030,094
Shares redeemed	(200,000)	(32,411,630)	(1,000,000)	(152,997,067)
	(200,000)	$(32,409,844)	(500,000)	$(77,966,973)
Global Consumer Staples
Shares sold	100,000	$6,563,635	1,550,000	$95,917,046
Shares redeemed	(2,950,000)	(183,570,850)	(12,150,000)	(704,991,233)
	(2,850,000)	$(177,007,215)	(10,600,000)	$(609,074,187)
Global Energy
Shares sold	4,650,000	$200,719,889	35,850,000	$1,467,497,318
Shares redeemed	(32,100,000)	(1,330,287,464)	(5,250,000)	(201,047,924)
	(27,450,000)	$(1,129,567,575)	30,600,000	$1,266,449,394
Global Financials
Shares sold	250,000	$22,616,248	150,000	$10,829,795
Shares redeemed	(500,000)	(43,187,492)	(1,650,000)	(124,627,643)
	(250,000)	$(20,571,244)	(1,500,000)	$(113,797,848)
Global Healthcare
Shares sold	1,100,000	$107,339,018	4,350,000	$370,453,969
Shares redeemed	(1,550,000)	(142,154,199)	(9,150,000)	(787,516,326)
	(450,000)	$(34,815,181)	(4,800,000)	$(417,062,357)
Global Industrials
Shares sold	1,450,000	$200,118,455	3,400,000	$397,639,289
Shares redeemed	—	—	(2,250,000)	(266,460,131)
	1,450,000	$200,118,455	1,150,000	$131,179,158
Global Materials
Shares sold	—	$332	—	$11,870
Shares redeemed	(250,000)	(21,883,629)	(1,300,000)	(107,144,329)
	(250,000)	$(21,883,297)	(1,300,000)	$(107,132,459)
Global Tech
Shares sold	5,250,000	$425,796,585	11,000,000	$731,982,412
Shares redeemed	(3,500,000)	(263,916,248)	(8,000,000)	(535,105,722)
	1,750,000	$161,880,337	3,000,000	$196,876,690
Global Utilities
Shares sold	300,000	$19,350,545	250,000	$14,846,670
Shares redeemed	(150,000)	(9,046,286)	(400,000)	(22,545,715)
	150,000	$10,304,259	(150,000)	$(7,699,045)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
69
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of September 30, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The iShares Global Comm Services ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF and iShares Global Utilities ETF are seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes.The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
70

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
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2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
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Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
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Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Global Utilities ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
Board Review and Approval of Investment Advisory Contract
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Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
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Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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76

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
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September 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Asia 50 ETF | AIA | NASDAQ
• iShares Blockchain and Tech ETF | IBLC | NYSE Arca
• iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
• iShares Europe ETF | IEV | NYSE Arca
• iShares Future AI & Tech ETF | ARTY | NYSE Arca
• iShares Future Metaverse Tech and Communications ETF | IVRS | NYSE Arca
• iShares India 50 ETF | INDY | NASDAQ
• iShares International Developed Small Cap Value Factor ETF | ISVL | Cboe BZX
• iShares International Dividend Growth ETF | IGRO | Cboe BZX
• iShares Latin America 40 ETF | ILF | NYSE Arca

Schedule of Investments (unaudited)
September 30, 2024
iShares® Asia 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 38.8%
Alibaba Group Holding Ltd., Class A	7,424,400	$98,661,197
ANTA Sports Products Ltd.	544,000	6,439,783
Baidu Inc., Class A(a)	1,042,900	13,711,635
Bank of China Ltd., Class H	38,243,000	17,859,471
BYD Co. Ltd., Class H	460,000	16,411,849
China Construction Bank Corp., Class H	45,004,960	33,560,176
China Merchants Bank Co. Ltd., Class H	1,511,500	7,324,524
China Petroleum & Chemical Corp., Class H	11,130,000	6,843,765
Industrial & Commercial Bank of China Ltd., Class H	33,644,115	19,825,383
JD.com Inc., Class A	1,304,400	26,163,483
Kuaishou Technology(a)(b)	1,284,200	8,824,085
Li Auto Inc., Class A(a)	581,600	7,478,756
Meituan, Class B(a)(b)	2,516,380	53,436,270
NetEase Inc.	795,800	14,865,310
PetroChina Co. Ltd., Class H	9,660,000	7,792,448
Ping An Insurance Group Co. of China Ltd., Class H	2,895,000	18,179,234
Tencent Holdings Ltd.	2,859,800	159,018,721
Trip.com Group Ltd.(a)	252,850	15,213,603
Xiaomi Corp., Class B(a)(b)	6,531,400	18,396,950
		550,006,643
Hong Kong — 6.7%
AIA Group Ltd.	5,051,000	44,109,663
CK Hutchison Holdings Ltd.	1,226,148	6,951,907
Hong Kong Exchanges & Clearing Ltd.	545,100	22,267,527
Link REIT	1,178,360	5,874,431
Sun Hung Kai Properties Ltd.	689,000	7,465,213
Techtronic Industries Co. Ltd.	595,000	8,882,411
		95,551,152
Singapore — 4.6%
DBS Group Holdings Ltd.	924,160	27,368,363
Oversea-Chinese Banking Corp. Ltd.	1,751,274	20,500,358
United Overseas Bank Ltd.	701,700	17,515,812
		65,384,533
South Korea — 15.8%
Celltrion Inc.	65,505	9,753,223
Hyundai Motor Co.	63,209	11,772,203
KB Financial Group Inc.	172,621	10,651,105
Kia Corp.	115,205	8,772,374
LG Chem Ltd.	21,630	5,870,981
LG Energy Solution Ltd.(a)(c)	19,263	6,077,132
NAVER Corp.	69,075	8,897,215
POSCO Holdings Inc.	34,809	10,218,891
Samsung Electronics Co. Ltd.	2,209,246	103,257,457
Samsung SDI Co. Ltd.	23,586	6,810,110
Shinhan Financial Group Co. Ltd.	232,959	9,880,382
SK Hynix Inc.	245,922	32,913,406
		224,874,479
Taiwan — 29.9%
Cathay Financial Holding Co. Ltd.	4,419,235	9,279,268
Chunghwa Telecom Co. Ltd.	1,736,551	6,873,651
Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	8,973,359	$9,768,140
Delta Electronics Inc.	879,000	10,487,400
Fubon Financial Holding Co. Ltd.	4,062,419	11,565,559
Hon Hai Precision Industry Co. Ltd.	5,508,052	32,430,643
MediaTek Inc.	731,112	26,945,519
Quanta Computer Inc.	1,271,000	10,592,806
Taiwan Semiconductor Manufacturing Co. Ltd.	9,844,343	296,847,560
United Microelectronics Corp.	5,297,000	8,927,913
		423,718,459
Total Common Stocks — 95.8% (Cost: $1,130,505,835)		1,359,535,266
Preferred Stocks
South Korea — 1.3%
Hyundai Motor Co.
Preference Shares, NVS	9,826	1,278,152
Series 2, Preference Shares, NVS	16,354	2,198,525
Samsung Electronics Co. Ltd., Preference Shares, NVS	374,996	14,563,679
		18,040,356
Total Preferred Stocks — 1.3% (Cost: $15,920,414)		18,040,356
Total Long-Term Investments — 97.1% (Cost: $1,146,426,249)		1,377,575,622
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	3,328,267	3,331,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	1,440,000	1,440,000
Total Short-Term Securities — 0.3% (Cost: $4,769,382)		4,771,262
Total Investments — 97.4% (Cost: $1,151,195,631)		1,382,346,884
Other Assets Less Liabilities — 2.6%		36,645,432
Net Assets — 100.0%		$1,418,992,316

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Asia 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,133,425	$196,999 (a)	$—	$(460)	$1,298	$3,331,262	3,328,267	$6,551 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	640,000 (a)	—	—	—	1,440,000	1,440,000	18,688	—
				$(460)	$1,298	$4,771,262		$25,239	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	310	10/30/24	$23,059	$(97,822)
MSCI China Index	613	12/20/24	16,381	(148,785)
MSCI Emerging Markets Index	42	12/20/24	2,463	(10,786)
				$(257,393)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$257,393	$—	$—	$—	$257,393

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(58,841)	$—	$—	$—	$(58,841)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(235,992)	$—	$—	$—	$(235,992)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Asia 50 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$24,884,881
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,359,535,266	$—	$1,359,535,266
Preferred Stocks	—	18,040,356	—	18,040,356
Short-Term Securities
Money Market Funds	4,771,262	—	—	4,771,262
	$4,771,262	$1,377,575,622	$—	$1,382,346,884
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(10,786)	$(246,607)	$—	$(257,393)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Blockchain and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 15.1%
Allfunds Group PLC	2,597	$15,982
Bitcoin Group SE	2,041	119,579
Coinbase Global Inc., Class A(a)	17,590	3,134,010
Galaxy Digital Holdings Ltd.(a)	47,616	611,197
Robinhood Markets Inc., Class A(a)	3,770	88,293
SBI Holdings Inc.	1,800	41,657
Voyager Digital Ltd.(a)(b)	57,043	1
		4,010,719
Financial Services — 6.2%
Block Inc.(a)	3,502	235,089
Mastercard Inc., Class A	1,813	895,259
PayPal Holdings Inc.(a)	6,548	510,941
		1,641,289
Insurance — 0.2%
Poste Italiane SpA(c)	2,956	41,512
Interactive Media & Services — 4.0%
LY Corp.	17,100	49,843
Tencent Holdings Ltd.	18,100	1,006,448
		1,056,291
IT Services — 16.5%
Applied Digital Corp., NVS(a)	112,149	925,229
Core Scientific Inc.(a)(d)	202,844	2,405,730
DXC Technology Co.(a)(d)	1,145	23,759
International Business Machines Corp.	4,304	951,528
NTT Data Group Corp.	3,800	68,391
		4,374,637
Media — 0.2%
Fox Corp., Class A, NVS	1,430	60,532
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices Inc.(a)	6,430	1,055,034
Cambricon Technologies Corp. Ltd., Class A(a)	1,247	51,322
Nvidia Corp.	8,400	1,020,096
		2,126,452
Software — 48.4%
Bit Digital Inc.(a)(d)	146,034	512,579
Bitdeer Technologies Group, Class A, NVS(a)(d)	34,616	271,043
Bitfarms Ltd./Canada(a)(d)	345,362	728,714
Cipher Mining Inc.(a)(d)	205,538	795,432
Cleanspark Inc.(a)(d)	238,297	2,225,694
Security	Shares	Value
Software (continued)
Hive Digital Technologies Ltd., NVS(a)(d)	117,203	$366,845
Hut 8 Corp., NVS(a)(d)	80,174	982,933
Iris Energy Ltd.(a)(d)	150,926	1,273,816
MARA Holdings Inc.(a)(d)	193,861	3,144,425
Northern Data AG(a)	6,041	172,234
Riot Platforms Inc.(a)(d)	152,345	1,130,400
Terawulf Inc.(a)(d)	260,932	1,221,162
		12,825,277
Technology Hardware, Storage & Peripherals — 1.1%
Canaan Inc., ADR(a)	279,262	282,055
Wireless Telecommunication Services — 0.1%
PLDT Inc.	545	14,468
Total Long-Term Investments — 99.8% (Cost: $20,632,950)		26,433,232
Short-Term Securities
Money Market Funds — 43.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	11,577,479	11,587,899
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(e)(f)	30,000	30,000
Total Short-Term Securities — 43.9% (Cost: $11,613,551)		11,617,899
Total Investments — 143.7% (Cost: $32,246,501)		38,051,131
Liabilities in Excess of Other Assets — (43.7)%		(11,578,652)
Net Assets — 100.0%		$26,472,479

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Blockchain and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,894,621	$8,689,026 (a)	$—	$453	$3,799	$11,587,899	11,577,479	$35,606 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000 (a)	—	—	—	30,000	30,000	515	—
				$453	$3,799	$11,617,899		$36,121	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	12/20/24	$22	$(112)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$112	$—	$—	$—	$112

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,222	$—	$—	$—	$1,222
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(112)	$—	$—	$—	$(112)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$16,409
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Blockchain and Tech ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$24,851,795	$1,581,436	$1	$26,433,232
Short-Term Securities
Money Market Funds	11,617,899	—	—	11,617,899
	$36,469,694	$1,581,436	$1	$38,051,131
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(112)	$—	$—	$(112)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
iShares® Emerging Markets Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 20.2%
CCR SA	107,059	$237,791
Centrais Eletricas Brasileiras SA, ADR	70,760	511,595
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	35,526	587,600
Cia Paranaense de Energia - Copel, ADR	20,193	150,236
Ultrapar Participacoes SA, ADR	98,440	381,947
		1,869,169
China — 36.9%
Beijing Capital International Airport Co. Ltd., Class H(a)	204,000	75,387
CGN Power Co. Ltd., Class H(b)	866,000	332,648
China Gas Holdings Ltd.	206,600	190,801
China Longyuan Power Group Corp. Ltd., Class H	257,000	230,314
China Merchants Port Holdings Co. Ltd.	128,000	202,820
China Oilfield Services Ltd., Class H	246,000	225,677
China Power International Development Ltd.	340,000	161,409
China Resources Gas Group Ltd.	70,000	280,166
China Resources Power Holdings Co. Ltd.	138,000	372,016
China Suntien Green Energy Corp. Ltd., Class H	250,000	116,674
Cosco Shipping Energy Transportation Co. Ltd., Class H	176,000	213,109
COSCO Shipping Ports Ltd.	136,000	82,030
Huaneng Power International Inc., Class H	318,000	194,174
Jiangsu Expressway Co. Ltd., Class H	132,000	133,348
Kunlun Energy Co. Ltd.	282,000	289,775
Shenzhen Expressway Corp. Ltd., Class H	66,000	58,879
Shenzhen International Holdings Ltd.	145,999	129,332
Zhejiang Expressway Co. Ltd., Class H	176,000	122,573
		3,411,132
Mexico — 16.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,727	252,765
Grupo Aeroportuario del Pacifico SAB de CV, Class A, ADR	4,413	767,950
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,888	533,851
		1,554,566
Qatar — 4.8%
Qatar Gas Transport Co. Ltd.	368,598	439,836
Thailand — 9.7%
Airports of Thailand PCL, NVDR(c)	451,100	894,303
Security	Shares	Value
United Arab Emirates — 4.8%
ADNOC Drilling Co. PJSC	347,589	$447,610
Total Common Stocks — 93.2% (Cost: $8,181,423)		8,616,616
Preferred Stocks
Brazil — 3.3%
Cia Energetica de Minas Gerais, Preference Shares, ADR	147,794	304,456
Total Preferred Stocks — 3.3% (Cost: $235,275)		304,456
Total Long-Term Investments — 96.5% (Cost: $8,416,698)		8,921,072
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	676,513	677,122
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	30,000	30,000
Total Short-Term Securities — 7.6% (Cost: $706,718)		707,122
Total Investments — 104.1% (Cost: $9,123,416)		9,628,194
Liabilities in Excess of Other Assets — (4.1)%		(379,012)
Net Assets — 100.0%		$9,249,182

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,658,194	$—	$(981,523)(a)	$(186)	$637	$677,122	676,513	$5,043 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0 (a)	—	—	—	30,000	30,000	669	—
				$(186)	$637	$707,122		$5,712	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Emerging Markets Infrastructure ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/20/24	$117	$7,309
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,309	$—	$—	$—	$7,309

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$6,133	$—	$—	$—	$6,133
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$7,242	$—	$—	$—	$7,242
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$221,865
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,871,345	$4,745,271	$—	$8,616,616
Preferred Stocks	304,456	—	—	304,456
Short-Term Securities
Money Market Funds	707,122	—	—	707,122
	$4,882,923	$4,745,271	$—	$9,628,194
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Emerging Markets Infrastructure ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,309	$—	$—	$7,309

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.3%
Erste Group Bank AG	53,050	$2,907,057
OMV AG	22,104	945,612
Verbund AG	12,769	1,056,480
		4,909,149
Belgium — 1.4%
Ageas SA	27,469	1,465,721
Anheuser-Busch InBev SA	141,923	9,404,835
Argenx SE(a)	9,466	5,118,168
Groupe Bruxelles Lambert NV	12,894	1,004,755
KBC Group NV	41,733	3,320,193
Syensqo SA	11,868	1,051,716
UCB SA	18,892	3,410,324
Umicore SA	30,472	395,469
		25,171,181
Denmark — 5.1%
AP Moller - Maersk A/S, Class A	409	662,869
AP Moller - Maersk A/S, Class B, NVS	732	1,231,798
Carlsberg A/S, Class B	14,776	1,759,475
Coloplast A/S, Class B	19,610	2,556,075
Danske Bank A/S	108,166	3,253,494
DSV A/S	27,148	5,587,330
Genmab A/S(a)	10,395	2,520,099
GN Store Nord A/S(a)	23,024	513,068
Novo Nordisk A/S, Class B	497,936	59,060,946
Novonesis (Novozymes) B, Class B	54,995	3,959,388
Orsted A/S(a)(b)	29,731	1,969,154
Pandora A/S	12,790	2,108,022
Tryg A/S	55,015	1,304,668
Vestas Wind Systems A/S(a)	158,847	3,495,220
Zealand Pharma A/S(a)	10,083	1,226,813
		91,208,419
Finland — 1.3%
Elisa OYJ	23,537	1,247,801
Fortum OYJ	68,331	1,124,406
Kesko OYJ, Class B	41,964	895,283
Kone OYJ, Class B	62,286	3,726,042
Metso OYJ	108,550	1,160,661
Neste OYJ	67,280	1,307,120
Nokia OYJ	848,556	3,704,937
Sampo OYJ, Class A	83,359	3,887,893
Stora Enso OYJ, Class R	96,129	1,229,880
UPM-Kymmene OYJ	83,314	2,788,887
Wartsila OYJ Abp	75,551	1,690,580
		22,763,490
France — 16.9%
Accor SA	27,521	1,196,334
Air Liquide SA	91,308	17,632,486
Airbus SE	98,184	14,369,841
Alstom SA(a)	50,841	1,056,315
ArcelorMittal SA	72,985	1,911,084
Arkema SA	9,790	932,484
AXA SA	272,894	10,505,551
BNP Paribas SA	157,453	10,804,683
Bouygues SA	30,722	1,028,300
Bureau Veritas SA(c)	45,442	1,507,610
Capgemini SE	24,158	5,215,724
Carrefour SA	81,115	1,383,127
Cie de Saint-Gobain SA	78,905	7,196,329
Cie Generale des Etablissements Michelin SCA	112,932	4,586,538
Security	Shares	Value
France (continued)
Credit Agricole SA	160,577	$2,455,683
Danone SA	99,815	7,270,469
Dassault Systemes SE	103,418	4,107,842
Edenred SE	39,233	1,485,973
Eiffage SA	12,377	1,195,192
Engie SA	276,036	4,773,266
EssilorLuxottica SA	45,324	10,738,351
Eurofins Scientific SE	20,646	1,308,979
Euronext NV(b)	15,182	1,647,961
Gecina SA	8,274	952,663
Getlink SE	50,708	904,461
Hermes International SCA	5,331	13,126,805
Kering SA	11,145	3,208,111
Legrand SA	40,848	4,705,926
L'Oreal SA	36,143	16,211,459
LVMH Moet Hennessy Louis Vuitton SE	40,340	30,935,757
Orange SA	283,238	3,243,896
Pernod Ricard SA	30,897	4,674,479
Publicis Groupe SA	36,951	4,043,778
Renault SA	30,159	1,311,097
Safran SA	54,588	12,845,802
Sanofi SA	173,888	20,021,317
Sartorius Stedim Biotech	4,310	902,422
Schneider Electric SE	84,818	22,358,674
Societe Generale SA	111,477	2,777,922
Sodexo SA	12,639	1,036,189
Teleperformance SE	8,972	928,156
Thales SA	15,390	2,445,950
TotalEnergies SE	352,178	22,868,776
Unibail-Rodamco-Westfield, New	16,607	1,454,486
Veolia Environnement SA	98,631	3,247,254
Vinci SA	80,083	9,361,425
Vivendi SE	100,890	1,167,115
		299,044,042
Germany — 13.0%
adidas AG	26,301	6,969,407
Allianz SE, Registered	61,596	20,260,090
BASF SE	140,964	7,471,492
Bayer AG, Registered	154,656	5,232,276
Bayerische Motoren Werke AG	45,144	3,992,376
Beiersdorf AG	15,377	2,314,543
Brenntag SE	20,696	1,544,801
Commerzbank AG	154,767	2,854,591
Continental AG	16,496	1,069,004
Covestro AG(a)(b)	29,273	1,824,308
Daimler Truck Holding AG	80,821	3,034,613
Delivery Hero SE, Class A(a)(b)	33,137	1,341,037
Deutsche Bank AG, Registered	315,829	5,467,524
Deutsche Boerse AG	29,772	6,989,529
Deutsche Post AG, Registered	144,880	6,462,611
Deutsche Telekom AG, Registered	550,488	16,167,407
E.ON SE	355,922	5,300,366
Fresenius Medical Care AG & Co. KGaA	32,153	1,366,234
Fresenius SE & Co. KGaA(a)	64,520	2,461,483
GEA Group AG	24,714	1,212,135
Hannover Rueck SE	9,320	2,660,481
Heidelberg Materials AG	21,774	2,372,054
Henkel AG & Co. KGaA	14,576	1,239,138
Infineon Technologies AG	207,579	7,287,662
LEG Immobilien SE	11,706	1,225,543
Mercedes-Benz Group AG	121,649	7,882,750
Merck KGaA	20,659	3,646,946
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
MTU Aero Engines AG	8,851	$2,766,183
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	21,096	11,624,826
Puma SE	16,380	684,947
Qiagen NV, NVS	36,274	1,639,726
Rheinmetall AG	6,963	3,785,264
RWE AG	108,062	3,937,001
SAP SE	161,202	36,872,136
Siemens AG, Registered	118,680	24,009,896
Siemens Energy AG(a)	89,758	3,313,852
Siemens Healthineers AG(b)(c)	44,257	2,658,104
Symrise AG, Class A	21,127	2,923,753
Volkswagen AG	5,304	593,505
Vonovia SE	128,902	4,705,766
Zalando SE(a)(b)	33,595	1,110,379
		230,275,739
Ireland — 0.5%
AIB Group PLC	253,408	1,451,600
Bank of Ireland Group PLC	162,101	1,810,265
Kerry Group PLC, Class A	23,831	2,469,563
Kingspan Group PLC	24,329	2,281,794
Ryanair Holdings PLC, ADR(c)	34,700	1,567,746
		9,580,968
Italy — 4.1%
Banco BPM SpA	242,257	1,636,795
Enel SpA	1,217,646	9,726,309
Eni SpA	350,118	5,327,931
Ferrari NV	17,666	8,278,299
FinecoBank Banca Fineco SpA	99,010	1,699,204
Generali	177,144	5,127,020
Intesa Sanpaolo SpA	2,533,516	10,845,207
Mediobanca Banca di Credito Finanziario SpA	100,942	1,724,733
Moncler SpA	36,633	2,329,003
Nexi SpA(a)(b)	141,249	959,674
Prysmian SpA	46,995	3,419,285
Snam SpA	334,202	1,702,339
Stellantis NV	348,109	4,820,621
Telecom Italia SpA/Milano(a)	1,722,542	478,917
Tenaris SA, NVS	71,458	1,134,173
Terna - Rete Elettrica Nazionale	232,376	2,092,972
UniCredit SpA	260,947	11,455,989
		72,758,471
Netherlands — 7.2%
ABN AMRO Bank NV, CVA(b)	63,125	1,140,784
Adyen NV(a)(b)	4,928	7,715,370
Aegon Ltd.	180,159	1,157,182
Akzo Nobel NV	27,605	1,950,048
ASM International NV	7,338	4,841,312
ASML Holding NV	63,060	52,457,082
ASR Nederland NV	24,019	1,177,468
BE Semiconductor Industries NV	12,441	1,586,731
DSM-Firmenich AG	32,241	4,449,490
EXOR NV, NVS	15,220	1,631,643
Heineken Holding NV	17,302	1,307,178
Heineken NV	43,302	3,843,923
IMCD NV	8,980	1,559,958
ING Groep NV	520,996	9,452,431
Koninklijke Ahold Delhaize NV	146,179	5,049,173
Koninklijke KPN NV	522,999	2,136,074
Koninklijke Philips NV(a)	126,386	4,143,641
NN Group NV	44,822	2,236,442
Security	Shares	Value
Netherlands (continued)
Prosus NV	220,879	$9,652,908
Randstad NV	19,266	957,253
Universal Music Group NV	119,049	3,114,466
Wolters Kluwer NV	39,545	6,670,120
		128,230,677
Norway — 0.8%
Aker BP ASA	47,374	1,013,946
DNB Bank ASA	136,677	2,802,840
Equinor ASA	124,847	3,158,462
Kongsberg Gruppen ASA	14,173	1,384,410
Mowi ASA	70,725	1,270,458
Norsk Hydro ASA	214,331	1,384,580
Orkla ASA	114,117	1,076,287
Telenor ASA	98,159	1,255,712
Yara International ASA	26,695	843,383
		14,190,078
Portugal — 0.2%
EDP SA	482,574	2,200,919
Galp Energia SGPS SA	67,761	1,268,305
Jeronimo Martins SGPS SA	44,196	867,831
		4,337,055
Singapore — 0.2%
STMicroelectronics NV , New	102,845	3,068,403
Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	32,217	1,487,043
Aena SME SA(b)	11,496	2,525,389
Amadeus IT Group SA	69,831	5,057,334
Banco Bilbao Vizcaya Argentaria SA	911,643	9,847,806
Banco de Sabadell SA	865,963	1,839,073
Banco Santander SA	2,452,587	12,566,713
CaixaBank SA	630,961	3,765,538
Cellnex Telecom SA(b)	92,611	3,754,704
Enagas SA	35,073	537,998
Endesa SA	50,376	1,100,554
Ferrovial SE	77,765	3,342,106
Grifols SA(a)(c)	48,155	547,273
Iberdrola SA	913,885	14,127,862
Industria de Diseno Textil SA	175,876	10,416,503
Naturgy Energy Group SA	25,674	663,854
Redeia Corp. SA	61,932	1,204,024
Repsol SA	190,304	2,509,972
Telefonica SA	777,988	3,805,982
		79,099,728
Sweden — 5.2%
Alfa Laval AB	45,717	2,197,889
Assa Abloy AB, Class B	157,489	5,305,790
Atlas Copco AB, Class A	402,020	7,791,308
Atlas Copco AB, Class B	245,975	4,220,403
Boliden AB	43,173	1,465,244
Epiroc AB, Class A	99,073	2,145,867
Epiroc AB, Class B	61,215	1,160,806
EQT AB	57,448	1,972,071
Essity AB, Class B	95,144	2,968,844
Evolution AB(b)	29,869	2,937,709
Getinge AB, Class B	35,788	770,218
H & M Hennes & Mauritz AB, Class B	89,692	1,527,598
Hexagon AB, Class B	330,867	3,563,791
Industrivarden AB, Class A	22,944	848,547
Industrivarden AB, Class C	25,462	937,600
Investor AB, Class A	78,016	2,403,782

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Investor AB, Class B	296,999	$9,152,382
Nibe Industrier AB, Class B(c)	236,818	1,297,921
Nordea Bank Abp	553,733	6,533,902
Saab AB	54,374	1,158,738
Sandvik AB	168,911	3,779,743
Skandinaviska Enskilda Banken AB, Class A	256,750	3,930,385
Skanska AB, Class B	56,487	1,177,486
SKF AB, Class B	58,270	1,160,673
SSAB AB, Class B	96,549	494,348
Svenska Cellulosa AB SCA, Class B	93,272	1,359,836
Svenska Handelsbanken AB, Class A	247,586	2,543,188
Swedbank AB, Class A	142,979	3,034,823
Tele2 AB, Class B	87,866	994,087
Telefonaktiebolaget LM Ericsson, Class B	483,023	3,649,939
Telia Co. AB	357,396	1,155,677
Trelleborg AB, Class B	28,785	1,107,961
Volvo AB, Class B	250,028	6,613,786
		91,362,342
Switzerland — 15.1%
ABB Ltd., Registered	254,311	14,754,005
Adecco Group AG, Registered	26,099	890,088
Alcon Inc.	78,921	7,898,431
Baloise Holding AG, Registered	7,072	1,446,179
Barry Callebaut AG, Registered	581	1,075,685
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	160	2,063,987
Chocoladefabriken Lindt & Spruengli AG, Registered	17	2,165,298
Cie Financiere Richemont SA, Class A, Registered	84,790	13,465,012
Geberit AG, Registered	5,210	3,401,119
Givaudan SA, Registered	1,246	6,836,233
Holcim AG	82,893	8,117,946
Julius Baer Group Ltd.	32,781	1,976,822
Kuehne + Nagel International AG, Registered	8,497	2,321,538
Logitech International SA, Registered	25,059	2,244,303
Lonza Group AG, Registered	11,412	7,241,863
Nestle SA, Registered	413,799	41,583,661
Novartis AG, Registered	311,088	35,819,385
Partners Group Holding AG	3,466	5,225,603
Roche Holding AG, Bearer	4,587	1,570,395
Roche Holding AG, NVS	110,818	35,463,661
Sandoz Group AG	68,072	2,836,758
Schindler Holding AG, Participation Certificates, NVS	7,121	2,090,043
Schindler Holding AG, Registered	3,178	903,849
SGS SA	24,196	2,701,756
SIG Group AG	54,356	1,211,861
Sika AG, Registered	25,294	8,384,089
Sonova Holding AG, Registered	7,822	2,817,449
Straumann Holding AG	18,394	3,008,803
Swatch Group AG (The), Bearer	4,774	1,023,673
Swatch Group AG (The), Registered	8,587	368,007
Swiss Life Holding AG, Registered	4,499	3,764,574
Swiss Prime Site AG, Registered	11,995	1,344,324
Swiss Re AG	45,870	6,347,465
Swisscom AG, Registered	3,944	2,577,439
Temenos AG, Registered	9,435	660,582
UBS Group AG, Registered	507,547	15,705,557
VAT Group AG(b)	4,376	2,237,880
Zurich Insurance Group AG	23,115	13,965,147
		267,510,470
United Kingdom — 23.4%
3i Group PLC	151,835	6,726,060
Security	Shares	Value
United Kingdom (continued)
abrdn PLC	297,464	$649,310
Admiral Group PLC	41,850	1,559,959
Anglo American PLC	208,911	6,790,797
Antofagasta PLC	53,914	1,453,244
Ashtead Group PLC	70,533	5,464,953
Associated British Foods PLC	52,274	1,633,703
AstraZeneca PLC	244,849	38,144,145
Auto Trader Group PLC(b)	139,857	1,625,862
Aviva PLC	421,237	2,728,251
BAE Systems PLC	482,291	8,007,029
Barclays PLC	2,281,521	6,855,013
Barratt Developments PLC	215,325	1,381,441
Berkeley Group Holdings PLC	17,075	1,080,018
BP PLC	2,600,414	13,562,550
British American Tobacco PLC	316,751	11,548,131
British Land Co. PLC (The)	151,800	884,502
BT Group PLC	905,434	1,794,633
Bunzl PLC	52,434	2,483,222
Burberry Group PLC	55,518	520,623
Centrica PLC	831,152	1,300,040
Compass Group PLC	270,573	8,674,486
Croda International PLC	21,929	1,239,037
DCC PLC	17,421	1,189,320
Diageo PLC	351,124	12,264,723
DS Smith PLC	216,010	1,335,802
Entain PLC	97,566	996,846
Experian PLC	143,978	7,583,265
Glencore PLC	1,569,159	8,986,024
GSK PLC	649,410	13,222,649
Haleon PLC	1,105,360	5,783,797
Halma PLC	58,799	2,055,934
Hargreaves Lansdown PLC	56,066	835,565
HSBC Holdings PLC	2,913,098	26,133,453
IMI PLC	41,074	999,336
Imperial Brands PLC	128,162	3,728,112
Informa PLC	210,365	2,313,493
InterContinental Hotels Group PLC	25,667	2,795,139
Intermediate Capital Group PLC	47,816	1,427,879
Intertek Group PLC	24,983	1,727,261
J Sainsbury PLC	261,615	1,035,300
Johnson Matthey PLC	31,836	649,235
Kingfisher PLC	300,358	1,296,269
Land Securities Group PLC	119,706	1,043,493
Legal & General Group PLC	918,031	2,782,354
Lloyds Banking Group PLC	9,800,491	7,706,053
London Stock Exchange Group PLC	73,001	9,994,636
M&G PLC	375,184	1,040,706
Marks & Spencer Group PLC	326,262	1,628,195
Melrose Industries PLC	195,361	1,193,961
Mondi PLC, NVS	67,855	1,294,368
National Grid PLC	763,015	10,547,154
NatWest Group PLC, NVS	1,044,678	4,836,184
Next PLC	18,951	2,482,515
Ocado Group PLC(a)	89,444	461,262
Pearson PLC	106,372	1,446,063
Persimmon PLC	49,727	1,094,286
Phoenix Group Holdings PLC	130,765	979,466
Prudential PLC	434,119	4,027,428
Reckitt Benckiser Group PLC	110,043	6,732,892
RELX PLC	296,063	13,979,004
Rentokil Initial PLC	396,763	1,940,118
Rightmove PLC	125,930	1,040,997
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	168,131	$11,935,217
Rolls-Royce Holdings PLC(a)	1,343,453	9,508,275
Sage Group PLC (The)	156,185	2,145,393
Schroders PLC	143,554	672,659
Segro PLC	210,418	2,466,204
Severn Trent PLC	42,180	1,493,320
Shell PLC	995,595	32,298,821
Smith & Nephew PLC	137,273	2,130,602
Smiths Group PLC	53,760	1,208,150
Spirax Group PLC	11,698	1,179,217
SSE PLC	170,006	4,284,900
St. James's Place PLC	81,626	801,899
Standard Chartered PLC	331,864	3,519,739
Taylor Wimpey PLC	572,138	1,258,521
Tesco PLC	1,097,645	5,270,132
Unilever PLC	395,131	25,617,636
United Utilities Group PLC	105,162	1,474,405
Vodafone Group PLC	3,547,576	3,555,369
Weir Group PLC (The)	41,134	1,195,326
Whitbread PLC	30,262	1,270,355
WPP PLC	170,192	1,743,349
		413,747,035
Total Common Stocks — 99.2% (Cost: $1,580,068,422)		1,757,257,247
Preferred Stocks
Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	7,897	655,350
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	13,999	1,118,715
Henkel AG & Co. KGaA, Preference Shares, NVS	26,310	2,473,132
Porsche Automobil Holding SE, Preference Shares, NVS	23,432	1,073,585
Sartorius AG, Preference Shares, NVS	4,163	1,170,549
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	28,985	$3,078,568
		9,569,899
Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	1,114,804	354,417
Total Preferred Stocks — 0.6% (Cost: $17,070,751)		9,924,316
Total Long-Term Investments — 99.8% (Cost: $1,597,139,173)		1,767,181,563
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	4,248,732	4,252,556
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	2,900,000	2,900,000
Total Short-Term Securities — 0.4% (Cost: $7,151,858)		7,152,556
Total Investments — 100.2% (Cost: $1,604,291,031)		1,774,334,119
Liabilities in Excess of Other Assets — (0.2)%		(3,112,462)
Net Assets — 100.0%		$1,771,221,657

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,329,442	$—	$(76,854)(a)	$(1,503)	$1,471	$4,252,556	4,248,732	$7,744 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,700,000	1,200,000 (a)	—	—	—	2,900,000	2,900,000	88,942	—
				$(1,503)	$1,471	$7,152,556		$96,686	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Europe ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	43	12/20/24	$2,411	$79,003
FTSE 100 Index	13	12/20/24	1,444	(3,604)
				$75,399
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$79,003	$—	$—	$—	$79,003
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,604	$—	$—	$—	$3,604

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$202,308	$—	$—	$—	$202,308
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(52,591)	$—	$—	$—	$(52,591)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,053,332
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,599,883	$1,731,657,364	$—	$1,757,257,247
Preferred Stocks	—	9,924,316	—	9,924,316
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Europe ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,152,556	$—	$—	$7,152,556
	$32,752,439	$1,741,581,680	$—	$1,774,334,119
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$79,003	$—	$79,003
Liabilities
Equity Contracts	—	(3,604)	—	(3,604)
	$—	$75,399	$—	$75,399

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® Future AI & Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.2%
CGI Inc.(a)	114,457	$13,170,024
France — 5.0%
Capgemini SE	74,325	16,046,805
Dassault Systemes SE	362,095	14,382,692
		30,429,497
Hong Kong — 0.0%
Genpact Ltd.	3,664	143,665
Japan — 0.0%
Appier Group Inc.(a)	2,000	24,928
South Korea — 0.3%
NAVER Corp.	3,371	434,202
SK Hynix Inc.	12,377	1,656,498
		2,090,700
Taiwan — 3.9%
Alchip Technologies Ltd.	128,000	7,978,116
Taiwan Semiconductor Manufacturing Co. Ltd.	531,000	16,011,841
		23,989,957
United States — 88.4%
Accenture PLC, Class A	48,301	17,073,437
Adobe Inc.(a)	9,150	4,737,687
Advanced Micro Devices Inc.(a)	222,240	36,465,139
Alphabet Inc., Class A	112,522	18,661,774
Amazon.com Inc.(a)	92,631	17,259,934
Ansys Inc.(a)	44,881	14,300,433
Arista Networks Inc.(a)	49,299	18,921,942
Autodesk Inc.(a)	65,259	17,977,549
BILL Holdings Inc.(a)	169,379	8,936,436
Broadcom Inc.	210,471	36,306,247
Cloudflare Inc., Class A(a)	171,592	13,880,077
Cognizant Technology Solutions Corp., Class A	221,439	17,090,662
Crowdstrike Holdings Inc., Class A(a)	66,669	18,698,654
Dynatrace Inc.(a)	5,672	303,282
Elastic NV(a)	1,801	138,245
Fortinet Inc.(a)	220,523	17,101,559
Intel Corp.	860,899	20,196,691
International Business Machines Corp.	80,586	17,815,953
Marvell Technology Inc.	18,008	1,298,737
Meta Platforms Inc., Class A	34,702	19,864,813
Microsoft Corp.	40,795	17,554,088
Security	Shares	Value
United States (continued)
MongoDB Inc., Class A(a)	42,143	$11,393,360
nCino Inc.(a)(b)	1,720	54,335
Nvidia Corp.	284,972	34,607,000
Okta Inc.(a)	144,485	10,741,015
Oracle Corp.	29,946	5,102,798
Palantir Technologies Inc., Class A(a)(b)	484,996	18,041,851
Palo Alto Networks Inc.(a)(b)	49,475	16,910,555
PTC Inc.(a)	75,099	13,567,385
Qualcomm Inc.	24,594	4,182,210
Salesforce Inc.	19,594	5,363,074
SentinelOne Inc., Class A(a)	414,822	9,922,542
ServiceNow Inc.(a)	4,189	3,746,600
Snowflake Inc., Class A(a)	147,248	16,912,905
Super Micro Computer Inc.(a)(b)	74,759	31,129,648
UiPath Inc.(a)	742,886	9,508,941
ZoomInfo Technologies Inc., Class A(a)	6,303	65,047
Zscaler Inc.(a)	73,987	12,647,338
		538,479,943
Total Long-Term Investments — 99.8% (Cost: $551,938,160)		608,328,714
Short-Term Securities
Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	33,921,271	33,951,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	9,030,000	9,030,000
Total Short-Term Securities — 7.1% (Cost: $42,979,180)		42,981,800
Total Investments — 106.9% (Cost: $594,917,340)		651,310,514
Liabilities in Excess of Other Assets — (6.9)%		(41,851,443)
Net Assets — 100.0%		$609,459,071

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Future AI & Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period from August 1, 2024 through September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,007,989	$—	$(21,072,372)(a)	$12,213	$3,970	$33,951,800	33,921,271	$588,273 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	8,300,000 (a)	—	—	—	9,030,000	9,030,000	11,529	—
				$12,213	$3,970	$42,981,800		$599,802	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index	2	12/20/24	$810	$13,674
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$13,674	$—	$—	$—	$13,674

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period August 1, 2024 through September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(45,438)	$—	$—	$—	$(45,438)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$44,191	$—	$—	$—	$44,191
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$810,450

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Future AI & Tech ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$551,793,632	$56,535,082	$—	$608,328,714
Short-Term Securities
Money Market Funds	42,981,800	—	—	42,981,800
	$594,775,432	$56,535,082	$—	$651,310,514
Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,674	$—	$—	$13,674

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
iShares® Future Metaverse Tech and Communications ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 0.2%
Arista Networks Inc.(a)	27	$10,363
Electronic Equipment, Instruments & Components — 0.0%
AAC Technologies Holdings Inc.	500	2,039
Entertainment — 30.2%
Cover Corp.(a)(b)	200	2,503
Electronic Arts Inc.	2,007	287,884
Kakao Games Corp.(a)	22,989	307,464
Krafton Inc.(a)	1,178	306,448
NetEase Inc.	18,800	351,178
Nintendo Co. Ltd.	100	5,345
ROBLOX Corp., Class A(a)	6,385	282,600
Take-Two Interactive Software Inc.(a)	1,888	290,204
Ubisoft Entertainment SA(a)	21,595	242,458
		2,076,084
Household Durables — 7.8%
Garmin Ltd.	1,290	227,079
Sony Group Corp.	16,000	310,841
		537,920
Interactive Media & Services — 17.7%
Alphabet Inc., Class A	639	105,978
Kuaishou Technology(a)(c)	57,700	396,472
Match Group Inc.(a)	28	1,060
Meta Platforms Inc., Class A	749	428,758
Snap Inc., Class A, NVS(a)	100	1,070
Tencent Holdings Ltd.	5,000	278,024
		1,211,362
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)	161	26,417
Intel Corp.	494	11,589
Micron Technology Inc.	119	12,341
Nvidia Corp.	1,538	186,775
Qualcomm Inc.	119	20,236
SK Hynix Inc.	61	8,164
		265,522
Software — 35.7%
Adobe Inc.(a)	43	22,265
Ansys Inc.(a)	906	288,679
Security	Shares	Value
Software (continued)
Aspen Technology Inc.(a)	4	$955
Autodesk Inc.(a)	1,120	308,538
Cadence Design Systems Inc.(a)	892	241,759
Dassault Systemes SE	7,376	292,980
Microsoft Corp.	453	194,926
PTC Inc.(a)	1,702	307,483
Salesforce Inc.	92	25,181
Synopsys Inc.(a)	490	248,131
Unity Software Inc.(a)(b)	16,591	375,288
Zoom Video Communications Inc., Class A(a)	2,059	143,595
		2,449,780
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	1,149	267,717
Samsung Electronics Co. Ltd.	587	27,436
		295,153
Total Long-Term Investments — 99.8% (Cost: $5,985,298)		6,848,223
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	383,239	383,584
Total Short-Term Securities — 5.6% (Cost: $383,454)		383,584
Total Investments — 105.4% (Cost: $6,368,752)		7,231,807
Liabilities in Excess of Other Assets — (5.4)%		(368,131)
Net Assets — 100.0%		$6,863,676

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$448,266	$—	$(64,887)(a)	$44	$161	$383,584	383,239	$673 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	23	—
				$44	$161	$383,584		$696	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Future Metaverse Tech and Communications ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$26	$—	$—	$—	$26
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Average notional value of contracts — long	$0 (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,316,871	$2,531,352	$—	$6,848,223
Short-Term Securities
Money Market Funds	383,584	—	—	383,584
	$4,700,455	$2,531,352	$—	$7,231,807
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
iShares® India 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Bharat Electronics Ltd.	2,572,793	$8,766,100
Automobiles — 8.1%
Bajaj Auto Ltd.	80,743	11,887,105
Eicher Motors Ltd.	101,439	6,083,973
Hero MotoCorp Ltd.	95,998	6,545,964
Mahindra & Mahindra Ltd.	648,537	23,936,501
Maruti Suzuki India Ltd.	95,790	15,125,162
Tata Motors Ltd.	1,541,186	17,901,310
		81,480,015
Banks — 27.8%
Axis Bank Ltd.	2,074,508	30,499,295
HDFC Bank Ltd.	5,507,962	113,432,762
ICICI Bank Ltd.	5,127,928	77,819,096
IndusInd Bank Ltd.	480,766	8,299,419
Kotak Mahindra Bank Ltd.	1,068,764	23,624,595
State Bank of India	2,800,338	26,292,413
		279,967,580
Chemicals — 1.3%
Asian Paints Ltd.	333,025	13,240,090
Construction & Engineering — 3.7%
Larsen & Toubro Ltd.	854,788	37,485,430
Construction Materials — 2.1%
Grasim Industries Ltd.	275,874	9,195,929
UltraTech Cement Ltd.	83,076	11,697,416
		20,893,345
Consumer Finance — 2.7%
Bajaj Finance Ltd.	203,621	18,708,281
Shriram Finance Ltd.	205,484	8,785,901
		27,494,182
Electric Utilities — 1.4%
Power Grid Corp. of India Ltd.	3,297,377	13,906,954
Financial Services — 0.9%
Bajaj Finserv Ltd.	401,017	9,445,050
Food Products — 2.2%
Britannia Industries Ltd.	86,896	6,575,462
Nestle India Ltd., NVS	266,037	8,540,795
Tata Consumer Products Ltd.	484,561	6,916,922
		22,033,179
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	75,558	6,493,778
Independent Power and Renewable Electricity Producers — 1.8%
NTPC Ltd.	3,446,777	18,186,637
Insurance — 1.4%
HDFC Life Insurance Co. Ltd.(a)	789,529	6,765,586
SBI Life Insurance Co. Ltd.(a)	324,781	7,132,733
		13,898,319
IT Services — 12.7%
HCL Technologies Ltd.	768,745	16,466,629
Infosys Ltd.	2,619,595	58,513,219
Tata Consultancy Services Ltd.	742,155	37,789,399
Tech Mahindra Ltd.	460,764	8,676,160
Security	Shares	Value
IT Services (continued)
Wipro Ltd.	1,053,059	$6,799,430
		128,244,837
Metals & Mining — 3.0%
Hindalco Industries Ltd.	1,059,103	9,573,098
JSW Steel Ltd.	704,522	8,649,931
Tata Steel Ltd.	6,017,398	12,111,534
		30,334,563
Oil, Gas & Consumable Fuels — 11.2%
Bharat Petroleum Corp. Ltd.	1,408,887	6,208,575
Coal India Ltd.	1,647,031	10,008,779
Oil & Natural Gas Corp. Ltd.	2,823,693	10,046,840
Reliance Industries Ltd.	2,462,246	86,629,065
		112,893,259
Personal Care Products — 2.3%
Hindustan Unilever Ltd.	648,092	22,875,592
Pharmaceuticals — 3.3%
Cipla Ltd.	399,970	7,902,461
Dr. Reddy's Laboratories Ltd.	90,362	7,273,961
Sun Pharmaceutical Industries Ltd.	785,736	18,064,409
		33,240,831
Specialty Retail — 1.4%
Trent Ltd.	159,803	14,457,634
Textiles, Apparel & Luxury Goods — 1.4%
Titan Co. Ltd.	301,162	13,734,655
Tobacco — 4.1%
ITC Ltd.	6,754,418	41,744,995
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	90,214	3,371,798
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd.	540,736	9,337,433
Wireless Telecommunication Services — 4.0%
Bharti Airtel Ltd.	1,950,925	39,772,429
Total Long-Term Investments — 99.5% (Cost: $719,668,376)		1,003,298,685
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)(c)	23,420,000	23,420,000
Total Short-Term Securities — 2.3% (Cost: $23,420,000)		23,420,000
Total Investments — 101.8% (Cost: $743,088,376)		1,026,718,685
Liabilities in Excess of Other Assets — (1.8)%		(18,618,241)
Net Assets — 100.0%		$1,008,100,444

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® India 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$16,250,000	$7,170,000 (a)	$—	$—	$—	$23,420,000	23,420,000	$789,808	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	38	10/31/24	$1,975	$(5,623)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,623	$—	$—	$—	$5,623

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$328,128	$—	$—	$—	$328,128
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(48,138)	$—	$—	$—	$(48,138)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,614,154
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® India 50 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,003,298,685	$—	$1,003,298,685
Short-Term Securities
Money Market Funds	23,420,000	—	—	23,420,000
	$23,420,000	$1,003,298,685	$—	$1,026,718,685
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(5,623)	$—	$(5,623)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.5%
Amotiv Ltd.	48,444	$347,922
Arena REIT	124,224	356,295
Austal Ltd.(a)	110,302	221,971
Brickworks Ltd.	20,501	412,708
Centuria Capital Group	277,400	398,573
Centuria Industrial REIT	180,682	398,550
Champion Iron Ltd.	160,444	807,165
Charter Hall Retail REIT	168,910	420,226
Charter Hall Social Infrastructure REIT	116,734	229,100
Data#3 Ltd.	50,139	262,717
HealthCo REIT	155,794	125,315
Helia Group Ltd.	101,398	283,164
HomeCo Daily Needs REIT	608,373	521,552
Ingenia Communities Group	129,227	446,522
Karoon Energy Ltd.	276,713	298,671
National Storage REIT	466,427	817,679
NRW Holdings Ltd.	150,724	371,369
OFX Group Ltd.(a)	85,014	126,487
Perenti Ltd.	319,066	240,384
Perseus Mining Ltd.	475,053	849,136
Premier Investments Ltd.	27,990	594,283
Ramelius Resources Ltd.	391,726	589,857
Regis Healthcare Ltd.	47,831	204,279
Regis Resources Ltd.(a)	239,699	335,602
Reliance Worldwide Corp. Ltd.	273,390	1,104,460
Sandfire Resources Ltd.(a)	157,186	1,163,722
Service Stream Ltd.	187,779	197,605
Stanmore Resources Ltd.	113,520	249,453
Super Retail Group Ltd.	56,677	709,902
Ventia Services Group Pty. Ltd.	275,429	864,516
Viva Energy Group Ltd.(b)	388,381	783,465
Waypoint REIT Ltd.	235,727	428,664
		15,161,314
Austria — 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,471	447,608
Belgium — 0.7%
Colruyt Group NV	16,618	773,600
Ontex Group NV(a)	22,532	224,060
Proximus SADP	51,717	402,981
		1,400,641
Canada — 17.4%
Allied Properties REIT	44,102	659,353
AltaGas Ltd.	101,799	2,520,042
ARC Resources Ltd.	206,844	3,496,213
B2Gold Corp.	447,747	1,383,846
Baytex Energy Corp.	246,329	735,827
Brookfield Renewable Corp., Class A	46,761	1,526,833
Centerra Gold Inc.	74,152	532,379
CI Financial Corp.	46,115	627,733
Dream Industrial REIT	94,919	1,013,443
Eldorado Gold Corp.(a)	70,372	1,223,295
Granite REIT	21,856	1,319,166
H&R Real Estate Investment Trust	89,715	758,874
iA Financial Corp. Inc.	34,296	2,842,679
IGM Financial Inc.	28,074	842,355
Kinross Gold Corp.	424,068	3,972,747
Lundin Mining Corp.	226,514	2,373,251
MEG Energy Corp.	94,065	1,767,305
Security	Shares	Value
Canada (continued)
North West Co. Inc. (The)	16,312	$619,095
Onex Corp.	22,384	1,567,848
Paramount Resources Ltd., Class A	27,221	530,351
Parex Resources Inc.	35,106	311,488
Primo Water Corp.	54,231	1,368,155
Russel Metals Inc.	20,765	630,113
Transcontinental Inc., Class A	25,378	337,198
Veren Inc.	213,846	1,317,119
Vermilion Energy Inc.	55,015	536,950
Westshore Terminals Investment Corp.	12,216	219,038
		35,032,696
Denmark — 1.8%
D/S Norden A/S(c)	7,295	302,976
NKT A/S(a)	18,481	1,748,779
Scandinavian Tobacco Group A/S, Class A(b)	18,307	281,034
Schouw & Co. A/S	4,252	369,543
Spar Nord Bank A/S	26,305	501,825
TORM PLC, Class A	13,909	473,181
		3,677,338
Finland — 2.6%
Cargotec OYJ, Class B	15,084	881,178
Huhtamaki OYJ	32,283	1,253,441
Kemira OYJ	39,322	981,352
Konecranes OYJ	24,629	1,850,436
Metsa Board OYJ, Class B	48,201	337,724
		5,304,131
France — 1.8%
Altarea SCA	2,170	259,911
Carmila SA	19,495	387,493
Fnac Darty SA	3,551	122,531
Imerys SA	13,622	452,329
Mersen SA	5,724	181,263
Quadient SA	11,819	221,198
Rubis SCA	32,755	894,867
Television Francaise 1 SA	36,553	324,717
Vallourec SACA(a)	56,930	863,096
		3,707,405
Germany — 3.3%
1&1 AG	15,951	242,545
Aurubis AG(c)	10,512	771,265
Bilfinger SE	9,089	490,907
CANCOM SE	11,543	362,113
Deutz AG	43,469	218,101
Duerr AG	16,882	414,723
flatexDEGIRO AG	28,945	415,123
Freenet AG	41,217	1,226,965
Hornbach Holding AG & Co. KGaA	3,104	305,230
Lanxess AG	29,754	941,892
SGL Carbon SE(a)(c)	16,324	97,887
Siltronic AG	7,261	553,467
United Internet AG, Registered(d)	27,634	568,444
		6,608,662
Hong Kong — 0.4%
Chow Sang Sang Holdings International Ltd.	89,000	82,087
CITIC Telecom International Holdings Ltd.	506,000	155,874
Pacific Basin Shipping Ltd.	1,658,000	522,469
		760,430
Ireland — 0.2%
Dalata Hotel Group PLC	75,578	345,218
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel — 0.5%
FIBI Holdings Ltd.	5,830	$256,508
Formula Systems 1985 Ltd.	3,180	254,696
Menora Mivtachim Holdings Ltd.	7,261	211,915
Migdal Insurance & Financial Holdings Ltd.	124,974	170,476
		893,595
Italy — 2.6%
Anima Holding SpA(b)	73,507	447,028
Arnoldo Mondadori Editore SpA	44,043	119,379
Azimut Holding SpA	37,621	972,998
Banca IFIS SpA	8,134	198,517
Cementir Holding NV	15,793	172,236
Credito Emiliano SpA	24,061	272,552
De' Longhi SpA	24,129	744,095
Enav SpA(b)	88,495	392,658
Italmobiliare SpA	4,868	153,894
Iveco Group NV	66,641	670,874
Maire Tecnimont SpA	54,261	448,630
Webuild SpA	151,245	427,828
Zignago Vetro SpA	10,494	128,195
		5,148,884
Japan — 25.7%
77 Bank Ltd. (The)	24,300	667,854
Adastria Co. Ltd.	10,600	245,697
ADEKA Corp.	33,800	693,753
Aichi Financial Group Inc., NVS	15,900	263,627
Aida Engineering Ltd.(c)	15,900	85,571
Ain Holdings Inc.	10,600	403,142
Aisan Industry Co. Ltd.	10,600	104,431
Alconix Corp.	10,600	101,073
Alpen Co. Ltd.	5,300	78,902
Anest Iwata Corp.	10,600	99,070
AOKI Holdings Inc.	10,600	88,781
Aoyama Trading Co. Ltd.	15,900	150,152
Arata Corp.	10,600	269,883
Arcs Co. Ltd.	15,900	285,004
Arisawa Manufacturing Co. Ltd.	10,600	105,668
Artience Co. Ltd.	12,000	324,833
Asahi Diamond Industrial Co. Ltd.	15,900	95,810
Asahi Yukizai Corp.	3,900	111,229
Aska Pharmaceutical Holdings Co. Ltd.	5,300	82,216
Autobacs Seven Co. Ltd.	21,200	218,968
Bando Chemical Industries Ltd.	10,600	131,461
Bank of Nagoya Ltd. (The)	5,300	231,348
Bank of the Ryukyus Ltd.	15,900	111,110
Belc Co. Ltd.	2,500	112,248
Bell System24 Holdings Inc.	10,600	111,720
Belluna Co. Ltd.	15,900	80,698
BML Inc.	5,300	98,427
Bunka Shutter Co. Ltd.	19,600	247,840
Canon Electronics Inc.	5,300	84,950
Central Glass Co. Ltd.	7,700	183,402
Chiyoda Corp.(a)(c)	47,700	98,651
Chubu Shiryo Co. Ltd.	10,600	109,694
Chubu Steel Plate Co. Ltd.	5,300	93,342
Chudenko Corp.	8,400	197,753
Chugoku Marine Paints Ltd.	15,900	229,377
Citizen Watch Co. Ltd.	70,500	451,943
Cosel Co. Ltd.	5,300	43,447
Daiki Aluminium Industry Co. Ltd.	10,600	80,055
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,300	111,410
Daishi Hokuetsu Financial Group Inc.	31,000	511,566
Security	Shares	Value
Japan (continued)
Daito Pharmaceutical Co. Ltd.	5,300	$83,052
Doutor Nichires Holdings Co. Ltd.	10,600	169,896
DyDo Group Holdings Inc.	5,300	112,207
Eagle Industry Co. Ltd.	10,600	152,298
EDION Corp.	24,800	317,116
Eizo Corp.	10,600	161,450
Elematec Corp.	5,300	64,076
Exedy Corp.	10,600	237,056
FCC Co. Ltd.	10,600	177,509
Ferrotec Holdings Corp.	15,900	258,525
Fibergate Inc./Japan	5,300	37,755
Fudo Tetra Corp.	5,300	84,698
Fuji Co. Ltd./Ehime	10,600	156,320
Fuji Pharma Co. Ltd.	5,300	47,487
Fuji Seal International Inc.	14,000	248,110
Fujibo Holdings Inc.	3,000	95,465
Fujimori Kogyo Co. Ltd.	5,300	163,363
Fukushima Galilei Co. Ltd.	5,300	202,474
Furukawa Battery Co. Ltd. (The)(c)	5,300	50,919
Furukawa Co. Ltd.	10,600	120,162
Furukawa Electric Co. Ltd.	21,200	538,595
Futaba Industrial Co. Ltd.	15,900	77,400
GLOBERIDE Inc.	5,300	68,576
Glory Ltd.	15,900	285,775
Godo Steel Ltd.	2,800	80,946
GungHo Online Entertainment Inc.	13,200	283,983
Gunze Ltd.	5,300	208,417
H.U. Group Holdings Inc.	17,800	330,043
H2O Retailing Corp.	31,800	458,955
Hamakyorex Co. Ltd.	21,200	184,599
Hanwa Co. Ltd.	12,600	439,001
Happinet Corp.	5,300	153,776
Heiwado Co. Ltd.	10,600	177,095
Hodogaya Chemical Co. Ltd.	2,000	64,166
Hogy Medical Co. Ltd.	5,300	172,480
Hokkaido Gas Co. Ltd.	26,500	110,392
Hosiden Corp.	17,000	248,646
Hosokawa Micron Corp.	5,300	152,717
Inabata & Co. Ltd.	13,300	309,733
Inageya Co. Ltd.	5,300	45,342
Integrated Design & Engineering Holdings Co. Ltd., NVS	5,300	158,250
Ishihara Sangyo Kaisha Ltd.	10,600	112,157
Itochu Enex Co. Ltd.	15,900	173,771
J Trust Co. Ltd.	31,800	92,276
Japan Petroleum Exploration Co. Ltd.	53,000	387,519
Japan Pulp & Paper Co. Ltd.	26,000	122,558
Japan Wool Textile Co. Ltd. (The)	15,900	146,719
Joshin Denki Co. Ltd.	5,300	100,051
Joyful Honda Co. Ltd.	18,900	274,247
Juroku Financial Group Inc.	10,600	294,015
Kanamoto Co. Ltd.	10,600	221,474
Kanematsu Corp.	28,200	478,676
Kanto Denka Kogyo Co. Ltd.	15,900	105,834
Kato Sangyo Co. Ltd.	10,600	314,524
Kawada Technologies Inc.	5,300	95,036
KH Neochem Co. Ltd.	10,600	155,249
Kissei Pharmaceutical Co. Ltd.	12,300	305,659
Kitz Corp.	26,500	193,108
Kiyo Bank Ltd. (The)	21,200	248,673
Koa Corp.	10,600	84,294
Komeri Co. Ltd.	10,600	274,423

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Konishi Co. Ltd.	21,200	$179,460
Konoike Transport Co. Ltd.	10,600	185,166
Koshidaka Holdings Co. Ltd.	15,900	113,005
KPP Group Holdings Co. Ltd.	15,900	74,897
Krosaki Harima Corp.	5,300	83,002
Kumiai Chemical Industry Co. Ltd.	31,800	187,457
Kurabo Industries Ltd.	5,300	179,758
Kurimoto Ltd.	3,100	88,830
KYB Corp.	6,500	219,563
Kyoei Steel Ltd.	5,300	64,381
Kyorin Pharmaceutical Co. Ltd.	10,600	112,833
Leopalace21 Corp.	74,200	311,115
Life Corp.	6,600	167,434
Lintec Corp.	15,900	367,709
Makino Milling Machine Co. Ltd.	6,900	284,176
Mandom Corp.	10,600	91,686
Mars Group Holdings Corp.	5,300	122,307
MARUKA FURUSATO Corp.	5,300	83,450
Marusan Securities Co. Ltd.	19,800	127,717
Maruzen Showa Unyu Co. Ltd.	5,300	202,404
Matsuda Sangyo Co. Ltd.	5,300	118,961
Maxell Ltd.	10,600	136,762
MCJ Co. Ltd.	21,200	225,682
Megachips Corp.	5,300	192,912
Megmilk Snow Brand Co. Ltd.	15,900	299,659
Meidensha Corp.	13,600	318,622
Mimasu Semiconductor Industry Co. Ltd.(c)	1,200	30,788
Mirait One Corp.	28,500	423,674
Mitsubishi Pencil Co. Ltd.	15,900	268,622
Mitsubishi Research Institute Inc.	2,100	61,075
Mitsubishi Shokuhin Co. Ltd.	5,300	195,684
Mitsui DM Sugar Holdings Co. Ltd.	5,300	124,486
Mitsui-Soko Holdings Co. Ltd.	7,400	320,482
Morita Holdings Corp.	13,200	203,536
Musashi Seimitsu Industry Co. Ltd.	15,900	219,624
Musashino Bank Ltd. (The)	10,600	198,513
Nachi-Fujikoshi Corp.	5,300	115,819
Nakayama Steel Works Ltd.	5,300	28,816
Nichiden Corp.	5,300	124,366
Nihon Parkerizing Co. Ltd.	31,800	276,965
Nikkiso Co. Ltd.	15,900	112,411
Nikkon Holdings Co. Ltd.	42,400	560,318
Nippn Corp., New	15,900	246,419
Nippon Beet Sugar Manufacturing Co. Ltd.	5,300	99,914
Nippon Carbon Co. Ltd.	3,500	110,375
Nippon Denko Co. Ltd.	31,800	68,047
Nippon Densetsu Kogyo Co. Ltd.	10,600	142,190
Nippon Light Metal Holdings Co. Ltd.	20,300	231,636
Nippon Road Co. Ltd. (The)	5,000	60,277
Nippon Seiki Co. Ltd.	15,900	129,827
Nippon Soda Co. Ltd.	16,800	292,822
Nippon Thompson Co. Ltd.	15,900	52,422
Nippon Yakin Kogyo Co. Ltd.	5,300	168,375
Nishimatsu Construction Co. Ltd.	10,600	377,550
Nishi-Nippon Financial Holdings Inc.	47,700	547,921
Nishio Holdings Co. Ltd.	5,300	149,256
Nissha Co. Ltd.	13,300	181,391
Nisshin Oillio Group Ltd. (The)	7,400	272,694
Nisshinbo Holdings Inc.	42,400	284,565
Nissin Corp.	5,300	153,995
Nissui Corp.	94,200	604,790
Nittetsu Mining Co. Ltd.	5,300	158,455
Security	Shares	Value
Japan (continued)
Nojima Corp.	21,200	$301,110
Noritake Co. Ltd.	10,600	290,676
Noritz Corp.	10,600	134,751
North Pacific Bank Ltd.	90,100	245,074
NPR-RIKEN Corp., NVS	10,600	171,023
NS United Kaiun Kaisha Ltd.	3,000	95,098
Obara Group Inc.	5,300	149,855
Oiles Corp.	10,600	151,355
Oki Electric Industry Co. Ltd.	28,700	195,848
Okinawa Financial Group Inc.	5,300	84,704
Okura Industrial Co. Ltd.	2,700	50,593
Onward Holdings Co. Ltd.	37,100	136,478
Osaka Steel Co. Ltd.	5,300	127,305
Osaki Electric Co. Ltd.	10,600	54,947
Oyo Corp.	5,300	100,639
Pacific Industrial Co. Ltd.	15,900	153,289
Pacific Metals Co. Ltd.(a)	5,300	51,015
Pack Corp. (The)	5,300	135,749
Prima Meat Packers Ltd.	10,600	175,522
Qol Holdings Co. Ltd.	5,300	52,553
Raito Kogyo Co. Ltd.	14,600	221,349
Riken Vitamin Co. Ltd.	5,300	95,800
RS Technologies Co. Ltd.	5,300	134,164
Ryobi Ltd.	10,600	145,216
S Foods Inc.	5,300	102,312
Sakai Chemical Industry Co. Ltd.	5,300	95,228
Sakai Moving Service Co. Ltd.	5,300	93,084
Sakata INX Corp.	15,900	179,658
San-A Co. Ltd.	10,600	190,586
San-Ai Obbli Co. Ltd.	18,700	255,224
San-In Godo Bank Ltd. (The)	50,900	437,640
Sanoh Industrial Co. Ltd.	5,300	27,596
Sanyo Chemical Industries Ltd.	5,300	153,936
Sanyo Denki Co. Ltd.	2,700	181,922
Sanyo Special Steel Co. Ltd.	5,300	70,811
Sato Holdings Corp.	5,300	77,790
Seika Corp.	5,300	147,767
Seikitokyu Kogyo Co. Ltd.	5,300	56,835
Seiko Group Corp.	10,600	289,108
Seiren Co. Ltd.	13,600	258,009
Sekisui Jushi Corp.	10,600	170,970
Senshu Ikeda Holdings Inc.	90,100	205,979
Shibaura Machine Co. Ltd.	7,800	216,658
Shibuya Corp.	7,000	187,149
Shiga Bank Ltd. (The)	15,900	362,171
Shikoku Kasei Holdings Corp.	10,600	153,055
Shin-Etsu Polymer Co. Ltd.	10,600	114,812
Shinmaywa Industries Ltd.	15,900	147,452
Shinnihon Corp.	10,600	118,659
Shizuoka Gas Co. Ltd.	10,600	78,509
Sinfonia Technology Co. Ltd.	10,600	376,374
SKY Perfect JSAT Holdings Inc.	47,700	298,514
Sodick Co. Ltd.	15,900	88,866
Star Micronics Co. Ltd.	10,600	143,028
Starts Corp. Inc.	10,600	258,285
Stella Chemifa Corp.	5,300	153,257
Sumitomo Mitsui Construction Co. Ltd.	47,700	133,228
Sumitomo Osaka Cement Co. Ltd.	10,600	302,755
Sumitomo Riko Co. Ltd.	10,600	108,752
Sumitomo Warehouse Co. Ltd. (The)	15,900	299,266
Suruga Bank Ltd.	58,300	455,593
SWCC Corp.	10,600	428,220
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tachibana Eletech Co. Ltd.	5,300	$95,037
Tachi-S Co. Ltd.	10,600	135,695
Tadano Ltd.	37,100	249,324
Taihei Dengyo Kaisha Ltd.	5,300	191,546
Taikisha Ltd.	10,600	363,797
Takara Bio Inc.	15,900	111,268
Takara Standard Co. Ltd.	15,900	177,705
Tamura Corp.	26,500	113,044
Tenma Corp.	5,300	96,679
Toa Corp./Tokyo	21,200	145,870
Toagosei Co. Ltd.	31,800	359,623
Toei Co. Ltd.	11,400	362,217
Toenec Corp.	12,000	77,714
Toho Bank Ltd. (The)	58,300	106,897
Toho Holdings Co. Ltd.(c)	18,900	600,686
TOKAI Holdings Corp.	37,100	252,016
Tokuyama Corp.	24,200	489,811
Tokyo Kiraboshi Financial Group Inc.	8,100	235,746
Tokyo Steel Manufacturing Co. Ltd.	26,500	366,254
Tokyotokeiba Co. Ltd.	5,300	162,369
Topre Corp.	13,800	174,007
Topy Industries Ltd.	5,300	73,437
TPR Co. Ltd.	10,600	163,769
TRE Holdings Corp.	10,600	122,351
Trusco Nakayama Corp.	13,400	232,068
TSI Holdings Co. Ltd.	21,200	130,641
Tsubakimoto Chain Co.	31,800	419,355
Tsugami Corp.	10,600	110,619
TV Asahi Holdings Corp.	5,300	73,878
Tv Tokyo Holdings Corp.	1,900	49,360
UACJ Corp.	10,600	379,151
Uchida Yoko Co. Ltd.	2,700	128,274
Unipres Corp.	10,600	83,399
United Arrows Ltd.	10,600	153,180
United Super Markets Holdings Inc.(c)	15,900	94,099
Valor Holdings Co. Ltd.	13,500	207,935
Vital KSK Holdings Inc.	15,900	133,340
Wakita & Co. Ltd.	15,900	192,800
Xebio Holdings Co. Ltd.	5,300	46,479
Yamabiko Corp.	10,600	188,783
Yamazen Corp.	21,200	201,634
Yellow Hat Ltd.	10,600	192,635
Yodogawa Steel Works Ltd.	9,300	365,022
Yokogawa Bridge Holdings Corp.	10,600	197,223
Yokowo Co. Ltd.	5,300	55,399
Yuasa Trading Co. Ltd.	5,300	184,839
Yurtec Corp.	10,600	114,309
Zenrin Co. Ltd.	10,600	64,838
		51,701,535
Netherlands — 0.9%
Fugro NV	38,628	880,148
Koninklijke BAM Groep NV	92,572	433,719
TKH Group NV	13,802	581,259
		1,895,126
New Zealand — 0.5%
Precinct Properties Group	458,025	366,639
Summerset Group Holdings Ltd.	82,331	624,088
		990,727
Norway — 1.4%
Austevoll Seafood ASA	30,600	280,397
DNO ASA	292,265	316,025
Security	Shares	Value
Norway (continued)
Elkem ASA(a)(b)(c)	98,421	$191,379
SpareBank 1 SMN	43,339	630,232
Subsea 7 SA	81,641	1,318,313
		2,736,346
Poland — 0.4%
Bank Millennium SA(a)	208,972	461,835
Enea SA(a)	88,203	262,615
		724,450
Portugal — 0.8%
Banco Comercial Portugues SA, Class R	2,650,770	1,196,203
Sonae SGPS SA	322,330	340,503
		1,536,706
Singapore — 1.6%
Capitaland India Trust	340,000	306,571
COSCO Shipping International Singapore Co. Ltd.(a)(c)	312,700	34,097
Digital Core REIT Management Pte. Ltd.	307,200	188,802
First Resources Ltd.	176,600	201,477
Frasers Centrepoint Trust	377,900	675,201
Hafnia Ltd.	89,742	637,239
iFAST Corp. Ltd.	55,300	314,042
Parkway Life REIT	133,100	434,516
Raffles Medical Group Ltd.	333,900	239,010
UMS Integration Ltd.(c)	211,200	175,986
		3,206,941
Spain — 4.2%
Acerinox SA	67,263	723,318
Almirall SA	31,164	303,920
Applus Services SA(a)	3,789	53,481
Atresmedia Corp. de Medios de Comunicacion SA	30,740	162,521
CIE Automotive SA	14,668	421,903
Construcciones y Auxiliar de Ferrocarriles SA	9,019	358,177
Ence Energia y Celulosa SA	43,299	144,850
Faes Farma SA	109,197	451,568
Fluidra SA	47,222	1,237,911
Indra Sistemas SA	42,268	776,964
Laboratorios Farmaceuticos Rovi SA	7,224	575,913
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	235,675	283,329
Logista Integral SA	21,501	647,209
Pharma Mar SA	4,193	231,826
Tecnicas Reunidas SA(a)	15,267	202,199
Vidrala SA	7,851	889,660
Viscofan SA	13,798	979,739
		8,444,488
Sweden — 6.1%
AFRY AB	34,120	621,562
Alleima AB, NVS	64,187	451,686
Arjo AB, Class B	77,526	341,054
Avanza Bank Holding AB	43,545	1,079,802
Betsson AB	39,885	489,341
Billerud Aktiebolag	75,048	861,049
Bravida Holding AB(b)	70,796	532,786
Bufab AB	10,209	366,297
Bure Equity AB	19,009	772,307
Catena AB	12,770	729,661
Clas Ohlson AB, Class B	12,416	205,851
Cloetta AB, Class B	67,619	162,858
Electrolux Professional AB, Class B	78,158	515,807
Elekta AB, Class B	119,680	853,189
Granges AB	36,633	439,389
Hexpol AB	85,968	889,054

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hufvudstaden AB, Class A	36,928	$504,483
Lindab International AB	23,688	662,240
Modern Times Group MTG AB, Class B(a)	32,013	249,022
NCC AB, Class B	29,117	486,982
Nolato AB, Class B	62,285	342,746
Peab AB, Class B	66,170	530,642
Ratos AB, Class B	66,992	228,871
		12,316,679
Switzerland — 7.1%
ALSO Holding AG, Registered	1,976	634,030
Arbonia AG(a)	18,094	276,979
Aryzta AG(a)	325,050	624,262
Autoneum Holding AG	1,215	172,054
Bossard Holding AG, Class A, Registered	848	238,593
Bucher Industries AG, Registered	2,247	1,019,922
Cembra Money Bank AG	10,186	951,017
COSMO Pharmaceuticals NV	3,378	299,743
EFG International AG	34,334	461,565
Galenica AG(b)	16,850	1,484,583
Huber + Suhner AG, Registered	5,455	565,217
Landis+Gyr Group AG	7,464	694,396
LEM Holding SA, Registered	165	268,216
Medmix AG(b)	8,374	102,307
Rieter Holding AG, Registered	1,048	121,995
Schweiter Technologies AG, NVS	336	169,569
SFS Group AG	6,030	941,597
Siegfried Holding AG, Registered	1,424	1,917,843
St. Galler Kantonalbank AG, Class A, Registered	970	475,206
Sulzer AG, Registered	5,962	978,204
Swissquote Group Holding SA, Registered	3,007	1,084,934
u-blox Holding AG	2,414	222,375
Valiant Holding AG, Registered	5,510	647,125
		14,351,732
United Kingdom — 11.3%
Balfour Beatty PLC	181,387	1,044,713
Bank of Georgia Group PLC	12,438	611,115
Bellway PLC	40,702	1,694,531
Big Yellow Group PLC	65,059	1,102,915
Bodycote PLC	64,369	519,928
Centamin PLC	396,294	776,744
Drax Group PLC	133,639	1,150,597
easyJet PLC	129,127	899,280
Frasers Group PLC(a)	35,416	394,942
Grafton Group PLC	61,392	854,268
Greencore Group PLC(a)	160,840	395,665
Harbour Energy PLC	213,910	762,950
ITV PLC	1,389,475	1,492,349
Keller Group PLC	25,078	541,813
Lancashire Holdings Ltd.	84,548	776,561
Marshalls PLC	88,753	395,132
Mitchells & Butlers PLC(a)	88,404	351,134
Morgan Sindall Group PLC	14,637	602,723
Petershill Partners PLC(b)	89,899	251,504
Security	Shares	Value
United Kingdom (continued)
Pets at Home Group PLC	161,044	$657,550
Playtech PLC(a)	107,205	1,077,825
Plus500 Ltd.	25,284	846,438
Premier Foods PLC	229,368	562,403
Serco Group PLC	377,947	902,542
Shaftesbury Capital PLC	516,550	1,018,957
Sirius Real Estate Ltd.	465,791	607,477
TP ICAP Group PLC	268,734	849,707
Travis Perkins PLC	72,515	902,816
Vesuvius PLC	72,039	376,212
Zigup PLC	77,540	399,446
		22,820,237
Total Common Stocks — 99.0% (Cost: $173,283,235)		199,212,889
Preferred Stocks
Italy — 0.2%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	12,568	301,655
Total Preferred Stocks — 0.2% (Cost: $241,796)		301,655
Total Long-Term Investments — 99.2% (Cost: $173,525,031)		199,514,544
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	2,115,430	2,117,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(e)(f)	10,000	10,000
Total Short-Term Securities — 1.0% (Cost: $2,126,352)		2,127,334
Total Investments — 100.2% (Cost: $175,651,383)		201,641,878
Liabilities in Excess of Other Assets — (0.2)%		(445,823)
Net Assets — 100.0%		$201,196,055

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Developed Small Cap Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,983,718	$—	$(867,577)(a)	$202	$991	$2,117,334	2,115,430	$21,675 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(30,000)(a)	—	—	10,000	10,000	3,447	—
				$202	$991	$2,127,334		$25,122	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	21	12/12/24	$390	$8,467
Mini S&P/TSE 60 Index	10	12/19/24	534	4,539
STOXX Europe 600 Index	23	12/20/24	675	4,655
				$17,661
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$17,661	$—	$—	$—	$17,661

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$18,501	$—	$—	$—	$18,501
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(837)	$—	$—	$—	$(837)

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Developed Small Cap Value Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,439,743
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,364,693	$140,848,196	$—	$199,212,889
Preferred Stocks	—	301,655	—	301,655
Short-Term Securities
Money Market Funds	2,127,334	—	—	2,127,334
	$60,492,027	$141,149,851	$—	$201,641,878
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,539	$13,122	$—	$17,661

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.3%
AUB Group Ltd.	19,898	$423,547
Bapcor Ltd.	83,228	304,903
Brickworks Ltd.	16,162	325,359
CAR Group Ltd.	53,851	1,392,930
Charter Hall Group	109,562	1,204,036
Computershare Ltd.	139,153	2,425,834
CSL Ltd.	49,736	9,824,530
IPH Ltd.	117,909	493,833
Johns Lyng Group Ltd.	44,498	114,299
Netwealth Group Ltd.	11,718	200,518
Northern Star Resources Ltd.	191,602	2,098,856
Pro Medicus Ltd.(a)	945	116,315
PSC Insurance Group Ltd.	38,506	164,252
Steadfast Group Ltd.	244,300	956,252
Technology One Ltd.	17,379	286,015
		20,331,479
Austria — 0.1%
Telekom Austria AG, Class A	45,933	449,947
Belgium — 0.2%
Elia Group SA	4,258	486,647
Lotus Bakeries NV	17	228,125
UCB SA	8,121	1,465,977
		2,180,749
Brazil — 0.4%
Localiza Rent a Car SA	250,658	1,886,480
WEG SA	164,150	1,638,879
		3,525,359
Canada — 19.7%
Agnico Eagle Mines Ltd.	63,174	5,089,140
Alimentation Couche-Tard Inc.	41,626	2,301,287
Atco Ltd., Class I, NVS	19,657	696,196
Brookfield Asset Management Ltd., Class A	81,158	3,836,920
Canadian Imperial Bank of Commerce	255,370	15,664,531
Canadian National Railway Co.	69,619	8,152,287
Canadian Natural Resources Ltd.	599,844	19,918,662
Canadian Tire Corp. Ltd., Class A, NVS	14,228	1,705,214
Canadian Western Bank	15,458	615,257
Cargojet Inc.	1,019	104,089
CCL Industries Inc., Class B, NVS	12,672	772,529
Cogeco Communications Inc.	3,899	206,128
Dollarama Inc.	4,161	426,237
Empire Co. Ltd., NVS	17,963	548,938
Enghouse Systems Ltd.	7,992	198,847
EQB Inc.(a)	3,146	242,501
Finning International Inc.	25,130	824,815
FirstService Corp.	1,355	247,576
Fortis Inc./Canada	119,485	5,428,928
Franco-Nevada Corp.	13,914	1,728,178
George Weston Ltd.	4,579	768,556
Great-West Lifeco Inc.	84,488	2,881,132
Hydro One Ltd.(b)	51,455	1,783,586
iA Financial Corp. Inc.	19,164	1,588,439
Imperial Oil Ltd.	25,575	1,799,298
Intact Financial Corp.	20,264	3,891,131
Loblaw Companies Ltd.	9,646	1,284,374
Magna International Inc.	80,907	3,318,955
Manulife Financial Corp.	472,342	13,959,488
Maple Leaf Foods Inc.	16,223	265,695
Metro Inc.	21,274	1,344,755
Security	Shares	Value
Canada (continued)
North West Co. Inc. (The)	9,113	$345,869
Open Text Corp.	53,920	1,794,875
Parkland Corp.	34,671	893,660
Power Corp. of Canada	181,471	5,724,095
Premium Brands Holdings Corp., Class A	10,413	737,368
RB Global Inc.	14,832	1,193,732
Royal Bank of Canada	182,442	22,770,683
Saputo Inc.	38,580	832,674
Stantec Inc.	5,167	415,515
Stella-Jones Inc.	3,717	244,026
Sun Life Financial Inc.	156,062	9,052,508
TFI International Inc.	5,519	755,957
TMX Group Ltd.	29,570	926,816
Toromont Industries Ltd.	7,432	725,478
Toronto-Dominion Bank (The)	363,577	22,990,207
Tourmaline Oil Corp.	41,726	1,937,824
Waste Connections Inc.	10,050	1,796,434
Wheaton Precious Metals Corp.	30,027	1,833,879
		176,565,269
China — 5.0%
Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	25,189
Apeloa Pharmaceutical Co. Ltd., Class A	11,100	27,005
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,100	71,810
Bank of Chengdu Co. Ltd., Class A	159,200	355,797
Bank of Communications Co. Ltd., Class A	1,350,600	1,416,204
China Coal Energy Co. Ltd., Class A	72,600	151,689
China Coal Energy Co. Ltd., Class H	931,000	1,152,994
China Construction Bank Corp., Class A	323,400	364,216
China Foods Ltd.	356,000	126,851
China Merchants Bank Co. Ltd., Class A	811,500	4,293,715
China Merchants Bank Co. Ltd., Class H	2,228,500	10,799,008
China Merchants Energy Shipping Co. Ltd., Class A	186,500	212,700
China National Nuclear Power Co. Ltd., Class A	227,900	361,148
China Overseas Property Holdings Ltd.	300,000	235,646
China Railway Group Ltd., Class A	509,800	474,289
CSPC Pharmaceutical Group Ltd.	4,086,000	3,129,124
ENN Energy Holdings Ltd.	388,100	2,915,471
Greentown China Holdings Ltd.	568,000	659,989
Guangdong Construction Engineering Group Co. Ltd., Class A	119,600	67,104
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	70,000	183,945
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	12,800	66,872
Haier Smart Home Co. Ltd., Class A	684,400	2,680,836
Haohua Chemical Science & Technology Co. Ltd., Class A, NVS	6,300	28,547
Huaibei Mining Holdings Co. Ltd., Class A	122,600	313,414
Huaxia Bank Co. Ltd., Class A	592,000	625,570
IEIT Systems Co. Ltd., Class A	2,500	14,680
Jiangsu King's Luck Brewery JSC Ltd., Class A	19,400	141,458
Jiangsu Pacific Quartz Co. Ltd., Class A, NVS	65,200	276,947
Kweichow Moutai Co. Ltd., Class A	16,800	4,122,273
Lao Feng Xiang Co. Ltd., Class A	7,900	70,349
Luzhou Laojiao Co. Ltd., Class A	44,500	933,775
Metallurgical Corp. of China Ltd., Class A	282,300	133,340
NAURA Technology Group Co. Ltd., Class A	800	41,602
Ping An Insurance Group Co. of China Ltd., Class A	363,900	2,932,607
Shanghai Tunnel Engineering Co. Ltd., Class A	98,400	92,084
Shede Spirits Co. Ltd., Class A	6,500	54,880
Sinoma Science & Technology Co. Ltd., Class A	65,500	118,664

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Tsingtao Brewery Co. Ltd., Class A	14,600	$161,777
Tsingtao Brewery Co. Ltd., Class H	256,000	1,984,508
Wuliangye Yibin Co. Ltd., Class A	93,400	2,139,904
Xi'An Shaangu Power Co. Ltd., Class A	39,500	49,769
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	4,000	146,255
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	70,600	141,072
Zhongsheng Group Holdings Ltd.	517,500	939,351
		45,234,428
Colombia — 0.1%
Grupo Argos SA	91,106	381,228
Grupo Nutresa SA	9,864	163,554
		544,782
Denmark — 3.2%
Carlsberg A/S, Class B	25,326	3,015,733
DSV A/S	7,680	1,580,621
Novo Nordisk A/S, Class B	195,822	23,226,745
Scandinavian Tobacco Group A/S, Class A(b)	29,629	454,840
		28,277,939
Finland — 0.3%
Huhtamaki OYJ	20,607	800,101
Valmet OYJ	58,521	1,877,144
		2,677,245
France — 4.9%
Equasens	726	41,426
Sanofi SA	223,486	25,731,990
Schneider Electric SE	68,203	17,978,833
		43,752,249
Germany — 4.8%
Atoss Software SE	784	113,485
Bechtle AG	12,613	564,205
Brenntag SE	32,916	2,456,932
Deutsche Boerse AG	26,988	6,335,934
E.ON SE	696,311	10,369,416
FUCHS SE	8,200	308,045
Nemetschek SE	2,849	296,124
SAP SE	92,446	21,145,405
Symrise AG, Class A	9,075	1,255,884
		42,845,430
Greece — 0.2%
Metlen Energy & Metals SA	36,264	1,425,844
Hong Kong — 2.6%
AIA Group Ltd.	2,647,800	23,122,860
United Laboratories International Holdings Ltd. (The)(a)	374,000	481,519
		23,604,379
India — 3.4%
Asian Paints Ltd.	57,853	2,300,064
Astral Ltd.	1,158	27,514
Balaji Amines Ltd.	244	6,669
Berger Paints India Ltd.	9,788	72,665
Bharat Electronics Ltd.	278,655	949,442
CRISIL Ltd.	2,228	123,954
Grindwell Norton Ltd.	3,097	88,737
Honeywell Automation India Ltd.	55	32,126
Indraprastha Gas Ltd.	22,130	147,410
Infosys Ltd.	648,199	14,478,654
ITC Ltd.	633,058	3,912,551
Security	Shares	Value
India (continued)
KEI Industries Ltd.	371	$18,999
LTIMindtree Ltd.(b)	7,635	568,798
Mphasis Ltd.	12,634	452,991
NHPC Ltd., NVS	469,185	530,495
Persistent Systems Ltd., NVS	4,042	262,789
Pidilite Industries Ltd.	10,067	403,962
Redington Ltd.	149,393	329,436
Reliance Industries Ltd.	112,300	3,951,045
Schaeffler India Ltd.	1,742	81,520
Sun Pharmaceutical Industries Ltd.	66,768	1,535,025
Tata Elxsi Ltd.	2,616	240,992
Vinati Organics Ltd.	164	4,082
ZF Commercial Vehicle Control Systems India Ltd.	20	3,795
		30,523,715
Indonesia — 0.9%
Bank Central Asia Tbk PT	11,368,700	7,753,093
Ireland — 0.2%
Kerry Group PLC, Class A	15,404	1,596,288
Italy — 3.9%
Buzzi SpA	11,892	474,515
DiaSorin SpA	1,983	231,865
Enel SpA	3,311,396	26,450,757
Interpump Group SpA	5,116	238,996
Iren SpA	306,810	696,049
Italgas SpA	262,526	1,586,988
Recordati Industria Chimica e Farmaceutica SpA	18,191	1,029,360
Reply SpA	1,395	210,365
Terna - Rete Elettrica Nazionale	467,199	4,207,984
		35,126,879
Japan — 19.6%
AGC Inc.	62,800	2,037,871
Aica Kogyo Co. Ltd.	13,500	319,997
Air Water Inc.	41,800	586,702
Alfresa Holdings Corp.	28,000	442,903
ASKUL Corp.	5,700	85,889
Astellas Pharma Inc.	433,300	5,007,805
Chiba Bank Ltd. (The)	124,000	1,007,912
CyberAgent Inc.	36,700	260,902
Daihen Corp.	3,700	169,951
DCM Holdings Co. Ltd.	19,300	213,263
Dentsu Soken Inc.	3,000	115,926
DTS Corp.	6,800	192,133
eGuarantee Inc.	5,600	55,353
Elecom Co. Ltd.	7,600	76,817
EXEO Group Inc.	44,300	482,896
Fuji Soft Inc.	2,500	157,406
FUJIFILM Holdings Corp.	91,300	2,363,476
Fujimi Inc.	11,500	191,576
Fujitsu General Ltd.	5,800	86,032
Fujitsu Ltd.	95,900	1,971,647
Future Corp.	7,400	93,821
Goldwin Inc.	4,500	260,709
G-Tekt Corp.	6,600	72,934
Heiwa Real Estate Co. Ltd.	5,200	148,896
Hitachi Ltd.	314,700	8,345,002
Hogy Medical Co. Ltd.	2,300	74,850
Hulic Co. Ltd.	121,400	1,235,790
Inpex Corp.	248,200	3,360,324
Japan Elevator Service Holdings Co. Ltd.	3,900	84,991
Japan Material Co. Ltd.	4,700	61,167
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
JCU Corp.	3,200	$78,268
Kameda Seika Co. Ltd.	1,100	34,311
Kandenko Co. Ltd.	11,000	171,583
Kao Corp.	62,200	3,074,335
Katitas Co. Ltd.	11,100	154,841
KDDI Corp.	268,200	8,592,457
KeePer Technical Laboratory Co. Ltd.	600	17,948
Kobayashi Pharmaceutical Co. Ltd.	6,700	266,474
Kohnan Shoji Co. Ltd.	3,900	103,914
Kokuyo Co. Ltd.	17,500	310,702
Komeri Co. Ltd.	2,300	59,545
Kubota Corp.	173,100	2,471,596
Kurita Water Industries Ltd.	10,100	437,000
Kusuri no Aoki Holdings Co. Ltd.	1,000	23,256
Kyowa Kirin Co. Ltd.	27,300	481,755
Lasertec Corp.	5,000	833,633
Life Corp.	5,400	136,992
M3 Inc.	43,600	436,609
Maruwa Co. Ltd./Aichi	200	59,125
Maruzen Showa Unyu Co. Ltd.	2,300	87,836
Max Co. Ltd.	5,000	126,155
MCJ Co. Ltd.	9,600	102,196
Medipal Holdings Corp.	29,100	507,187
Mitsubishi Corp.	619,900	12,881,428
Mitsubishi UFJ Financial Group Inc.	2,042,900	20,977,706
Monogatari Corp. (The)	2,400	65,202
MonotaRO Co. Ltd.	10,500	175,087
Morinaga & Co. Ltd./Japan	11,000	220,342
MS&AD Insurance Group Holdings Inc.	234,900	5,521,132
Murata Manufacturing Co. Ltd.	223,700	4,426,734
NEC Corp.	15,000	1,448,494
NEC Networks & System Integration Corp.	10,100	195,519
Nichias Corp.	6,800	271,692
Nichirei Corp.	12,200	378,024
Nippon Gas Co. Ltd.	20,800	334,470
Nippon Sanso Holdings Corp.	10,100	370,700
Nippon Shinyaku Co. Ltd.	13,500	352,290
Nippon Telegraph & Telephone Corp.	5,801,300	5,947,402
Nissan Chemical Corp.	26,700	958,485
Nisshin Seifun Group Inc.	38,900	492,355
Nitori Holdings Co. Ltd.	3,200	476,423
Nitto Denko Corp.	100,000	1,682,827
Nomura Real Estate Holdings Inc.	22,600	608,914
Nomura Research Institute Ltd.	25,700	953,769
NTT Data Group Corp.	37,000	665,915
Obic Co. Ltd.	24,500	859,563
Okinawa Cellular Telephone Co.	4,300	118,533
Open House Group Co. Ltd.	13,100	495,516
Oracle Corp./Japan	2,600	268,433
Organo Corp.	2,500	122,352
PALTAC Corp.	4,700	145,038
Pan Pacific International Holdings Corp.	18,600	483,299
Raito Kogyo Co. Ltd.	8,700	131,900
Riken Keiki Co. Ltd.	3,200	86,352
Rinnai Corp.	11,600	286,545
Rohto Pharmaceutical Co. Ltd.	9,800	245,290
S Foods Inc.	3,500	67,565
Sangetsu Corp.	16,900	332,339
SBS Holdings Inc.	2,200	41,844
SCSK Corp.	18,400	381,509
Sekisui House Ltd.	131,200	3,642,858
Seven & i Holdings Co. Ltd.	266,500	4,012,864
Security	Shares	Value
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	221,800	$9,269,107
Shin-Etsu Polymer Co. Ltd.	8,200	88,817
Shionogi & Co. Ltd.	129,000	1,849,109
Ship Healthcare Holdings Inc.	9,900	161,768
SHO-BOND Holdings Co. Ltd.	6,800	269,624
Shoei Co. Ltd.	10,300	160,894
SMS Co. Ltd.	3,800	57,101
Sompo Holdings Inc.	179,100	4,037,055
Sony Group Corp.	233,500	4,536,340
Strike Co. Ltd.	900	27,496
Sumitomo Mitsui Financial Group Inc.	729,300	15,582,669
Sumitomo Realty & Development Co. Ltd.	37,600	1,272,780
Sundrug Co. Ltd.	11,000	325,492
Taiyo Yuden Co. Ltd.	22,400	461,295
Takeuchi Manufacturing Co. Ltd.	7,500	233,403
TDK Corp.	154,500	1,973,634
TechnoPro Holdings Inc.	17,400	338,660
Terumo Corp.	79,400	1,504,192
TIS Inc.	22,200	566,693
Tokio Marine Holdings Inc.	292,600	10,789,458
Tokyo Steel Manufacturing Co. Ltd.	9,400	129,916
Tokyo Tatemono Co. Ltd.	41,700	669,774
Tri Chemical Laboratories Inc.	1,000	24,659
Unicharm Corp.	19,500	702,503
Valor Holdings Co. Ltd.	6,600	101,657
Yakult Honsha Co. Ltd.	31,800	736,449
Yamaguchi Financial Group Inc.	36,800	402,057
Yaoko Co. Ltd.	1,700	115,415
Yokogawa Bridge Holdings Corp.	9,300	173,035
Zensho Holdings Co. Ltd.	4,100	227,164
		176,047,585
Malaysia — 0.0%
Allianz Malaysia Bhd	30,200	148,970
TIME dotCom Bhd	146,300	168,173
		317,143
Mexico — 0.2%
Corporativo Fragua SAB de CV	10,621	485,389
Grupo Bimbo SAB de CV, Series A	146,936	505,657
Grupo Comercial Chedraui SA de CV	32,111	241,297
Orbia Advance Corp. SAB de CV	698,583	706,388
		1,938,731
Netherlands — 1.4%
IMCD NV	6,759	1,174,138
Koninklijke KPN NV	1,385,362	5,658,206
Koninklijke Vopak NV	18,502	858,672
Wolters Kluwer NV	27,098	4,570,664
		12,261,680
New Zealand — 0.2%
EBOS Group Ltd.	42,020	964,769
Mainfreight Ltd.	16,848	761,473
Summerset Group Holdings Ltd.	37,928	287,503
		2,013,745
Norway — 0.1%
Borregaard ASA	15,865	298,269
Europris ASA(b)	64,335	411,135
TOMRA Systems ASA	23,140	340,124
		1,049,528
Philippines — 0.1%
International Container Terminal Services Inc.	148,210	1,074,060

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland — 0.0%
Dom Development SA	4,630	$229,034
Neuca SA	244	53,060
		282,094
Portugal — 0.0%
Sonae SGPS SA	409,868	432,976
Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	13,292	354,396
South Africa — 0.4%
Gold Fields Ltd.	227,870	3,533,782
PSG Financial Services Ltd.	188,186	198,669
		3,732,451
South Korea — 0.5%
Cheil Worldwide Inc.	34,047	476,825
Hankook Tire & Technology Co. Ltd.	19,587	617,341
i-SENS Inc.	1,635	21,819
LEENO Industrial Inc.	1,371	197,461
LG Corp.	33,210	1,995,846
NICE Information Service Co. Ltd.	10,561	85,890
Park Systems Corp.	160	23,669
SK Gas Ltd.	819	106,694
Youngone Corp.	5,881	181,124
Youngone Holdings Co. Ltd.	1,832	127,852
Yuhan Corp.	1,828	199,385
		4,033,906
Spain — 3.2%
Iberdrola SA	1,747,578	27,016,025
Vidrala SA	2,845	322,390
Viscofan SA	14,234	1,010,698
		28,349,113
Sweden — 1.2%
AAK AB	16,574	543,474
Assa Abloy AB, Class B	134,761	4,540,086
Atrium Ljungberg AB, Class B	7,425	179,871
Bravida Holding AB(b)	46,730	351,674
Catena AB	4,782	273,237
Evolution AB(b)	46,314	4,555,125
Instalco AB	27,526	113,100
Lifco AB, Class B	11,684	384,797
Platzer Fastigheter Holding AB, Class B	10,320	112,196
		11,053,560
Switzerland — 11.3%
ALSO Holding AG, Registered	863	276,907
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	102	1,315,791
Chocoladefabriken Lindt & Spruengli AG, Registered	11	1,401,075
DKSH Holding AG	9,623	765,402
Geberit AG, Registered	6,389	4,170,777
Givaudan SA, Registered	1,099	6,029,711
Interroll Holding AG, Registered	67	203,378
Logitech International SA, Registered	18,226	1,632,334
Nestle SA, Registered	248,907	25,013,266
Novartis AG, Registered	224,057	25,798,437
Roche Holding AG, Bearer	7,665	2,624,172
Roche Holding AG, NVS	81,247	26,000,434
Siegfried Holding AG, Registered	114	153,535
Sika AG, Registered	16,053	5,321,016
Tecan Group AG, Registered	1,081	355,238
Temenos AG, Registered	9,468	662,893
		101,724,366
Security	Shares	Value
Taiwan — 0.7%
Advantech Co. Ltd.	117,893	$1,194,529
Alchip Technologies Ltd.	4,000	249,316
Allis Electric Co. Ltd.	16,316	62,822
Lotes Co. Ltd.	16,155	704,783
Sinbon Electronics Co. Ltd.	61,000	577,836
Topco Scientific Co. Ltd.	48,000	426,755
Unimicron Technology Corp.	230,000	1,044,422
Universal Vision Biotechnology Co. Ltd.	12,000	97,709
Wistron Corp.	619,000	1,974,177
		6,332,349
Thailand — 0.1%
Gulf Energy Development PCL, NVDR(a)	689,800	1,214,124
Turkey — 0.0%
Enerjisa Enerji AS(b)	84,333	146,165
United Kingdom — 8.2%
Ashtead Group PLC	54,311	4,208,059
BAE Systems PLC	557,040	9,248,017
Bunzl PLC	49,358	2,337,545
Chemring Group PLC	40,775	199,576
Clarkson PLC	6,786	333,885
Coca-Cola HBC AG, Class DI	45,549	1,623,925
Cranswick PLC	8,621	578,598
Croda International PLC	29,064	1,642,180
DCC PLC	30,444	2,078,391
Diageo PLC	583,949	20,397,275
Diploma PLC	13,979	830,979
Drax Group PLC	110,390	950,429
Gamma Communications PLC	7,585	169,148
GlobalData PLC, NVS	59,477	164,602
Halma PLC	25,906	905,815
Hargreaves Lansdown PLC	106,192	1,582,604
Hikma Pharmaceuticals PLC	39,976	1,022,972
Hilton Food Group PLC	20,178	242,253
JTC PLC(b)	15,020	212,457
London Stock Exchange Group PLC	44,268	6,060,774
Pearson PLC	118,503	1,610,977
RELX PLC	251,207	11,861,069
Sage Group PLC (The)	154,371	2,120,475
Sirius Real Estate Ltd.	632,032	824,285
Softcat PLC	18,401	381,811
Spectris PLC	22,708	829,882
Spirax Group PLC	12,774	1,287,683
YouGov PLC	17,316	101,663
		73,807,329
Total Common Stocks — 99.4% (Cost: $746,520,959)		892,580,375
Preferred Stocks
Germany — 0.1%
FUCHS SE, Preference Shares, NVS	15,370	746,868
South Korea — 0.0%
LG Corp., Preference Shares, NVS	1,127	51,942
Total Preferred Stocks — 0.1% (Cost: $635,391)		798,810
Total Long-Term Investments — 99.5% (Cost: $747,156,350)		893,379,185
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	443,682	$444,081
Total Short-Term Securities — 0.0% (Cost: $443,912)		444,081
Total Investments — 99.5% (Cost: $747,600,262)		893,823,266
Other Assets Less Liabilities — 0.5%		4,052,389
Net Assets — 100.0%		$897,875,655

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$130,786	$313,060 (a)	$—	$47	$188	$444,081	443,682	$1,929 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	230,000	—	(230,000)(a)	—	—	—	—	32,327	—
				$47	$188	$444,081		$34,256	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	3	12/19/24	$641	$2,330
MSCI EAFE Index	27	12/20/24	3,358	8,773
				$11,103

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® International Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,103	$—	$—	$—	$11,103

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$132,919	$—	$—	$—	$132,919
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(14,373)	$—	$—	$—	$(14,373)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,997,568
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$196,445,591	$696,134,784	$—	$892,580,375
Preferred Stocks	—	798,810	—	798,810
Short-Term Securities
Money Market Funds	444,081	—	—	444,081
	$196,889,672	$696,933,594	$—	$893,823,266
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,103	$—	$—	$11,103

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $921 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
iShares® Latin America 40 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 41.7%
Ambev SA, Class A, ADR	13,504,278	$32,950,438
B3 SA - Brasil Bolsa Balcao	16,976,209	33,374,672
Banco do Brasil SA	8,770,201	43,756,826
CCR SA	3,029,487	6,728,857
Centrais Eletricas Brasileiras SA	2,791,839	20,166,100
Localiza Rent a Car SA	2,650,868	19,950,729
NU Holdings Ltd./Cayman Islands, Class A(a)	9,806,148	133,853,920
Petroleo Brasileiro SA, ADR	5,694,792	82,061,953
Rede D'Or Sao Luiz SA(b)	3,293,221	18,697,675
Telefonica Brasil SA, Class A, ADR NVS	1,213,941	12,467,174
Vale SA, Class B, ADR	10,975,132	128,189,542
WEG SA	4,496,366	44,891,853
		577,089,739
Chile — 6.4%
Banco de Chile	135,030,436	17,244,474
Banco Santander Chile, ADR	475,842	9,878,480
Cencosud SA	3,817,253	7,704,119
Empresas CMPC SA	3,412,609	5,934,972
Empresas Copec SA	1,113,972	7,457,184
Enel Americas SA	59,723,926	6,095,918
Falabella SA(a)	2,380,440	8,820,716
Latam Airlines Group SA	573,502,279	7,378,429
Sociedad Quimica y Minera de Chile SA, ADR	437,127	18,219,453
		88,733,745
Colombia — 1.7%
Bancolombia SA, ADR	345,955	10,856,068
Ecopetrol SA, ADR	755,077	6,742,837
Interconexion Electrica SA ESP	1,356,111	5,506,919
		23,105,824
Mexico — 23.9%
America Movil SAB de CV, Series B	58,341,934	47,852,831
Arca Continental SAB de CV	1,527,397	14,281,046
Cemex SAB de CV, NVS	46,331,323	28,377,641
Fibra Uno Administracion SA de CV	8,640,693	10,058,135
Fomento Economico Mexicano SAB de CV	5,404,182	53,344,683
Grupo Bimbo SAB de CV, Series A	4,386,131	15,094,172
Grupo Carso SAB de CV, Series A1	1,656,999	10,258,414
Grupo Financiero Banorte SAB de CV, Class O	7,589,858	53,772,737
Grupo Mexico SAB de CV, Series B	9,531,040	53,134,701
Wal-Mart de Mexico SAB de CV	14,951,460	44,930,314
		331,104,674
Security	Shares	Value
Peru — 4.9%
Credicorp Ltd.	207,990	$37,639,950
Southern Copper Corp.	264,465	30,590,667
		68,230,617
Total Common Stocks — 78.6% (Cost: $1,135,260,694)		1,088,264,599
Preferred Stocks
Brazil — 20.3%
Banco Bradesco SA, Class A, Preference Shares, ADR	16,258,063	43,246,448
Gerdau SA, Preference Shares, ADR	4,247,799	14,867,297
Itau Unibanco Holding SA, Preference Shares, ADR	14,831,710	98,630,871
Itausa SA, Preference Shares, NVS	16,805,930	34,150,494
Petroleo Brasileiro SA, Preference Shares, ADR	6,772,754	89,332,625
		280,227,735
Total Preferred Stocks — 20.3% (Cost: $337,966,811)		280,227,735
Total Long-Term Investments — 98.9% (Cost: $1,473,227,505)		1,368,492,334
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	3,320,000	3,320,000
Total Short-Term Securities — 0.2% (Cost: $3,320,000)		3,320,000
Total Investments — 99.1% (Cost: $1,476,547,505)		1,371,812,334
Other Assets Less Liabilities — 0.9%		12,423,802
Net Assets — 100.0%		$1,384,236,136

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Latin America 40 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,741,021	$—	$(3,743,176)(b)	$2,155	$—	$—	—	$77,226 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,050,000	—	(7,730,000)(b)	—	—	3,320,000	3,320,000	69,689	—
				$2,155	$—	$3,320,000		$146,915	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	170	12/20/24	$4,594	$(38,952)
MSCI Brazil Index	182	12/20/24	10,203	(154,521)
				$(193,473)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$193,473	$—	$—	$—	$193,473

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,789,211)	$—	$—	$—	$(1,789,211)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(464,177)	$—	$—	$—	$(464,177)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® Latin America 40 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$20,476,451
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,054,742,225	$33,522,374	$—	$1,088,264,599
Preferred Stocks	280,227,735	—	—	280,227,735
Short-Term Securities
Money Market Funds	3,320,000	—	—	3,320,000
	$1,338,289,960	$33,522,374	$—	$1,371,812,334
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(193,473)	$—	$—	$(193,473)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
September 30, 2024

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,377,575,622	$26,433,232	$8,921,072	$1,767,181,563
Investments, at value—affiliated(c)	4,771,262	11,617,899	707,122	7,152,556
Cash	54,248	9,226	197,835	11,949
Cash pledged for futures contracts	360,000	2,181	5,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	—	364,983
Foreign currency, at value(e)	2,398,838	4,912	708	2,089,532
Receivables:
Investments sold	35,648,346	—	630,926	—
Securities lending income—affiliated	779	2,943	306	683
Capital shares sold	—	16,716	—	—
Dividends—unaffiliated	2,687,233	711	88,955	1,328,433
Dividends—affiliated	2,196	209	93	8,340
Tax reclaims	—	—	—	4,989,581
Total assets	1,423,498,524	38,088,029	10,552,017	1,783,127,620
LIABILITIES
Collateral on securities loaned, at value	3,327,895	11,583,646	676,951	4,251,691
Payables:
Investments purchased	—	23,604	619,534	2,303,257
Investment advisory fees	541,602	8,190	4,352	850,468
IRS compliance fee for foreign withholding tax claims	—	—	—	4,428,370
Professional fees	—	—	—	6,463
Variation margin on futures contracts	636,711	110	1,998	65,714
Total liabilities	4,506,208	11,615,550	1,302,835	11,905,963
Commitments and contingent liabilities
NET ASSETS	$1,418,992,316	$26,472,479	$9,249,182	$1,771,221,657
NET ASSETS CONSIST OF
Paid-in capital	$1,355,403,820	$21,928,214	$42,743,014	$2,029,149,768
Accumulated earnings (loss)	63,588,496	4,544,265	(33,493,832)	(257,928,111)
NET ASSETS	$1,418,992,316	$26,472,479	$9,249,182	$1,771,221,657
NET ASSET VALUE
Shares outstanding	19,550,000	900,000	400,000	30,400,000
Net asset value	$72.58	$29.41	$23.12	$58.26
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$1,146,426,249	$20,632,950	$8,416,698	$1,597,139,173
(b) Securities loaned, at value	$3,154,821	$10,532,428	$642,129	$4,072,166
(c) Investments, at cost—affiliated	$4,769,382	$11,613,551	$706,718	$7,151,858
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$395,003
(e) Foreign currency, at cost	$2,385,476	$4,888	$885	$2,054,147
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2024

	iShares Future AI & Tech ETF	iShares Future Metaverse Tech and Communications ETF	iShares India 50 ETF	iShares International Developed Small Cap Value Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$608,328,714	$6,848,223	$1,003,298,685	$199,514,544
Investments, at value—affiliated(c)	42,981,800	383,584	23,420,000	2,127,334
Cash	135	5,719	16,726	37,916
Cash pledged for futures contracts	45,000	—	25,000	106,000
Foreign currency, at value(d)	267,437	10,406	24,926,039	1,547,659
Receivables:
Investments sold	—	—	2,179,482	—
Securities lending income—affiliated	4,900	119	—	2,215
Dividends—unaffiliated	140,245	1,222	—	909,842
Dividends—affiliated	5,481	20	171,968	313
Tax reclaims	63,793	273	—	348,740
Variation margin on futures contracts	1,592	—	—	—
Total assets	651,839,097	7,249,566	1,054,037,900	204,594,563
LIABILITIES
Collateral on securities loaned, at value	33,947,669	383,351	—	2,115,227
Payables:
Investments purchased	8,200,781	—	—	1,222,913
Deferred foreign capital gain tax	—	—	45,204,525	—
Foreign taxes	—	—	318	—
Investment advisory fees	231,576	2,539	728,820	48,416
Variation margin on futures contracts	—	—	3,793	11,952
Total liabilities	42,380,026	385,890	45,937,456	3,398,508
Commitments and contingent liabilities
NET ASSETS	$609,459,071	$6,863,676	$1,008,100,444	$201,196,055
NET ASSETS CONSIST OF
Paid-in capital	$650,658,373	$5,574,089	$482,216,243	$180,178,634
Accumulated earnings (loss)	(41,199,302)	1,289,587	525,884,201	21,017,421
NET ASSETS	$609,459,071	$6,863,676	$1,008,100,444	$201,196,055
NET ASSET VALUE
Shares outstanding	17,800,000	200,000	17,900,000	5,300,000
Net asset value	$34.24	$34.32	$56.32	$37.96
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$551,938,160	$5,985,298	$719,668,376	$173,525,031
(b) Securities loaned, at value	$33,313,255	$372,785	$—	$2,017,952
(c) Investments, at cost—affiliated	$42,979,180	$383,454	$23,420,000	$2,126,352
(d) Foreign currency, at cost	$266,744	$10,366	$24,926,039	$1,550,757
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2024

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$893,379,185	$1,368,492,334
Investments, at value—affiliated(c)	444,081	3,320,000
Cash	511,097	52,645
Cash pledged for futures contracts	113,000	936,000
Foreign currency collateral pledged for futures contracts(d)	11,830	414,728
Foreign currency, at value(e)	766,391	3,364,518
Receivables:
Investments sold	49,490	—
Securities lending income—affiliated	252	15,283
Capital shares sold	57,161	—
Dividends—unaffiliated	2,850,327	8,280,104
Dividends—affiliated	9,285	8,617
Tax reclaims	1,293,437	—
Total assets	899,485,536	1,384,884,229
LIABILITIES
Bank borrowings	921	—
Collateral on securities loaned, at value	444,019	—
Payables:
Investments purchased	52,501	—
Deferred foreign capital gain tax	995,381	—
Foreign taxes	(41)	—
Investment advisory fees	104,704	533,519
Variation margin on futures contracts	12,396	114,574
Total liabilities	1,609,881	648,093
Commitments and contingent liabilities
NET ASSETS	$897,875,655	$1,384,236,136
NET ASSETS CONSIST OF
Paid-in capital	$783,457,662	$2,630,100,446
Accumulated earnings (loss)	114,417,993	(1,245,864,310)
NET ASSETS	$897,875,655	$1,384,236,136
NET ASSET VALUE
Shares outstanding	12,100,000	53,500,000
Net asset value	$74.20	$25.87
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$747,156,350	$1,473,227,505
(b) Securities loaned, at value	$413,224	$—
(c) Investments, at cost—affiliated	$443,912	$3,320,000
(d) Foreign currency collateral pledged, at cost	$11,859	$420,233
(e) Foreign currency, at cost	$768,496	$3,369,193
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended September 30, 2024

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF
INVESTMENT INCOME
Dividends—unaffiliated	$29,816,954	$23,999	$451,802	$37,224,653
Dividends—affiliated	18,688	515	669	88,942
Interest—unaffiliated	11,717	144	307	9,387
Securities lending income—affiliated—net	6,551	35,606	5,043	7,744
Foreign taxes withheld	(3,008,206)	(662)	(21,996)	(3,486,937)
Foreign withholding tax claims	—	—	—	113,509
IRS compliance fee for foreign withholding tax claims	—	—	—	(140,608)
Total investment income	26,845,704	59,602	435,825	33,816,690
EXPENSES
Investment advisory	3,686,220	48,979	43,602	5,106,049
Commitment costs	7,388	—	74	—
Interest expense	413	—	384	—
Professional	—	—	—	17,588
Total expenses	3,694,021	48,979	44,060	5,123,637
Net investment income	23,151,683	10,623	391,765	28,693,053
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	70,327,253	365,003	(1,679,321)	(3,248,442)
Investments—affiliated	(460)	453	(186)	(1,503)
Foreign currency transactions	(150,808)	(1,232)	(725)	162,623
Futures contracts	(58,841)	1,222	6,133	202,308
In-kind redemptions—unaffiliated(a)	(22,038,142)	1,580,607	3,427,855	11,338,994
	48,079,002	1,946,053	1,753,756	8,453,980
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	173,432,958	(3,185,932)	(1,475,239)	81,148,113
Investments—affiliated	1,298	3,799	637	1,471
Foreign currency translations	106,598	197	155	283,045
Futures contracts	(235,992)	(112)	7,242	(52,591)
	173,304,862	(3,182,048)	(1,467,205)	81,380,038
Net realized and unrealized gain (loss)	221,383,864	(1,235,995)	286,551	89,834,018
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,535,547	$(1,225,372)	$678,316	$118,527,071
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2024

	iShares Future AI & Tech ETF
	Period From 08/01/24 to 09/30/24(a) (unaudited)	Year Ended 07/31/24
INVESTMENT INCOME
Dividends—unaffiliated	$525,694	$5,317,794
Dividends—affiliated	11,529	43,064
Interest—unaffiliated	3,476	9,584
Securities lending income—affiliated—net	588,273	2,277,067
Foreign taxes withheld	(14,255)	(479,816)
Foreign withholding tax claims	—	17,754
Total investment income	1,114,717	7,185,447
EXPENSES
Investment advisory	472,726	2,734,104
Interest expense	2,006	417
Commitment fees	—	3,234
Professional fees	—	1,775
Total expenses	474,732	2,739,530
Net investment income	639,985	4,445,917
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(b)	(21,569,803)	(15,141,868)
Investments—affiliated	12,213	(4,843)
Foreign currency transactions	67,838	(77,172)
Futures contracts	(45,438)	133,174
In-kind redemptions—unaffiliated(c)	7,862,806	7,464,772
	(13,672,384)	(7,625,937)
Net change in net unrealized appreciation (depreciation) on:
Investments—unaffiliated(d)	22,457,736	(3,632,618)
Investments—affiliated	3,970	1,376
Foreign currency translations	(8,297)	10,682
Futures contracts	44,191	(41,077)
	22,497,600	(3,661,637)
Net realized and unrealized gain (loss)	8,825,216	(11,287,574)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,465,201	$(6,841,657)
(a) The Fund’s fiscal year-end changed from July 31 to March 31.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(465,739)	$(340,779)
(c) See Note 2 of the Notes to Financial Statements.
(d) Net of reduction/increase in deferred foreign capital gain tax of	$606,718	$(364,795)
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2024

	iShares Future Metaverse Tech and Communications ETF	iShares India 50 ETF	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF
INVESTMENT INCOME
Dividends—unaffiliated	$13,971	$8,061,228	$4,165,038	$12,691,410
Dividends—affiliated	23	789,808	3,447	32,327
Interest—unaffiliated	82	25,761	1,086	11,410
Securities lending income—affiliated—net	673	—	21,675	1,929
Non-cash dividends—unaffiliated	—	—	—	611,931
Foreign taxes withheld	(422)	(1,898,187)	(416,348)	(1,332,189)
Total investment income	14,327	6,978,610	3,774,898	12,016,818
EXPENSES
Investment advisory	15,296	4,116,492	284,640	543,171
Commitment costs	15	4,355	—	1,451
Interest expense	—	—	301	5,919
Total expenses	15,311	4,120,847	284,941	550,541
Net investment income (loss)	(984)	2,857,763	3,489,957	11,466,277
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	45,314	(142,059)	6,074,428	2,173,940
Investments—affiliated	44	—	202	47
Foreign currency transactions	35	(150,776)	(28,363)	(96,186)
Futures contracts	26	328,128	18,501	132,919
In-kind redemptions—unaffiliated(b)	—	—	—	2,000,429
	45,419	35,293	6,064,768	4,211,149
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	233,445	100,489,383	7,992,698	73,954,581
Investments—affiliated	161	—	991	188
Foreign currency translations	78	52	20,225	76,097
Futures contracts	—	(48,138)	(837)	(14,373)
	233,684	100,441,297	8,013,077	74,016,493
Net realized and unrealized gain	279,103	100,476,590	14,077,845	78,227,642
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$278,119	$103,334,353	$17,567,802	$89,693,919
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(1,960,026)	$—	$(482,672)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(23,449,019)	$—	$(751,644)
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2024

iShares Latin America 40 ETF
INVESTMENT INCOME
Dividends—unaffiliated	$52,279,040
Dividends—affiliated	69,689
Interest—unaffiliated	36,485
Securities lending income—affiliated—net	77,226
Foreign taxes withheld	(3,029,773)
Total investment income	49,432,667
EXPENSES
Investment advisory	3,466,141
Commitment costs	7,458
Interest expense	3,566
Total expenses	3,477,165
Net investment income	45,955,502
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(37,786,868)
Investments—affiliated	2,155
Foreign currency transactions	(354,757)
Futures contracts	(1,789,211)
In-kind redemptions—unaffiliated(a)	26,451,167
(13,477,514)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(150,972,885)
Foreign currency translations	(2,457)
Futures contracts	(464,177)
(151,439,519)
Net realized and unrealized loss	(164,917,033)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,961,531)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Blockchain and Tech ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$23,151,683	$30,963,243	$10,623	$101,889
Net realized gain (loss)	48,079,002	(105,376,713)	1,946,053	119,762
Net change in unrealized appreciation (depreciation)	173,304,862	79,963,795	(3,182,048)	8,314,343
Net increase (decrease) in net assets resulting from operations	244,535,547	5,550,325	(1,225,372)	8,535,994
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,044,166)(b)	(38,351,614)	(52,478)(b)	(259,294)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(298,102,512)	(161,119,817)	4,129,341	8,814,903
NET ASSETS
Total increase (decrease) in net assets	(62,611,131)	(193,921,106)	2,851,491	17,091,603
Beginning of period	1,481,603,447	1,675,524,553	23,620,988	6,529,385
End of period	$1,418,992,316	$1,481,603,447	$26,472,479	$23,620,988

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Emerging Markets Infrastructure ETF		iShares Europe ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$391,765	$665,726	$28,693,053	$46,840,315
Net realized gain (loss)	1,753,756	(411,751)	8,453,980	39,272,989
Net change in unrealized appreciation (depreciation)	(1,467,205)	789,401	81,380,038	132,307,014
Net increase in net assets resulting from operations	678,316	1,043,376	118,527,071	218,420,318
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(348,034)(b)	(577,244)	(37,676,864)(b)	(51,798,895)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(13,087,933)	(1,072,183)	(5,612,499)	(303,570,869)
NET ASSETS
Total increase (decrease) in net assets	(12,757,651)	(606,051)	75,237,708	(136,949,446)
Beginning of period	22,006,833	22,612,884	1,695,983,949	1,832,933,395
End of period	$9,249,182	$22,006,833	$1,771,221,657	$1,695,983,949

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Future AI & Tech ETF
	Period From 08/01/24 to 09/30/24(a) (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$639,985	$4,445,917	$2,947,690
Net realized loss	(13,672,384)	(7,625,937)	(23,400,784)
Net change in unrealized appreciation (depreciation)	22,497,600	(3,661,637)	90,466,793
Net increase (decrease) in net assets resulting from operations	9,465,201	(6,841,657)	70,013,699
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(4,879,653)	(2,261,595)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(38,206,848)	138,902,356	182,260,510
NET ASSETS
Total increase (decrease) in net assets	(28,741,647)	127,181,046	250,012,614
Beginning of period	638,200,718	511,019,672	261,007,058
End of period	$609,459,071	$638,200,718	$511,019,672

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Future Metaverse Tech and Communications ETF		iShares India 50 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(984)	$5,432	$2,857,763	$1,713,797
Net realized gain (loss)	45,419	868,117	35,293	(4,252,688)
Net change in unrealized appreciation (depreciation)	233,684	395,279	100,441,297	141,264,400
Net increase in net assets resulting from operations	278,119	1,268,828	103,334,353	138,725,509
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(822)(b)	(18,538)	(715,481)(b)	(2,801,756)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(14,332)	38,188,195	154,597,664
NET ASSETS
Total increase in net assets	277,297	1,235,958	140,807,067	290,521,417
Beginning of period	6,586,379	5,350,421	867,293,377	576,771,960
End of period	$6,863,676	$6,586,379	$1,008,100,444	$867,293,377

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares International Developed Small Cap Value Factor ETF		iShares International Dividend Growth ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,489,957	$5,685,058	$11,466,277	$17,872,535
Net realized gain (loss)	6,064,768	(8,472,982)	4,211,149	5,534,730
Net change in unrealized appreciation (depreciation)	8,013,077	28,515,860	74,016,493	58,991,720
Net increase in net assets resulting from operations	17,567,802	25,727,936	89,693,919	82,398,985
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,287,871)(b)	(6,703,298)	(10,990,512)(b)	(18,517,342)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,413,826	6,476,894	161,134,704	(1,263,770)
NET ASSETS
Total increase in net assets	17,693,757	25,501,532	239,838,111	62,617,873
Beginning of period	183,502,298	158,000,766	658,037,544	595,419,671
End of period	$201,196,055	$183,502,298	$897,875,655	$658,037,544

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Latin America 40 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$45,955,502	$87,986,652
Net realized gain (loss)	(13,477,514)	4,972,154
Net change in unrealized appreciation (depreciation)	(151,439,519)	185,086,957
Net increase (decrease) in net assets resulting from operations	(118,961,531)	278,045,763
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(37,235,644)(b)	(72,678,562)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(186,697,831)	518,630,934
NET ASSETS
Total increase (decrease) in net assets	(342,895,006)	723,998,135
Beginning of period	1,727,131,142	1,003,133,007
End of period	$1,384,236,136	$1,727,131,142

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$61.35	$61.83	$68.67	$90.91	$56.05	$61.05
Net investment income(a)	1.04	1.20	1.17	0.93	1.31	1.42
Net realized and unrealized gain (loss)(b)	10.57	(0.16)	(6.54)	(21.99)	34.52	(4.94)
Net increase (decrease) from investment operations	11.61	1.04	(5.37)	(21.06)	35.83	(3.52)
Distributions from net investment income(c)	(0.38)(d)	(1.52)	(1.47)	(1.18)	(0.97)	(1.48)
Net asset value, end of period	$72.58	$61.35 (e)	$61.83	$68.67	$90.91	$56.05
Total Return(f)
Based on net asset value	18.99%(g)	1.87%(e)	(7.77)%	(23.36)%	64.22%	(6.00)%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.14%(i)	2.06%	1.95%	1.12%	1.66%	2.32%
Supplemental Data
Net assets, end of period (000)	$1,418,992	$1,481,603	$1,675,525	$1,885,125	$3,172,670	$1,059,289
Portfolio turnover rate(j)	9%	11%	12%	13%	46%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) For financial reporting purposes, the market values of certain investments were adjusted as of the report date. Accordingly, the NAV per share and total return presented herein is different than the information previously published as of March 28, 2024.

(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Blockchain and Tech ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Period From 04/25/22(a) to 03/31/23
Net asset value, beginning of period	$31.49	$16.32	$25.56
Net investment income(b)	0.02	0.20	0.22
Net realized and unrealized gain(c)	(2.02)	15.49	(9.38)
Net increase from investment operations	(2.00)	15.69	(9.16)
Distributions from net investment income(d)	(0.08)(e)	(0.52)	(0.08)
Net asset value, end of period	$29.41	$31.49	$16.32
Total Return(f)
Based on net asset value	(6.38)%(g)	97.46%	(35.71)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%(i)
Net investment income	0.10%(i)	0.89%	1.56%(i)
Supplemental Data
Net assets, end of period (000)	$26,472	$23,621	$6,529
Portfolio turnover rate(j)	27%	81%	87%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$22.01	$21.54	$22.88	$24.74	$19.80	$28.64
Net investment income(a)	0.60	0.65	0.57	0.95	0.65	0.75
Net realized and unrealized gain (loss)(b)	0.86	0.39	(1.27)	(1.84)	4.91	(8.94)
Net increase (decrease) from investment operations	1.46	1.04	(0.70)	(0.89)	5.56	(8.19)
Distributions from net investment income(c)	(0.35)(d)	(0.57)	(0.64)	(0.97)	(0.62)	(0.65)
Net asset value, end of period	$23.12	$22.01	$21.54	$22.88	$24.74	$19.80
Total Return(e)
Based on net asset value	6.76%(f)	4.95%	(3.11)%	(3.83)%	28.33%	(29.33)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)(i)	0.60%	0.60%	0.60%	0.60%	0.75%
Net investment income	5.39%(h)	3.06%	2.70%	3.96%	2.90%	2.60%
Supplemental Data
Net assets, end of period (000)	$9,249	$22,007	$22,613	$20,595	$16,083	$12,870
Portfolio turnover rate(j)	7%	15%	26%	23%	27%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Interest expense was not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.61%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Europe ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$55.61	$50.08	$50.17	$50.25	$35.42	$43.40
Net investment income(a)	0.94 (b)	1.40 (b)	1.45 (b)	1.24 (b)	0.85	1.24
Net realized and unrealized gain (loss)(c)	2.95	5.59	(0.15)	0.21	14.82	(7.78)
Net increase (decrease) from investment operations	3.89	6.99	1.30	1.45	15.67	(6.54)
Distributions from net investment income(d)	(1.24)(e)	(1.46)	(1.39)	(1.53)	(0.84)	(1.44)
Net asset value, end of period	$58.26	$55.61	$50.08	$50.17	$50.25	$35.42
Total Return(f)
Based on net asset value	7.11%(b)(g)	14.32%(b)	2.87%(b)	2.69%(b)	44.70%	(15.61)%
Ratios to Average Net Assets(h)
Total expenses	0.59%(i)(j)	0.61%	0.67%	0.63%	0.60%	0.59%
Total expenses excluding professional fees for foreign withholding tax claims	0.59%(i)	0.59%	0.59%	0.58%	0.59%	0.59%
Net investment income	3.34%(b)(i)	2.75%(b)	3.21%(b)	2.34%(b)	1.94%	2.84%
Supplemental Data
Net assets, end of period (000)	$1,771,222	$1,695,984	$1,832,933	$1,943,979	$1,665,944	$1,252,107
Portfolio turnover rate(k)	2%	5%	5%	5%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended
September 30,2024, year ended March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.00,  $0.04, $0.27 and $0.18.
• Total return by 0.01%, 0.10%, 0.56% and 0.36%.
• Ratio of net investment income to average net assets by 0.01, 0.08%, 0.60% and 0.34%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.60%.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future AI & Tech ETF
	Period from 08/01/24 to 09/30/24 (unaudited)(a)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$33.59	$34.53	$28.37	$43.34	$31.43	$24.99
Net investment income(b)	0.04	0.25	0.30	0.11	0.17	0.11
Net realized and unrealized gain (loss)(c)	0.61	(0.92)	6.07	(14.03)	12.00	6.44
Net increase (decrease) from investment operations	0.65	(0.67)	6.37	(13.92)	12.17	6.55
Distributions from net investment income(d)	—	(0.27)	(0.21)	(1.05)	(0.26)	(0.11)
Net asset value, end of period	$34.24	$33.59	$34.53	$28.37	$43.34	$31.43
Total Return(e)
Based on net asset value	1.95%(f)	(1.95)%(g)	22.55%(g)	(32.79)%	38.79%	26.27%
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	0.64%(i)	0.76%(g)	1.02%(g)	0.29%	0.42%	0.40%
Supplemental Data
Net assets, end of period (000)	$609,459	$638,201	$511,020	$261,007	$433,445	$157,172
Portfolio turnover rate(j)	90%	40%	35%	58%	42%	34%
(a) The Fund’s fiscal year-end changed from July 31 to March 31.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and
July 31, 2023 respectively:
• Total return by 0.00% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% and 0.01%.

(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future Metaverse Tech and Communications ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Period From 02/14/23(a) to 03/31/23
Net asset value, beginning of period	$32.93	$26.75	$25.52
Net investment income(b)	(0.00)(c)	0.03	0.03
Net realized and unrealized gain(d)	1.39	6.24	1.20
Net increase from investment operations	1.39	6.27	1.23
Distributions from net investment income(e)	(0.00)(c)(f)	(0.09)	—
Net asset value, end of period	$34.32	$32.93	$26.75
Total Return(g)
Based on net asset value	4.22%(h)	23.48%	4.82%(h)
Ratios to Average Net Assets(i)
Total expenses	0.47%(j)	0.47%	0.47%(j)
Net investment income	(0.03)%(j)	0.09%	0.84%(j)
Supplemental Data
Net assets, end of period (000)	$6,864	$6,586	$5,350
Portfolio turnover rate(k)	14%	51%	7%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Rounds to less than $0.01.
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares India 50 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23(a)	Year Ended 03/31/22(a)	Year Ended 03/31/21(a)	Year Ended 03/31/20(a)
Net asset value, beginning of period	$50.42	$41.20	$46.38	$44.60	$25.87	$37.92
Net investment income(b)	0.16	0.11	0.11	0.05	0.02	0.19
Net realized and unrealized gain (loss)(c)	5.78	9.30	(3.70)	5.10	18.74	(12.01)
Net increase (decrease) from investment operations	5.94	9.41	(3.59)	5.15	18.76	(11.82)
Distributions(d)
From net investment income	(0.04)(e)	(0.07)	—	(3.37)	(0.03)	(0.23)
From net realized gain	—	(0.12)	(1.59)	—	—	—
Total distributions	(0.04)	(0.19)	(1.59)	(3.37)	(0.03)	(0.23)
Net asset value, end of period	$56.32	$50.42	$41.20	$46.38	$44.60	$25.87
Total Return(f)
Based on net asset value	11.78%(g)	22.90%	(7.92)%	11.57%	72.59%	(31.41)%
Ratios to Average Net Assets(h)
Total expenses	0.89%(i)	0.89%	0.93%(j)	0.89%	0.90%	0.93%
Net investment income	0.62%(i)	0.25%	0.25%	0.10%	0.06%	0.51%
Supplemental Data
Net assets, end of period (000)	$1,008,100	$867,293	$576,772	$663,228	$691,284	$483,841
Portfolio turnover rate(k)	8%	10%	108%	12%	8%	26%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.89%.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Developed Small Cap Value Factor ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Period From 03/23/21(a) to 03/31/21
Net asset value, beginning of period	$35.29	$31.60	$34.20	$34.37	$34.52
Net investment income(b)	0.66	1.11	1.09	1.59	0.16
Net realized and unrealized gain (loss)(c)	2.63	3.88	(2.68)	(0.74)	(0.31)
Net increase (decrease) from investment operations	3.29	4.99	(1.59)	0.85	(0.15)
Distributions from net investment income(d)	(0.62)(e)	(1.30)	(1.01)	(1.02)	—
Net asset value, end of period	$37.96	$35.29	$31.60	$34.20	$34.37
Total Return(f)
Based on net asset value	9.48%(g)	16.26%(h)	(4.56)%	2.42%	(0.43)%(g)
Ratios to Average Net Assets(i)
Total expenses	0.30%(j)	0.33%	0.40%	0.40%	0.40%(j)
Total expenses after fees waived	0.30%(j)	0.30%	0.30%	0.30%	0.30%(j)
Total expenses excluding professional fees for foreign withholding tax claims	N/A (j)	0.32%	N/A	N/A	N/A
Net investment income	3.68%(j)	3.45%(h)	3.59%	4.55%	17.96%(j)
Supplemental Data
Net assets, end of period (000)	$201,196	$183,502	$158,001	$164,181	$6,875
Portfolio turnover rate(k)	45%	77%	18%	35%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2024:
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.

(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$67.15	$60.45	$65.02	$64.36	$45.51	$53.81
Net investment income(a)	1.09	1.80 (b)	1.67	1.74	1.53	1.56
Net realized and unrealized gain (loss)(c)	6.99	6.76	(4.77)	0.39	18.87	(8.24)
Net increase (decrease) from investment operations	8.08	8.56	(3.10)	2.13	20.40	(6.68)
Distributions from net investment income(d)	(1.03)(e)	(1.86)	(1.47)	(1.47)	(1.55)	(1.62)
Net asset value, end of period	$74.20	$67.15	$60.45	$65.02	$64.36	$45.51
Total Return(f)
Based on net asset value	12.14%(g)	14.46%(b)	(4.60)%	3.28%	45.29%	(12.75)%
Ratios to Average Net Assets(h)
Total expenses	0.15%(i)	0.15%	0.15%	0.15%	0.19%	0.22%
Net investment income	3.17%(i)	2.88%(b)	2.89%	2.60%	2.66%	2.81%
Supplemental Data
Net assets, end of period (000)	$897,876	$658,038	$595,420	$321,871	$189,855	$79,644
Portfolio turnover rate(j)	12%	38%	37%	40%	66%	35%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2024:
• Net investment income per share by $0.01.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$28.43	$23.88	$30.36	$27.56	$18.34	$33.24
Net investment income(a)	0.83	1.63	2.69	1.70	0.68	0.98
Net realized and unrealized gain (loss)(b)	(2.73)	4.26	(6.26)	3.09	9.09	(14.83)
Net increase (decrease) from investment operations	(1.90)	5.89	(3.57)	4.79	9.77	(13.85)
Distributions from net investment income(c)	(0.66)(d)	(1.34)	(2.91)	(1.99)	(0.55)	(1.05)
Net asset value, end of period	$25.87	$28.43	$23.88	$30.36	$27.56	$18.34
Total Return(e)
Based on net asset value	(6.56)%(f)	24.91%	(11.29)%	19.25%	53.62%	(43.05)%
Ratios to Average Net Assets(g)
Total expenses	0.48%(h)	0.48%	0.48%	0.47%	0.48%	0.48%
Net investment income	6.28%(h)	6.07%	10.76%	6.07%	2.78%	3.08%
Supplemental Data
Net assets, end of period (000)	$1,384,236	$1,727,131	$1,003,133	$1,738,190	$1,770,590	$797,877
Portfolio turnover rate(i)	9%	7%	24%	27%	20%	22%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Asia 50	Non-diversified
Blockchain and Tech	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
Future AI & Tech(a)(b)	Diversified
Future Metaverse Tech and Communications	Non-diversified
India 50	Non-diversified
International Developed Small Cap Value Factor	Diversified
International Dividend Growth	Diversified
Latin America 40	Non-diversified

(a)	Formerly the iShares Robotics and Artificial Intelligence Multisector ETF.
(b)	The Fund’s fiscal year-end changed from July 31 to March 31 during the reporting period.
Basis of Consolidation: The accompanying consolidated financial statements for iShares India 50 ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the "Subsidiary") of the Fund that invested in Indian securities. On March 29, 2023, iShares India 50 ETF filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year-end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Asia 50
HSBC Bank PLC	$3,154,821	$(3,154,821)	$—	$—
Blockchain and Tech
BNP Paribas SA	$1,337,819	$(1,337,819)	$—	$—
BofA Securities, Inc.	1,638,139	(1,638,139)	—	—
J.P. Morgan Securities LLC	6,505,911	(6,505,911)	—	—
Jefferies LLC	594,239	(594,239)	—	—
UBS AG	353,030	(353,030)	—	—
UBS Securities LLC	103,290	(103,290)	—	—
	$10,532,428	$(10,532,428)	$—	$—
Emerging Markets Infrastructure
Morgan Stanley	$642,129	$(642,129)	$—	$—

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Europe
BofA Securities, Inc.	$1,389,443	$(1,389,443)	$—	$—
Goldman Sachs & Co. LLC	991,950	(991,950)	—	—
HSBC Bank PLC	165,948	(165,948)	—	—
UBS AG	1,524,825	(1,524,825)	—	—
	$4,072,166	$(4,072,166)	$—	$—
Future AI & Tech
Goldman Sachs & Co. LLC	$53,703	$(53,703)	$—	$—
J.P. Morgan Securities LLC	4,911,854	(4,911,854)	—	—
Morgan Stanley	10,584,888	(10,584,888)	—	—
UBS Securities LLC	17,621,305	(17,621,305)	—	—
Wells Fargo Bank N.A.	141,505	(141,505)	—	—
	$33,313,255	$(33,313,255)	$—	$—
Future Metaverse Tech and Communications
Barclays Bank PLC	$371,533	$(371,533)	$—	$—
J.P. Morgan Securities LLC	1,252	(1,252)	—	—
	$372,785	$(372,785)	$—	$—
International Developed Small Cap Value Factor
Barclays Capital, Inc.	$531,368	$(531,368)	$—	$—
BofA Securities, Inc.	109,991	(109,991)	—	—
Goldman Sachs & Co. LLC	1,121,054	(1,121,054)	—	—
HSBC Bank PLC	190,125	(190,125)	—	—
J.P. Morgan Securities LLC	57,998	(57,998)	—	—
State Street Bank & Trust Co.	7,416	(7,416)	—	—
	$2,017,952	$(2,017,952)	$—	$—
International Dividend Growth
Goldman Sachs & Co. LLC	$111,761	$(111,761)	$—	$—
HSBC Bank PLC	257,497	(257,497)	—	—
Morgan Stanley	43,966	(43,966)	—	—
	$413,224	$(413,224)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Asia 50	0.50%
Blockchain and Tech	0.47
Emerging Markets Infrastructure	0.60
Future AI & Tech	0.47
Future Metaverse Tech and Communications	0.47
India 50	0.89
International Developed Small Cap Value Factor	0.30
International Dividend Growth	0.15
For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion	0.5145
Over $30 billion	0.4888
For its investment advisory services to the iShares Latin America 40 ETF, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For six months ended September 31, 2024, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Blockchain and Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares Future AI & Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Asia 50	$2,039
Blockchain and Tech	9,777
Emerging Markets Infrastructure	1,366
Europe	2,283
Future Metaverse Tech and Communications	210
International Developed Small Cap Value Factor	5,298
International Dividend Growth	541
Latin America 40	18,937
For the period August 1, 2024 through September 30, 2024 and year ended July 31, 2024, the iShares Future AI & Tech ETF paid BTC $130,428 and $512,531, respectively, for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Asia 50	$18,873,941	$3,985,571	$(1,503,009)
Blockchain and Tech	148,087	1,172,780	119,906
Emerging Markets Infrastructure	4,494	—	—
Europe	7,672,188	1,574,264	(531,098)
International Developed Small Cap Value Factor	60,089	759,537	140,170
International Dividend Growth	8,623,058	6,322,174	(379,524)
Latin America 40	1,268,830	963,562	(233,868)
For the period August 1, 2024 through September 30, 2024, transactions executed by the iShares Future AI & Tech ETF pursuant to Rule 17a-7 under the 1940 Act were $20,115,497, $28,777,186 and $3,824,200 for purchases, sales and net realized gain, respectively.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Asia 50	$130,548,060	$309,796,000
Blockchain and Tech	5,906,274	5,911,675
Emerging Markets Infrastructure	1,026,608	3,013,189
Europe	65,910,534	42,673,515
Future Metaverse Tech and Communications	929,802	937,178
India 50	88,924,350	76,848,318
International Developed Small Cap Value Factor	85,993,204	85,792,561
International Dividend Growth	114,311,243	86,912,998
Latin America 40	128,165,528	135,566,733
For the period August 1, 2024 through September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, for iShares Future AI & Tech ETF were $546,250,706 and $548,141,483, respectively.
For the six months ended September 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$2,155,553	$142,094,634
Blockchain and Tech	6,953,863	2,846,372
Emerging Markets Infrastructure	—	11,307,577
Europe	—	35,086,751
International Developed Small Cap Value Factor	3,336,709	—
International Dividend Growth	141,089,386	8,648,457
Latin America 40	118,710,558	284,322,166
For the period August 1, 2024 through September 30, 2024, in-kind purchases and in-kind sales for iShares Future AI & Tech ETF were $0 and $34,904,470, respectively.
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Capital Losses	Qualified Late-Year Ordinary Losses
Asia 50	$(185,619,438)	$—	$—
Blockchain and Tech	(3,031,623)	—	—
Emerging Markets Infrastructure	(34,972,670)	—	—
Europe	(413,745,446)	—	—
India 50	—	(383,141)	(1,230,810)
International Developed Small Cap Value Factor	(12,062,929)	—	—
International Dividend Growth	(35,103,132)	—	—
Latin America 40	(1,064,815,730)	—	—
As of July 31, 2024, the iShares Future AI & Tech ETF had non-expiring capital loss carryforwards of $77,661,199 available to offset future realized capital gains.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$1,196,613,857	$444,408,676	$(258,933,042)	$185,475,634
Blockchain and Tech	32,690,802	6,420,282	(1,060,065)	5,360,217
Emerging Markets Infrastructure	10,063,989	1,228,683	(1,657,169)	(428,486)
Europe	1,632,549,209	416,777,842	(274,917,533)	141,860,309
Future AI & Tech	603,071,252	66,938,438	(18,685,502)	48,252,936
Future Metaverse Tech and Communications	6,369,420	1,314,532	(452,145)	862,387
India 50	456,187,960	570,525,102	—	570,525,102
International Developed Small Cap Value Factor	177,341,874	30,122,702	(5,805,037)	24,317,665
International Dividend Growth	749,912,877	158,851,111	(14,929,619)	143,921,492
Latin America 40	1,563,382,894	127,834,718	(319,598,751)	(191,764,033)
9. LINE OF CREDIT
The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future AI & Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2024, the iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future AI & Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF and iShares Latin America 40 ETF did not borrow under the Syndicated Credit Agreement.
For the six months ended September 30, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
International Dividend Growth	$6,995,000	$183,497	6.17%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Asia 50
Shares sold	700,000	$43,826,976	400,000	$25,427,942
Shares redeemed	(5,300,000)	(341,929,488)	(3,350,000)	(186,547,759)
	(4,600,000)	$(298,102,512)	(2,950,000)	$(161,119,817)
Blockchain and Tech
Shares sold	250,000	$6,993,094	350,000	$8,814,903
Shares redeemed	(100,000)	(2,863,753)	—	—
	150,000	$4,129,341	350,000	$8,814,903
Emerging Markets Infrastructure
Shares sold	—	$5,714	—	$780
Shares redeemed	(600,000)	(13,093,647)	(50,000)	(1,072,963)
	(600,000)	$(13,087,933)	(50,000)	$(1,072,183)
Europe
Shares sold	550,000	$30,552,460	500,000	$24,586,557
Shares redeemed	(650,000)	(36,164,959)	(6,600,000)	(328,157,426)
	(100,000)	$(5,612,499)	(6,100,000)	$(303,570,869)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Period From 08/01/24 to 09/30/24(a)		Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount	Shares	Amount
Future AI & Tech
Shares sold	—	$63,926	5,000,000	$165,766,335	6,200,000	$197,528,251
Shares redeemed	(1,200,000)	(38,270,774)	(800,000)	(26,863,979)	(600,000)	(15,267,741)
Net increase (decrease)	(1,200,000)	$(38,206,848)	4,200,000	$138,902,356	5,600,000	$182,260,510

	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Future Metaverse Tech and Communications
Shares sold	—	$—	50,000	$1,603,382
Shares redeemed	—	—	(50,000)	(1,617,714)
	—	$—	—	$(14,332)
India 50
Shares sold	900,000	$48,151,658	3,550,000	$169,379,144
Shares redeemed	(200,000)	(9,963,463)	(350,000)	(14,781,480)
	700,000	$38,188,195	3,200,000	$154,597,664
International Developed Small Cap Value Factor
Shares sold	100,000	$3,413,826	200,000	$6,476,894
International Dividend Growth
Shares sold	2,450,000	$171,116,309	800,000	$50,444,647
Shares redeemed	(150,000)	(9,981,605)	(850,000)	(51,708,417)
	2,300,000	$161,134,704	(50,000)	$(1,263,770)
Latin America 40
Shares sold	6,750,000	$177,610,175	29,250,000	$798,802,712
Shares redeemed	(14,000,000)	(364,308,006)	(10,500,000)	(280,171,778)
	(7,250,000)	$(186,697,831)	18,750,000	$518,630,934

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of September 31, 2024 and have not been recorded in the applicable Fund's net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund's NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Europe ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
The iShares Europe ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
During the period, the iShares Europe ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2022, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Asia 50 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Blockchain and Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Emerging Markets Infrastructure ETF, iShares India 50 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Europe ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Latin America 40 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

2024 iShares Semi-Annual Financial Statements and Additional Information

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iS-SAR-310-0924

September 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

2

Schedule of Investments (unaudited)
September 30, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
AZ-COM MARUWA Holdings Inc.	3,200	$25,769
Mitsui-Soko Holdings Co. Ltd.	1,600	69,293
Nippon Express Holdings Inc.	3,200	168,534
Sankyu Inc.	3,200	108,073
Senko Group Holdings Co. Ltd.	6,400	55,779
SG Holdings Co. Ltd.	17,600	188,766
Yamato Holdings Co. Ltd.	11,200	127,541
		743,755
Automobile Components — 2.3%
Aisin Corp.	19,200	213,343
Bridgestone Corp.	28,800	1,112,195
Denso Corp.	83,200	1,250,611
Koito Manufacturing Co. Ltd.	11,200	155,825
KYB Corp.	1,600	54,046
NHK Spring Co. Ltd.	9,600	122,836
Nifco Inc./Japan	3,200	81,913
Niterra Co. Ltd.	8,000	225,402
Sumitomo Electric Industries Ltd.	38,400	623,527
Sumitomo Rubber Industries Ltd.	9,600	105,626
Toyo Tire Corp.	6,400	93,995
Toyoda Gosei Co. Ltd.	3,200	55,307
Toyota Boshoku Corp.	4,800	63,101
Yokohama Rubber Co. Ltd. (The)	4,800	107,884
		4,265,611
Automobiles — 4.0%
Honda Motor Co. Ltd.	238,400	2,545,240
Isuzu Motors Ltd.	28,800	392,693
Mazda Motor Corp.	33,600	256,722
Mitsubishi Motors Corp.	40,000	108,829
Subaru Corp.	30,400	537,810
Suzuki Motor Corp.	73,600	828,728
Toyota Motor Corp.	124,820	2,243,516
Yamaha Motor Co. Ltd.	44,800	403,473
		7,317,011
Banks — 5.4%
Chiba Bank Ltd. (The)	27,200	221,090
Concordia Financial Group Ltd.	52,800	294,728
Fukuoka Financial Group Inc.	8,000	207,141
Mebuki Financial Group Inc.	46,400	187,830
Mitsubishi UFJ Financial Group Inc.	236,800	2,431,603
Mizuho Financial Group Inc.	121,650	2,514,606
Resona Holdings Inc.	113,600	796,006
Seven Bank Ltd.	33,600	67,424
Sumitomo Mitsui Financial Group Inc.	115,200	2,461,434
Sumitomo Mitsui Trust Holdings Inc.	35,208	842,701
		10,024,563
Beverages — 1.1%
Asahi Group Holdings Ltd.	76,800	1,006,614
Kirin Holdings Co. Ltd.	41,600	633,978
Suntory Beverage & Food Ltd.	6,400	240,985
Takara Holdings Inc.	8,000	67,927
		1,949,504
Biotechnology — 0.1%
PeptiDream Inc.(a)	4,800	89,311
Takara Bio Inc.	1,600	11,197
		100,508
Broadline Retail — 0.5%
ASKUL Corp.	3,200	48,219
Pan Pacific International Holdings Corp.	20,800	540,463
Security	Shares	Value
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	12,800	$235,044
Seria Co. Ltd.	3,200	76,986
		900,712
Building Products — 1.5%
AGC Inc.	9,600	311,522
Daikin Industries Ltd.	12,800	1,796,621
Nichias Corp.	3,200	127,855
Sanwa Holdings Corp.	8,000	212,980
Takasago Thermal Engineering Co. Ltd.	3,200	115,417
TOTO Ltd.	6,400	238,064
		2,802,459
Capital Markets — 1.4%
Daiwa Securities Group Inc.	76,800	544,716
Japan Exchange Group Inc.	51,200	665,411
Monex Group Inc.	11,200	47,401
Nihon M&A Center Holdings Inc.	17,600	80,389
Nomura Holdings Inc.	164,800	860,089
SBI Holdings Inc.	16,000	370,280
		2,568,286
Chemicals — 3.7%
ADEKA Corp.	3,200	65,681
Air Water Inc.	9,600	134,745
Daicel Corp.	11,200	104,528
Fujimi Inc.	3,200	53,308
Fuso Chemical Co. Ltd.	1,600	44,518
Kansai Paint Co. Ltd.	8,000	142,896
KH Neochem Co. Ltd.	1,600	23,434
Kuraray Co. Ltd.	14,400	213,972
Mitsubishi Chemical Group Corp.	73,600	473,427
Mitsubishi Gas Chemical Co. Inc.	8,000	155,982
Mitsui Chemicals Inc.	8,000	213,696
Nippon Paint Holdings Co. Ltd.	44,800	341,194
Nippon Sanso Holdings Corp.	9,600	352,348
Nissan Chemical Corp.	4,800	172,312
Nitto Denko Corp.	32,000	538,504
NOF Corp.	9,600	165,808
Shin-Etsu Chemical Co. Ltd.	65,600	2,741,449
Sumitomo Bakelite Co. Ltd.	3,200	90,169
Taiyo Holdings Co. Ltd.	1,600	41,437
Tokai Carbon Co. Ltd.	9,600	61,946
Tokyo Ohka Kogyo Co. Ltd.	4,800	118,034
Toray Industries Inc.	68,800	406,320
Tosoh Corp.	12,800	171,388
		6,827,096
Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	22,400	399,958
Japan Elevator Service Holdings Co. Ltd.	3,200	69,736
Pilot Corp.	1,600	49,652
Secom Co. Ltd.	22,400	828,555
Sohgo Security Services Co. Ltd.	17,600	128,087
		1,475,988
Construction & Engineering — 1.0%
COMSYS Holdings Corp.	3,200	69,857
EXEO Group Inc.	8,000	87,205
Hazama Ando Corp.	9,600	75,280
Infroneer Holdings Inc.	12,800	105,170
Kajima Corp.	22,400	419,847
Kandenko Co. Ltd.	6,400	99,830
Kyudenko Corp.	1,600	75,861
Obayashi Corp.	35,200	448,576
SHO-BOND Holdings Co. Ltd.	1,600	63,441
3
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Taisei Corp.	9,600	$421,561
		1,866,628
Consumer Finance — 0.2%
Acom Co. Ltd.	17,600	47,002
AEON Financial Service Co. Ltd.	6,400	56,424
Credit Saison Co. Ltd.	6,400	160,601
Marui Group Co. Ltd.	6,400	107,034
		371,061
Consumer Staples Distribution & Retail — 1.6%
Cosmos Pharmaceutical Corp.	3,200	165,817
Create SD Holdings Co. Ltd.	1,600	35,877
Kobe Bussan Co. Ltd.	8,000	249,506
Kusuri no Aoki Holdings Co. Ltd.	3,200	74,419
Life Corp.	1,600	40,590
MatsukiyoCocokara & Co.	19,200	316,327
Seven & i Holdings Co. Ltd.	107,200	1,614,180
Sugi Holdings Co. Ltd.	6,400	118,193
Sundrug Co. Ltd.	3,200	94,689
Tsuruha Holdings Inc.	1,600	101,202
Welcia Holdings Co. Ltd.	4,800	68,198
Yaoko Co. Ltd.	1,600	108,625
		2,987,623
Diversified Telecommunication Services — 1.6%
Internet Initiative Japan Inc.	4,800	101,267
Nippon Telegraph & Telephone Corp.	2,700,800	2,768,818
U-Next Holdings Co. Ltd.	1,600	61,321
		2,931,406
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	36,800	432,479
Kansai Electric Power Co. Inc. (The)	38,400	636,398
Kyushu Electric Power Co. Inc.	24,000	262,380
		1,331,257
Electrical Equipment — 1.4%
Fuji Electric Co. Ltd.	6,400	387,797
Fujikura Ltd.	12,800	434,944
Mitsubishi Electric Corp.	110,400	1,790,791
		2,613,532
Electronic Equipment, Instruments & Components — 5.0%
Azbil Corp.	25,600	208,073
Canon Marketing Japan Inc.	3,200	104,128
Citizen Watch Co. Ltd.	9,600	61,541
Daiwabo Holdings Co. Ltd.	4,800	91,545
Dexerials Corp.	9,600	137,153
Hamamatsu Photonics KK	16,000	208,771
Hirose Electric Co. Ltd.	1,600	204,184
Horiba Ltd.	1,600	104,692
Ibiden Co. Ltd.	4,800	148,353
Jeol Ltd.	3,200	125,365
Kaga Electronics Co. Ltd.	3,200	62,556
Keyence Corp.	5,744	2,752,881
Kyocera Corp.	62,400	729,281
Macnica Holdings Inc.	9,600	133,687
Maruwa Co. Ltd./Aichi	100	29,563
Meiko Electronics Co. Ltd.	1,600	69,775
Murata Manufacturing Co. Ltd.	89,600	1,773,068
Omron Corp.	8,000	365,757
Shimadzu Corp.	12,800	428,116
Taiyo Yuden Co. Ltd.	4,800	98,849
TDK Corp.	80,000	1,021,947
Tokyo Electron Device Ltd.	1,600	40,428
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp.	11,200	$286,998
		9,186,711
Entertainment — 2.4%
Capcom Co. Ltd.	17,600	410,505
GungHo Online Entertainment Inc.	3,290	70,781
Koei Tecmo Holdings Co. Ltd.	6,480	74,716
Konami Group Corp.	3,200	326,331
Nexon Co. Ltd.	22,400	445,131
Nintendo Co. Ltd.	48,000	2,565,665
Square Enix Holdings Co. Ltd.	4,800	190,549
Toei Animation Co. Ltd.	1,600	33,821
Toho Co. Ltd./Tokyo	6,400	259,581
		4,377,080
Financial Services — 1.2%
Financial Products Group Co. Ltd.	3,200	49,860
Fuyo General Lease Co. Ltd.	1,600	123,405
GMO Payment Gateway Inc.	1,600	97,365
Mitsubishi HC Capital Inc.	44,800	318,175
Mizuho Leasing Co. Ltd.	9,600	66,363
ORIX Corp.	59,200	1,385,212
Tokyo Century Corp.	8,000	90,114
Zenkoku Hosho Co. Ltd.	3,200	126,301
		2,256,795
Food Products — 1.8%
Ajinomoto Co. Inc.	24,000	928,846
Calbee Inc.	4,800	116,900
Kikkoman Corp.	33,600	382,252
Kotobuki Spirits Co. Ltd.	4,800	60,802
MEIJI Holdings Co. Ltd.	12,800	320,159
Morinaga & Co. Ltd./Japan	4,800	96,149
Morinaga Milk Industry Co. Ltd.	3,200	78,184
NH Foods Ltd.	4,800	177,961
Nichirei Corp.	4,800	148,731
Nissin Foods Holdings Co. Ltd.	11,200	312,976
Nissui Corp.	9,600	61,635
Toyo Suisan Kaisha Ltd.	4,800	315,144
Yakult Honsha Co. Ltd.	14,400	333,486
		3,333,225
Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	4,800	77,185
Osaka Gas Co. Ltd.	20,800	469,084
Tokyo Gas Co. Ltd.	19,200	447,228
		993,497
Ground Transportation — 0.9%
Central Japan Railway Co.	38,400	886,658
Keikyu Corp.	12,800	104,461
Kintetsu Group Holdings Co. Ltd.	9,600	239,084
Odakyu Electric Railway Co. Ltd.	16,000	178,461
Seibu Holdings Inc.	12,800	284,752
		1,693,416
Health Care Equipment & Supplies — 3.2%
Asahi Intecc Co. Ltd.	12,800	225,194
Hoya Corp.	19,800	2,742,370
Nakanishi Inc.	4,800	89,509
Nihon Kohden Corp.	8,000	119,011
Olympus Corp.	57,600	1,094,936
Sysmex Corp.	25,600	506,720
Terumo Corp.	56,000	1,060,891
		5,838,631
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 0.1%
Amvis Holdings Inc.	1,600	$21,321
Medipal Holdings Corp.	9,600	167,319
Ship Healthcare Holdings Inc.	3,200	52,289
		240,929
Health Care Technology — 0.1%
M3 Inc.	20,800	208,291
Hotels, Restaurants & Leisure — 1.2%
Food & Life Companies Ltd.	6,400	128,598
McDonald's Holdings Co. Japan Ltd.	6,400	304,944
Oriental Land Co. Ltd./Japan	54,400	1,407,185
Round One Corp.	9,600	73,599
Zensho Holdings Co. Ltd.	4,800	265,948
		2,180,274
Household Durables — 3.3%
Haseko Corp.	8,000	104,932
Iida Group Holdings Co. Ltd.	9,600	148,257
JVCKenwood Corp.	8,000	75,601
Open House Group Co. Ltd.	3,200	121,042
Panasonic Holdings Corp.	120,000	1,054,170
Rinnai Corp.	4,800	118,570
Sekisui Chemical Co. Ltd.	20,800	325,223
Sekisui House Ltd.	30,400	844,077
Sony Group Corp.	152,000	2,952,992
Sumitomo Forestry Co. Ltd.	8,000	393,798
Tama Home Co. Ltd.	1,600	44,641
		6,183,303
Household Products — 0.5%
Lion Corp.	12,800	144,012
Unicharm Corp.	19,200	691,695
		835,707
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	8,000	133,785
Industrial Conglomerates — 1.8%
Hikari Tsushin Inc.	1,600	356,351
Hitachi Ltd.	112,000	2,969,941
		3,326,292
Insurance — 3.4%
Dai-ichi Life Holdings Inc.	46,400	1,203,957
MS&AD Insurance Group Holdings Inc.	67,200	1,579,481
Sompo Holdings Inc.	44,800	1,009,827
Tokio Marine Holdings Inc.	68,800	2,536,961
		6,330,226
Interactive Media & Services — 0.3%
Kakaku.com Inc.	6,400	111,406
LY Corp.	144,000	419,731
		531,137
IT Services — 3.5%
BIPROGY Inc.	3,200	108,748
Dentsu Soken Inc.	1,600	61,827
Fujitsu Ltd.	92,800	1,907,913
Future Corp.	3,200	40,571
GMO internet group Inc.	3,200	56,002
NEC Corp.	13,500	1,303,645
NEC Networks & System Integration Corp.	3,200	61,947
NET One Systems Co. Ltd.	3,200	79,911
Nomura Research Institute Ltd.	22,464	833,676
NS Solutions Corp.	3,200	83,056
NSD Co. Ltd.	3,200	70,858
NTT Data Group Corp.	27,200	489,537
Security	Shares	Value
IT Services (continued)
Obic Co. Ltd.	16,000	$561,347
Otsuka Corp.	11,200	276,605
SCSK Corp.	6,400	132,699
SHIFT Inc.(a)	300	28,527
TIS Inc.	11,200	285,899
		6,382,768
Leisure Products — 1.1%
Bandai Namco Holdings Inc.	27,200	620,654
Sankyo Co. Ltd.	9,600	141,495
Sega Sammy Holdings Inc.	9,600	192,333
Shimano Inc.	4,800	913,765
Yamaha Corp.	19,200	166,034
		2,034,281
Machinery — 6.3%
Amada Co. Ltd.	16,000	163,355
Daifuku Co. Ltd.	17,600	340,697
DMG Mori Co. Ltd.	6,400	136,513
Ebara Corp.	20,800	340,930
FANUC Corp.	48,000	1,409,780
Hitachi Construction Machinery Co. Ltd.	4,800	117,648
Hoshizaki Corp.	6,400	222,885
Komatsu Ltd.	48,000	1,343,746
Kubota Corp.	52,800	753,901
Makita Corp.	11,200	378,353
Minebea Mitsumi Inc.	17,600	347,890
MISUMI Group Inc.	16,000	290,223
Mitsubishi Heavy Industries Ltd.	177,600	2,654,052
Mitsubishi Logisnext Co. Ltd.	1,600	14,661
Miura Co. Ltd.	4,800	118,360
Nabtesco Corp.	6,400	110,409
NGK Insulators Ltd.	11,200	147,304
Nomura Micro Science Co. Ltd.	1,600	27,258
Organo Corp.	1,600	78,305
SMC Corp.	3,200	1,431,106
Sumitomo Heavy Industries Ltd.	6,400	154,860
Takeuchi Manufacturing Co. Ltd.	1,600	49,793
Toyota Industries Corp.	8,000	620,340
Tsugami Corp.	1,600	16,697
Yaskawa Electric Corp.	11,200	392,072
		11,661,138
Marine Transportation — 1.1%
Iino Kaiun Kaisha Ltd.	3,200	28,198
Kawasaki Kisen Kaisha Ltd.	24,000	374,148
Mitsui OSK Lines Ltd.	22,400	775,501
Nippon Yusen KK	25,600	940,328
		2,118,175
Media — 0.2%
CyberAgent Inc.	24,000	170,617
Hakuhodo DY Holdings Inc.	14,400	117,998
		288,615
Metals & Mining — 1.4%
ARE Holdings Inc.	1,600	20,325
Daido Steel Co. Ltd.	6,400	62,841
Dowa Holdings Co. Ltd.	3,200	117,608
JFE Holdings Inc.	28,800	387,193
Kobe Steel Ltd.	20,800	249,280
Maruichi Steel Tube Ltd.	3,200	75,497
Mitsui Mining & Smelting Co. Ltd.	3,200	109,528
Nippon Steel Corp.	48,000	1,075,782
Sumitomo Metal Mining Co. Ltd.	12,800	384,133
Tokyo Steel Manufacturing Co. Ltd.	3,200	44,227
5
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Yamato Kogyo Co. Ltd.	1,600	$80,275
		2,606,689
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	3,200	176,533
ENEOS Holdings Inc.	160,000	876,026
Idemitsu Kosan Co. Ltd.	52,800	382,871
Inpex Corp.	41,600	563,213
Itochu Enex Co. Ltd.	1,600	17,486
Iwatani Corp.	12,800	184,777
Japan Petroleum Exploration Co. Ltd.	8,000	58,494
		2,259,400
Paper & Forest Products — 0.1%
Oji Holdings Corp.	41,600	166,659
Personal Care Products — 1.1%
Kao Corp.	24,000	1,186,239
Kobayashi Pharmaceutical Co. Ltd.	3,200	127,271
Rohto Pharmaceutical Co. Ltd.	9,600	240,284
Shiseido Co. Ltd.	20,800	565,691
		2,119,485
Pharmaceuticals — 5.8%
Astellas Pharma Inc.	89,640	1,036,002
Chugai Pharmaceutical Co. Ltd.	32,000	1,551,075
Daiichi Sankyo Co. Ltd.	73,609	2,431,476
Eisai Co. Ltd.	12,800	477,119
Kyowa Kirin Co. Ltd.	12,800	225,878
Nippon Shinyaku Co. Ltd.	3,200	83,506
Ono Pharmaceutical Co. Ltd.	19,200	257,728
Otsuka Holdings Co. Ltd.	25,600	1,454,057
Shionogi & Co. Ltd.	38,400	550,432
Takeda Pharmaceutical Co. Ltd.	89,600	2,581,697
		10,648,970
Professional Services — 2.1%
BayCurrent Inc.	8,000	293,774
Bell System24 Holdings Inc.	1,600	16,863
Dip Corp.	1,600	31,718
JAC Recruitment Co. Ltd.	3,200	17,127
MEITEC Group Holdings Inc.	3,200	71,203
Pasona Group Inc.	1,600	24,782
Persol Holdings Co. Ltd.	105,600	190,305
Recruit Holdings Co. Ltd.	48,000	2,916,115
SMS Co. Ltd.	3,200	48,085
TechnoPro Holdings Inc.	6,400	124,565
Transcosmos Inc.	1,600	39,526
UT Group Co. Ltd.	1,600	30,904
Visional Inc.(a)	1,600	88,397
		3,893,364
Real Estate Management & Development — 2.6%
Daito Trust Construction Co. Ltd.	3,200	389,779
Daiwa House Industry Co. Ltd.	27,200	856,147
Hulic Co. Ltd.	22,400	228,020
Katitas Co. Ltd.	3,200	44,639
Mitsubishi Estate Co. Ltd.	62,400	985,564
Mitsui Fudosan Co. Ltd.	136,000	1,281,508
Nomura Real Estate Holdings Inc.	4,800	129,327
Starts Corp. Inc.	1,600	38,986
Sumitomo Realty & Development Co. Ltd.	14,400	487,447
Tokyo Tatemono Co. Ltd.	9,600	154,193
Tokyu Fudosan Holdings Corp.	30,400	211,513
		4,807,123
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.3%
Advantest Corp.	28,800	$1,354,500
Disco Corp.	4,800	1,264,453
Ferrotec Holdings Corp.	3,200	52,030
Furuya Metal Co. Ltd.	1,600	45,029
Japan Material Co. Ltd.	3,200	41,646
Lasertec Corp.	4,800	800,288
Mitsui High-Tec Inc.	4,800	30,269
Renesas Electronics Corp.	76,800	1,114,572
Rohm Co. Ltd.	19,200	216,301
Rorze Corp.	6,400	89,467
SCREEN Holdings Co. Ltd.	3,200	225,029
Shinko Electric Industries Co. Ltd.(a)	3,200	122,380
SUMCO Corp.	19,200	207,666
Tokyo Electron Ltd.	11,900	2,122,194
Tokyo Seimitsu Co. Ltd.	1,600	85,172
Towa Corp.(b)	4,800	74,042
Ulvac Inc.(b)	1,600	85,818
		7,930,856
Software — 0.3%
Justsystems Corp.	1,600	39,921
Oracle Corp./Japan	1,600	165,190
Rakus Co. Ltd.	4,800	74,764
Systena Corp.	12,800	33,218
Trend Micro Inc./Japan	4,800	285,001
		598,094
Specialty Retail — 2.0%
ABC-Mart Inc.	4,800	102,013
Adastria Co. Ltd.	1,600	37,086
Fast Retailing Co. Ltd.	6,400	2,123,502
IDOM Inc.	3,200	24,269
Nextage Co. Ltd.	1,600	20,564
Nitori Holdings Co. Ltd.	3,800	565,753
Nojima Corp.	3,200	45,451
PAL GROUP Holdings Co. Ltd.	1,600	28,031
Sanrio Co. Ltd.	8,000	230,561
Shimamura Co. Ltd.	1,600	87,401
USS Co. Ltd.	24,000	227,807
Workman Co. Ltd.	1,600	49,222
ZOZO Inc.	6,400	232,509
		3,774,169
Technology Hardware, Storage & Peripherals — 2.0%
Brother Industries Ltd.	14,400	282,419
Canon Inc.	49,600	1,633,589
FUJIFILM Holdings Corp.	56,000	1,449,668
MCJ Co. Ltd.	4,800	51,098
Seiko Epson Corp.	12,800	236,782
		3,653,556
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	36,800	773,099
Goldwin Inc.	1,600	92,696
		865,795
Tobacco — 0.9%
Japan Tobacco Inc.	59,200	1,726,197
Trading Companies & Distributors — 6.6%
Hanwa Co. Ltd.	1,600	55,746
Inabata & Co. Ltd.	1,600	37,261
ITOCHU Corp.	52,800	2,845,658
Kanematsu Corp.	3,200	54,318
Marubeni Corp.	88,000	1,453,922
Mitsubishi Corp.	129,600	2,693,068
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Mitsui & Co. Ltd.	112,000	$2,504,772
Mitsui Matsushima Holdings Co. Ltd.	1,600	54,087
MonotaRO Co. Ltd.	14,400	240,120
Sojitz Corp.	11,220	265,843
Sumitomo Corp.	64,000	1,437,187
Toyota Tsusho Corp.	27,200	497,317
		12,139,299
Wireless Telecommunication Services — 2.4%
KDDI Corp.	73,600	2,357,960
SoftBank Corp.	1,600,000	2,088,944
		4,446,904
Total Long-Term Investments — 99.0% (Cost: $168,809,048)		182,847,836
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	102,889	102,982
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	60,000	$60,000
Total Short-Term Securities — 0.1% (Cost: $162,950)		162,982
Total Investments — 99.1% (Cost: $168,971,998)		183,010,818
Other Assets Less Liabilities — 0.9%		1,608,663
Net Assets — 100.0%		$184,619,481

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$96,952	$6,030 (a)	$—	$(41)	$41	$102,982	102,889	$260 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	40,000 (a)	—	—	—	60,000	60,000	1,354	—
				$(41)	$41	$162,982		$1,614	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	98	12/12/24	$1,821	$(34,131)
7
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$34,131	$—	$—	$—	$34,131

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,349)	$—	$—	$—	$(1,349)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(39,490)	$—	$—	$—	$(39,490)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,120,999
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$182,847,836	$—	$182,847,836
Short-Term Securities
Money Market Funds	162,982	—	—	162,982
	$162,982	$182,847,836	$—	$183,010,818
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(34,131)	$—	$(34,131)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Statement of Assets and Liabilities (unaudited)
September 30, 2024

iShares JPX-Nikkei 400 ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$182,847,836
Investments, at value—affiliated(c)	162,982
Cash	8,259
Foreign currency collateral pledged for futures contracts(d)	17,179
Foreign currency, at value(e)	137,157
Receivables:
Securities lending income—affiliated	38
Dividends—unaffiliated	1,623,066
Dividends—affiliated	329
Tax reclaims	42,299
Total assets	184,839,145
LIABILITIES
Collateral on securities loaned, at value	102,883
Payables:
Investment advisory fees	70,705
Variation margin on futures contracts	46,076
Total liabilities	219,664
Commitments and contingent liabilities
NET ASSETS	$184,619,481
NET ASSETS CONSIST OF
Paid-in capital	$197,021,255
Accumulated loss	(12,401,774)
NET ASSETS	$184,619,481
NET ASSET VALUE
Shares outstanding	2,400,000
Net asset value	$76.92
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$168,809,048
(b) Securities loaned, at value	$98,229
(c) Investments, at cost—affiliated	$162,950
(d) Foreign currency collateral pledged, at cost	$16,943
(e) Foreign currency, at cost	$137,913
See notes to financial statements.
9
2024 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended September 30, 2024

iShares JPX-Nikkei 400 ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,004,748
Dividends—affiliated	1,354
Securities lending income—affiliated—net	260
Foreign taxes withheld	(216,697)
Total investment income	1,789,665
EXPENSES
Investment advisory	274,600
Commitment costs	424
Total expenses	275,024
Net investment income	1,514,641
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(726,254)
Investments—affiliated	(41)
Foreign currency transactions	(14,107)
Futures contracts	(1,349)
(741,751)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	6,388,751
Investments—affiliated	41
Foreign currency translations	(6,347)
Futures contracts	(39,490)
6,342,955
Net realized and unrealized gain	5,601,204
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,115,845
See notes to financial statements.
Statement of Operations
10

Statements of Changes in Net Assets

	iShares JPX-Nikkei 400 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,514,641	$1,726,428
Net realized gain (loss)	(741,751)	9,433,469
Net change in unrealized appreciation (depreciation)	6,342,955	4,238,547
Net increase in net assets resulting from operations	7,115,845	15,398,444
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(708,661)(b)	(2,031,656)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	88,317,123	20,110,420
NET ASSETS
Total increase in net assets	94,724,307	33,477,208
Beginning of period	89,895,174	56,417,966
End of period	$184,619,481	$89,895,174

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
11
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$74.91	$62.69	$65.05	$73.30	$53.52	$58.88
Net investment income(a)	0.98	1.27	1.16	1.12	0.88	0.96
Net realized and unrealized gain (loss)(b)	1.62	12.70	(2.66)	(7.51)	19.82	(5.10)
Net increase (decrease) from investment operations	2.60	13.97	(1.50)	(6.39)	20.70	(4.14)
Distributions from net investment income	(0.59)(d)	(1.75)	(0.86)	(1.86)	(0.92)	(1.22)
Net asset value, end of period	$76.92	$74.91	$62.69	$65.05	$73.30	$53.52
Total Return(e)
Based on net asset value	3.53%(f)	22.72%	(2.28)%	(8.94)%	38.91%	(7.29)%
Ratios to Average Net Assets(g)
Total expenses	0.48%(h)	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.65%(h)	1.91%	1.99%	1.57%	1.36%	1.61%
Supplemental Data
Net assets, end of period (000)	$184,619	$89,895	$56,418	$78,055	$87,962	$80,279
Portfolio turnover rate(i)	15%	12%	12%	11%	10%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
12

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
JPX-Nikkei 400	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
13
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
JPX-Nikkei 400
HSBC BANK PLC	$75,091	$(75,091)	$—	$—
J.P. Morgan Securities LLC	23,138	(23,138)	—	—
	$98,229	$(98,229)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
15
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended September 30, 2024, the Fund paid BTC $71 for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
JPX-Nikkei 400	$2,932,302	$7,752	$(7)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
JPX-Nikkei 400	$19,347,744	$17,716,731
For the six months ended September 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$86,579,682	$—
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of March 31, 2024, the Fund had non-expiring capital loss carryforwards of $26,185,343 available to offset future realized capital gains.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPX-Nikkei 400	$170,543,793	$19,272,911	$(6,840,017)	$12,432,894
9. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
17
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
JPX-Nikkei 400
Shares sold	1,200,000	$88,317,123	1,050,000	$68,286,446
Shares redeemed	—	—	(750,000)	(48,176,026)
	1,200,000	$88,317,123	300,000	$20,110,420
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
19
2024 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
20

Board Review and Approval of Investment Advisory Contract
iShares JPX-Nikkei 400 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
  In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
21
2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
22

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
23
2024 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by The Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc., or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics –Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: November 21, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: November 21, 2024